                                     [LOGO]

                                 COLUMBIA FUNDS
                             1997    ANNUAL REPORT

                           COLUMBIA COMMON STOCK FUND
              ----------------------------------------------------
              ----------------------------------------------------
                              COLUMBIA GROWTH FUND
              ----------------------------------------------------
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                       COLUMBIA INTERNATIONAL STOCK FUND
              ----------------------------------------------------
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                             COLUMBIA SPECIAL FUND
              ----------------------------------------------------
              ----------------------------------------------------
                            COLUMBIA SMALL CAP FUND
              ----------------------------------------------------
              ----------------------------------------------------
                        COLUMBIA REAL ESTATE EQUITY FUND
              ----------------------------------------------------
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                             COLUMBIA BALANCED FUND
              ----------------------------------------------------
              ----------------------------------------------------
                         COLUMBIA DAILY INCOME COMPANY
              ----------------------------------------------------
              ----------------------------------------------------
                    COLUMBIA U.S. GOVERNMENT SECURITIES FUND
              ----------------------------------------------------
              ----------------------------------------------------
                     COLUMBIA FIXED INCOME SECURITIES FUND
              ----------------------------------------------------
              ----------------------------------------------------
                          COLUMBIA MUNICIPAL BOND FUND
              ----------------------------------------------------
              ----------------------------------------------------
                            COLUMBIA HIGH YIELD FUND

DEAR COLUMBIA INVESTOR:

We are pleased to present the 1997 Columbia Funds Shareholder Report. Inside you will find updated financial information and summaries of each Fund's investment activity for the year, along with a chart illustrating the growth of a hypothetical investment, compared to each Fund's industry benchmark.

The "Overview of the Markets" on page one summarizes stock and bond market activity during 1997. In addition, Columbia's investment approach is described, highlighting themes and strategies used during the year to meet the objectives of each Fund. We hope that you find this information helpful as you evaluate the performance of your investments.

As always, we appreciate the confidence and trust you have placed in Columbia Funds, and we look forward to helping you achieve your investment goals in the months and years to come.

Sincerely,

        [SIG]                             [SIG]
John A. Kemp                              Thomas L. Thomsen
CHAIRMAN AND CHIEF EXECUTIVE OFFICER      PRESIDENT AND CHIEF INVESTMENT OFFICER
COLUMBIA FUNDS MANAGEMENT COMPANY         COLUMBIA FUNDS MANAGEMENT COMPANY

       FRONT COVER FEATURES A PHOTOGRAPH OF THE 80-YEAR-OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE. THE PHOTO WAS TAKEN IN
       OREGON, LOOKING ACROSS TO WASHINGTON STATE.

                               TABLE OF CONTENTS
       -----------------------------------------------------------------

                        ANNUAL REPORT, DECEMBER 31, 1997

AN OVERVIEW OF THE MARKETS.....................................................1
COLUMBIA COMMON STOCK FUND
  Investment Review............................................................3
  Financial Highlights........................................................15
  Schedule of Investments.....................................................27
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA GROWTH FUND
  Investment Review............................................................4
  Financial Highlights........................................................16
  Schedule of Investments.....................................................29
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA INTERNATIONAL STOCK FUND
  Investment Review............................................................5
  Financial Highlights........................................................17
  Schedule of Investments.....................................................31
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA SPECIAL FUND
  Investment Review............................................................6
  Financial Highlights........................................................18
  Schedule of Investments.....................................................35
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................68
COLUMBIA SMALL CAP FUND
  Investment Review............................................................7
  Financial Highlights........................................................19
  Schedule of Investments.....................................................37
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................68
COLUMBIA REAL ESTATE EQUITY FUND
  Investment Review............................................................8
  Financial Highlights........................................................20
  Schedule of Investments.....................................................39
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................68
COLUMBIA BALANCED FUND
  Investment Review............................................................9
  Financial Highlights........................................................21
  Schedule of Investments.....................................................40
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................69

COLUMBIA DAILY INCOME COMPANY
  Investment Review...........................................................10
  Financial Highlights........................................................22
  Schedule of Investments.....................................................45
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................69
COLUMBIA U.S. GOVERNMENT SECURITIES FUND
  Investment Review...........................................................11
  Financial Highlights........................................................23
  Schedule of Investments.....................................................48
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................69
COLUMBIA FIXED INCOME SECURITIES FUND
  Investment Review...........................................................12
  Financial Highlights........................................................24
  Schedule of Investments.....................................................49
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
COLUMBIA MUNICIPAL BOND FUND
  Investment Review...........................................................13
  Financial Highlights........................................................25
  Schedule of Investments.....................................................52
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
COLUMBIA HIGH YIELD FUND
  Investment Review...........................................................14
  Financial Highlights........................................................26
  Schedule of Investments.....................................................58
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
NOTES TO FINANCIAL STATEMENTS.................................................71

                                 COLUMBIA FUNDS
                                 P.O. BOX 1350
                            PORTLAND, OR 97207-1350
                                    222-3606
                                 1-800-547-1707
                             WWW.COLUMBIAFUNDS.COM

                           AN OVERVIEW OF THE MARKETS
       -----------------------------------------------------------------

A LOOK BACK AT 1997

The year was ushered in with favorable economic conditions. While the GDP exceeded expectations in the first quarter, it was not accompanied by higher inflation. The Fed, nevertheless, responded to the quickly growing economy by raising short-term interest rates .25% at the end of March. This action set the tone for a dramatic increase in stock market volatility in the second quarter that continued throughout much of the year. Immediately after the rate hike, both the S&P 500 and NASDAQ gave up most of their year-to-date gains, only to have investors bid prices right back up. By the end of the second quarter, the S&P 500 had gained 20.59%, led by a narrow group of large company stocks.

                             GROSS DOMESTIC PRODUCT
                             VS. INFLATION IN 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROSS DOMESTIC PRODUST VS. INFLATION IN
                  1997
                                                   GDP           INFLATION
                                           (SEASONALLY ADJUSTED
                                               ANNUAL RATE)
1QTR                                                      4.90%
2QTR                                                      3.30%
3QTR                                                      3.10%
4QTR                                                      4.30%

In the third quarter, the market began to broaden as investors gained confidence about continued moderate economic growth and low inflation. Investors moved away from large capitalization stocks to seek values in smaller cap companies and issues overseas. Meanwhile, continuing earnings growth, expanding profit margins, subdued inflation and low interest rates all suggested that the stock market would prolong its historic bull run for a 13th consecutive year. Although it appeared that the economy was approaching full utilization, there were no signs of excess or imbalance that suggested the Fed might tighten rates in the near term.

                            30-YEAR TREASURY YIELDS
                            OVER THE LAST SIX YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1/3/92           7.48
1/10/92          7.39
1/17/92          7.61
1/24/92          7.71
1/31/92          7.76
2/7/92           7.76
2/14/92           7.9
2/21/92          7.94
2/28/92          7.79
3/6/92           7.93
3/13/92          8.07
3/20/92          8.05
3/27/92          7.94
4/3/92           7.88
4/10/92          7.89
4/17/92          7.94
4/24/92          8.04
5/1/92           8.01
5/8/92           7.89
5/15/92          7.82
5/22/92          7.82
5/29/92          7.84
6/5/92           7.85
6/12/92          7.88
6/19/92          7.83
6/26/92          7.78
7/3/92           7.63
7/10/92          7.63
7/17/92          7.68
7/24/92          7.57
7/31/92          7.46
8/7/92           7.39
8/14/92          7.32
8/21/92          7.35
8/28/92          7.42
9/4/92           7.28
9/11/92          7.29
9/18/92          7.32
9/25/92          7.36
10/2/92          7.33
10/9/92          7.52
10/16/92         7.53
10/23/92         7.64
10/30/92         7.62
11/6/92          7.76
11/13/92         7.56
11/20/92         7.53
11/27/92         7.59
12/4/92          7.49
12/11/92         7.44
12/18/92         7.42
12/25/92         7.36
1/1/93            7.4
1/8/93           7.46
1/15/93          7.35
1/22/93          7.29
1/29/93           7.2
2/5/93           7.16
2/12/93          7.12
2/19/93          7.01
2/26/93          6.89
3/5/93           6.74
3/12/93          6.86
3/19/93          6.81
3/26/93          6.94
4/2/93           7.05
4/9/93           6.85
4/16/93          6.75
4/23/93          6.79
4/30/93          6.92
5/7/93           6.84
5/14/93          6.94
5/21/93          7.03
5/28/93          6.98
6/4/93           6.91
6/11/93          6.81
6/18/93          6.81
6/25/93           6.7
7/2/93           6.66
7/9/93           6.64
7/16/93          6.54
7/23/93           6.7
7/30/93          6.56
8/6/93           6.53
8/13/93          6.35
8/20/93          6.22
8/27/93          6.13
9/3/93           5.94
9/10/93          5.88
9/17/93          6.04
9/24/93          6.05
10/1/93          5.99
10/8/93          5.92
10/15/93         5.79
10/22/93         5.98
10/29/93         5.97
11/5/93          6.21
11/12/93         6.15
11/19/93         6.34
11/26/93         6.26
12/3/93          6.25
12/10/93         6.19
12/17/93         6.28
12/24/93         6.21
12/31/93         6.35
1/7/94           6.23
1/14/94           6.3
1/21/94          6.28
1/28/94          6.22
2/4/94           6.36
2/11/94          6.41
2/18/94          6.63
2/25/94          6.71
3/4/94           6.84
3/11/94           6.9
3/18/94          6.92
3/25/94          7.02
4/1/94           7.25
4/8/94           7.26
4/15/94          7.29
4/22/94          7.23
4/29/94          7.31
5/6/94           7.54
5/13/94          7.49
5/20/94           7.3
5/27/94          7.39
6/3/94           7.27
6/10/94          7.31
6/17/94          7.45
6/24/94          7.52
7/1/94           7.61
7/8/94           7.69
7/15/94          7.54
7/22/94          7.56
7/29/94           7.4
8/5/94           7.48
8/12/94          7.48
8/19/94          7.49
8/26/94           7.7
9/2/94           7.77
9/9/94           7.79
9/16/94          7.82
9/23/94          7.91
9/30/94          7.83
10/7/94          7.98
10/28/94         7.96
11/4/94          8.16
11/11/94         8.15
11/18/94         8.13
11/25/94         7.93
12/2/94          7.91
12/9/94          7.86
12/16/94         7.85
12/23/94         7.83
12/30/94         7.88
1/6/95           7.86
1/13/95          7.79
1/20/95          7.89
1/27/95          7.73
2/3/95           7.63
2/10/95          7.67
2/17/95          7.59
2/24/95          7.53
3/3/95           7.54
3/10/95          7.46
3/17/95          7.37
3/24/95          7.36
3/31/95          7.43
4/7/95           7.39
4/14/95          7.34
4/21/95          7.33
4/28/95          7.34
5/5/95           7.02
5/12/95          6.99
5/19/95          6.92
5/26/95          6.75
6/2/95           6.53
6/9/95           6.73
6/16/95          6.62
6/23/95           6.5
6/30/95          6.62
7/7/95           6.52
7/14/95           6.6
7/21/95          6.96
7/28/95           6.9
8/4/95           6.91
8/11/95          6.99
8/18/95           6.9
8/25/95           6.7
9/1/95           6.62
9/8/95           6.59
9/15/95          6.48
9/22/95          6.58
9/29/95           6.5
10/6/95          6.42
10/13/95          6.3
10/20/95         6.36
10/27/95         6.36
11/3/95          6.28
11/10/95         6.34
11/17/95         6.23
11/24/95         6.25
12/1/95          6.09
12/8/95          6.05
12/15/95          6.1
12/22/95         6.06
12/29/95         5.95
1/5/96           6.04
1/12/96          6.15
1/19/96          5.97
1/26/96          6.04
2/2/96           6.16
2/9/96            6.1
2/16/96          6.24
2/23/96           6.4
3/1/96           6.37
3/8/96           6.71
3/15/96          6.74
3/22/96          6.66
3/29/96          6.67
4/5/96           6.82
4/12/96           6.8
4/19/96          6.79
4/26/96          6.79
5/3/96           7.12
5/10/96          6.93
5/17/96          6.83
5/24/96          6.83
5/31/96          6.99
6/7/96           7.03
6/14/96          7.09
6/21/96           7.1
6/28/96          6.87
7/5/96           7.19
7/12/96          7.03
7/19/96          6.97
7/26/96          7.01
8/2/96           6.74
8/9/96           6.69
8/16/96          6.77
8/23/96          6.96
8/30/96          7.12
9/6/96           7.11
9/13/96          6.95
9/20/96          7.04
9/27/96          6.91
10/4/96          6.74
10/11/96         6.84
10/18/96          6.8
10/25/96         6.82
11/1/96          6.68
11/8/96          6.51
11/15/96         6.46
11/22/96         6.44
11/29/96         6.35
12/6/96          6.51
12/13/96         6.57
12/20/96         6.61
12/27/96         6.56
1/3/97           6.73
1/10/97          6.84
1/17/97          6.82
1/24/97          6.89
1/31/97          6.79
2/7/97            6.7
2/14/97          6.52
2/21/97          6.64
2/28/97           6.8
3/7/97           6.81
3/14/97          6.94
3/21/97          6.97
3/28/97          7.09
4/4/97           7.12
4/11/97          7.17
4/18/97          7.05
4/25/97          7.14
5/2/97           6.87
5/9/97           6.89
5/16/97           6.9
5/23/97          6.99
5/30/97          6.91
6/6/97           6.77
6/13/97          6.72
6/20/97          6.66
6/27/97          6.74
7/4/97           6.63
7/11/97          6.53
7/18/97          6.53
7/25/97          6.45
8/1/97           6.45
8/8/97           6.64
8/15/97          6.55
8/22/97          6.65
8/29/97          6.61
9/5/97           6.64
9/12/97          6.59
9/19/97          6.38
9/26/97          6.37
9/30/97           6.4
10/6/97          6.26
10/13/97         6.43
10/20/97         6.42
10/27/97         6.13
11/3/97          6.21
11/10/97         6.14
11/17/97         6.07
11/24/97         6.07
12/1/97          6.04
12/8/97          6.14
12/15/97         5.97
12/22/97         5.89
12/29/97         5.92
1/5/98           5.74

In the fourth quarter, currency devaluations in Southeast Asia rocked investment communities worldwide and market volatility picked up dramatically in late October. The financial crisis in Asian markets was aggravated by overlending and the large amount of debt held by many private companies. At the same time, Japan, which represents a significant percentage of the world markets, showed renewed signs of a slowdown and this created little relief for international investors.

As a result of this turbulence, a flight to safety prompted investors to migrate back to more liquid, large capitalization stocks and to U.S. Treasuries, pushing the yield of the long bond below 6% for the first time in almost two years.

MARKET OUTLOOK

The U.S. equity markets continue to trade at valuation levels that are historically high, but many positive factors support these valuations. The Fed remains vigilant, poised to tighten if economic growth or inflation heat up, but ready to provide liquidity if the economy slows or international concerns intensify. The current scenario -- expectations for modest increases in corporate profits, low inflation and declining interest rates -- is generally positive for the stock market.

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

At this point, however, we believe that some caution is warranted. Increased risk in the equity markets is evidenced by continued higher volatility and a preference for greater liquidity. Concerns are growing that 1998 earnings may not rise sufficiently to justify current prices. The potential for much slower growth in emerging countries (particularly in Southeast Asia and Latin America) is dimming earnings prospects for many multinational companies.

INVESTMENT STRATEGY

We have positioned our equity portfolios to favor domestic growth over cyclical issues. Areas that merit particular emphasis, we believe, include retail issues, health care and consumer staple stocks. Continuing strength in consumer confidence and the low level of inflation support an overweighting in these issues in spite of somewhat high valuations. We have increased utility stock holdings to take advantage of their stable relative earnings and high dividend yields. Energy issues have been deemphasized because of slowing world growth and falling commodity prices.

                              CONSUMER CONFIDENCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Jan-80          85.9
Feb-80          85.3
Mar-80          80.8
Apr-80          60.5
May-80          50.1
Jun-80          56.1
Jul-80          65.4
Aug-80          70.8
Sep-80          80.3
Oct-80          84.2
Nov-80          87.2
Dec-80          78.6
Jan-81          74.4
Feb-81            69
Mar-81          77.8
Apr-81          81.6
May-81          86.9
Jun-81            83
Jul-81          83.5
Aug-81          85.7
Sep-81          75.6
Oct-81          66.9
Nov-81          66.6
Dec-81          64.9
Jan-82          62.3
Feb-82          56.7
Mar-82            57
Apr-82          61.4
May-82          56.7
Jun-82          63.2
Jul-82          56.9
Aug-82          58.1
Sep-82          54.3
Oct-82          57.4
Nov-82          59.5
Dec-82            59
Jan-83          67.6
Feb-83          79.4
Mar-83          83.1
Apr-83          87.7
May-83          87.5
Jun-83            89
Jul-83          91.2
Aug-83          91.1
Sep-83          92.1
Oct-83          96.7
Nov-83         103.6
Dec-83         103.9
Jan-84           101
Feb-84         101.1
Mar-84         106.1
Apr-84         104.8
May-84         105.8
Jun-84         100.4
Jul-84         103.1
Aug-84           100
Sep-84          99.1
Oct-84         105.4
Nov-84            97
Dec-84           102
Jan-85         103.1
Feb-85          96.1
Mar-85         104.4
Apr-85          99.6
May-85         102.6
Jun-85         103.2
Jul-85         100.9
Aug-85            96
Sep-85          96.1
Oct-85          98.1
Nov-85          98.2
Dec-85          96.9
Jan-86            96
Feb-86          95.1
Mar-86           100
Apr-86         100.2
May-86           100
Jun-86          97.5
Jul-86          91.7
Aug-86          89.7
Sep-86          85.8
Oct-86          89.7
Nov-86          93.2
Dec-86          85.4
Jan-87          91.8
Feb-87          95.8
Mar-87          97.4
Apr-87           103
May-87         102.1
Jun-87         105.8
Jul-87         110.7
Aug-87         115.7
Sep-87         115.1
Oct-87         100.8
Nov-87         107.7
Dec-87         109.9
Jan-88         114.9
Feb-88         112.7
Mar-88         115.7
Apr-88         120.2
May-88         115.7
Jun-88         113.5
Jul-88         119.7
Aug-88         110.7
Sep-88         116.9
Oct-88         112.9
Nov-88         119.3
Dec-88         115.8
Jan-89         120.7
Feb-89         117.4
Mar-89         116.6
Apr-89         116.7
May-89         117.5
Jun-89         120.4
Jul-89         114.7
Aug-89         116.3
Sep-89           117
Oct-89         115.1
Nov-89         113.1
Dec-89         106.5
Jan-90         106.7
Feb-90         107.9
Mar-90         107.3
Apr-90         102.4
May-90         101.8
Jun-90          84.7
Jul-90          85.6
Aug-90          62.6
Sep-90          61.7
Oct-90          61.2
Nov-90          55.1
Dec-90          59.4
Jan-91            81
Feb-91          79.4
Mar-91          76.4
Apr-91            78
May-91            78
Jun-91          77.7
Jul-91          76.1
Aug-91          72.9
Sep-91          60.1
Oct-91          52.7
Nov-91          52.7
Dec-91          52.5
Jan-92          50.4
Feb-92          47.3
Mar-92          56.5
Apr-92          65.1
May-92          71.9
Jun-92          72.6
Jul-92          61.2
Aug-92            59
Sep-92          57.3
Oct-92          54.6
Nov-92          65.6
Dec-92          78.1
Jan-93          76.7
Feb-93          68.5
Mar-93          63.2
Apr-93          67.6
May-93          61.9
Jun-93          58.6
Jul-93          59.2
Aug-93          59.3
Sep-93          63.8
Oct-93          60.5
Nov-93          71.9
Dec-93          79.8
Jan-94          82.6
Feb-94          79.6
Mar-94          86.7
Apr-94          92.1
May-94          88.9
Jun-94          92.5
Jul1994         91.3
Aug-94          90.4
Sep-94          89.5
Oct1994         89.1
Nov-94         100.4
Dec-94         103.4
Jan-95         101.4
Feb-95          99.4
Mar-95         100.2
Apr-95         104.6
May-95           102
Jun-95          92.8
Jul-95         101.4
Aug-95         102.4
Sep-95          97.3
Oct-95          96.3
Nov-95         101.6
Dec-95          99.2
Jan-96          88.4
Feb-96            98
Mar-96          98.4
Apr-96         104.8
May-96         103.5
Jun-96         100.1
Jul-96           107
Aug-96           112
Sep-96         111.8
Oct-96         107.3
Nov-96         109.5
Dec-96         114.2
Jan-97         118.7
Feb-97         118.9
Mar-97         118.5
Apr-97         118.5
May-97         127.9
Jun-97         129.9
Jul-97         126.3
Aug-97         127.6
Sep-97         130.2
Oct-97         123.3
Nov-97         128.3
Dec-97         134.5

REIT valuations remain attractive relative to the broader market, and expectations for double-digit total returns are not unreasonable, with lower volatility than the S&P.

As we look to the year ahead, we continue to believe that economic indicators support prospects for a healthy economy. However, peaking profit margins and slowing world growth should, we believe, lead to moderating corporate earnings growth. We anticipate the recent high level of market volatility to continue, so we remain focused on companies that are expected to maintain competitive strength in their industries and deliver dependable earnings growth.

So that you may evaluate how the Columbia Funds performed given this economic and financial market backdrop, the following pages contain discussions of the Funds' investment activity during 1997, along with graphs illustrating the growth of $10,000 over various time periods. Each Fund compares its performance to a relevant benchmark. Unlike the Funds, however, these benchmark indices are not actively managed and have no operating expenses, portfolio transaction costs or cash flows.

Thank you for your investment in Columbia Funds. We appreciate your confidence, and look forward to serving your investment needs in the years to come.

THE INVESTMENT TEAM
COLUMBIA FUNDS MANAGEMENT COMPANY
FEBRUARY 1998

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

For the third consecutive year, Columbia Common Stock Fund delivered gains in excess of 20% by posting a total return of 25.37% for 1997. The strongest performing sectors included banking and finance, consumer staples and retailers. Sectors that did not perform as well included energy, REITs and cyclicals like paper and metals.

After maintaining a steady weighting in cyclical stocks, we adopted a growth strategy early in the fourth quarter, in anticipation of a slowing economy. To that end, stocks in the building, forest product, metal and chemical sectors were reduced from a total of 16% of the portfolio to 3%. We also reduced positions in energy and technology stocks. Consumer staples, health care and utilities, on the other hand, were increased.Our investment strategy assumes that profit growth in 1998 will be more difficult for domestic companies to attain. With low inflation and low interest rates, price earnings ratios will most likely hold steady for companies delivering good earnings growth. We also believe that market volatility, which has been below average over the last few years, will likely increase to more normal historical levels, making it more important to manage risk and to identify companies with the most reliable growth prospects. With this in mind, we are focusing on areas that are expected to benefit from steady earnings in a slow growth environment.

With a median market cap of $10.6 billion, Columbia Common Stock Fund is well diversified with over 78 different issues at year-end. The Fund continues to seek growth of capital and dividend income by using a top down, sector rotation strategy to select stocks of large, well-established companies.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Staples                            16.8
Health Care                                 12.6
Consumer Non-Durables                       11.5
Finance                                     10.0
Technology                                   8.6
Energy & Energy Services                     7.9

As of December 31, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           COLUMBIA COMMON STOCK FUND      S&P 500
10/1/91                                                                          $10,000     $10,000
12/31/91                                                                         $11,025     $10,838
12/31/92                                                                         $12,126     $11,664
12/31/93                                                                         $14,120     $12,840
12/31/94                                                                         $14,411     $13,009
12/31/95                                                                         $18,855     $17,898
12/31/96                                                                         $22,760     $22,007
12/31/97                                                                         $28,531     $29,350
Average Annual Total Returns
As of December 31, 1997
                                                                                    CCSF     S&P 500
1 Year                                                                            25.37%      33.36%
5 Years                                                                           18.66%      20.27%
Since Inception                                                                   18.11%      18.64%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                           -- COLUMBIA GROWTH FUND --
                           --------------------------

Columbia Growth Fund gained 26.32% for the year ended December 31, 1997. Drug, bank, insurance and consumer growth stocks contributed to positive performance during the year, while REITs, health care service, and most technology stock returns lagged.

The Fund's overall positive performance was attributable to rising P/Es due to lower inflation expectations and good corporate earnings growth. In 1997, the Fund's return lagged the S&P 500 Stock Index where a relatively small number of the largest capitalization stocks in the Index posted superior performance compared to the broader market. Nevertheless, we remain confident that fundamentals of the stocks in Columbia Growth Fund -- lower valuations and superior earnings growth -- are more attractive than the larger company stocks in the Index, and will reward shareholders of the Fund.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Cendant Corp.                                3.2
Warnaco Group, Inc. (Class A)                3.1
Tyco International Ltd.                      2.8
Cisco Systems, Inc.                          2.5
Gillette Co.                                 2.4
Rite Aid Corp.                               2.4
Philip Morris Cos., Inc.                     2.1
Tandy Corp.                                  2.0
American General Corp.                       2.0
Merck & Co., Inc.                            2.0

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

We expect corporate earnings growth to slow as profit margins peak and as demand slows due to economic and currency turmoil in Southeast Asia. Events in that region have lowered inflation expectations even further, however. Therefore, interest rates could stay at current low levels, helping to support the relatively high valuations seen in the stock market.

With a view toward less earnings growth and lower interest rates, we are emphasizing stocks from companies with relatively stable growth. With the Asian situation negatively affecting exporters, as well as those companies that compete with imports and that do business in Asia, we expect superior growth to come from more domestically-oriented companies and those multinational companies selling such nondurable items as drugs and various household items.

With a median market cap of $9.6 billion, Columbia Growth Fund continues to be well diversified with 81 different holdings as of December 31, 1997.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Finance                                     18.8
Consumer Non-Durables                       16.7
Consumer Staples                            14.8
Health                                      13.0
Technology                                  12.9

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        GROWTH OF $10,000 OVER 20 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           COLUMBIA GROWTH FUND     S&P 500
12/31/77                                                                  $10,000     $10,000
12/31/78                                                                  $10,804     $10,643
12/31/79                                                                  $15,187     $12,596
12/31/80                                                                  $21,244     $16,671
12/31/81                                                                  $20,524     $15,846
12/31/82                                                                  $30,079     $19,252
12/31/83                                                                  $36,535     $23,569
12/31/84                                                                  $34,496     $25,021
12/31/85                                                                  $45,559     $32,917
12/31/86                                                                  $48,711     $39,053
12/31/87                                                                  $55,891     $41,111
12/31/88                                                                  $61,933     $47,915
12/31/89                                                                  $79,950     $63,061
12/31/90                                                                  $77,303     $61,137
12/31/91                                                                 $103,788     $79,766
12/31/92                                                                 $116,055     $85,844
12/31/93                                                                 $131,154     $94,497
12/31/94                                                                 $130,328     $95,744
12/31/95                                                                 $173,310    $131,725
12/31/96                                                                 $209,358    $161,969
12/31/97                                                                 $264,496    $215,955
Average Annual Total Returns
As of December 31, 1997
                                                                              CGF     S&P 500
1 Year                                                                     26.32%      33.36%
5 Years                                                                    17.91%      20.27%
10 Years                                                                   16.81%      18.04%
20 Years                                                                   17.79%      16.61%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                    ---------------------------------------

The Columbia International Stock Fund enjoyed strength in the first half of the year, where gains were fueled by double-digit returns in Europe, Brazil, India, Taiwan and Korea. The second half of the year grew turbulent, however, as a result of volatile and weak Asian markets, and the Fund recorded a 1997 total return of 11.47%.

On early signs of turmoil in Southeast Asia, we sold positions in Korea, Malaysia, Hong Kong, and Taiwan in the third quarter, but the Fund was still negatively impacted. By October, the Asian financial crisis had spread to Hong Kong, and many major stock markets weakened, including Japan, which showed further signs of economic malaise. Led by the United States, however, most of these markets recovered to end the year on a more positive note.

Despite a weak international market, Columbia International Stock Fund outperformed its benchmark for the period. Not only did the Fund underweight Japan, but stock selection

                                TOP TEN HOLDINGS

                                 % of Net Assets
Novartis, AG                                 2.3
Sony Corp.                                   1.7
Aegon NV                                     1.6
Tubos de Acero de Mexico SA                  1.5
SmithKline Beecham plc                       1.4
Glaxo Wellcome plc                           1.4
Compass Group plc                            1.3
Fuji Photo Film Co., Ltd.                    1.3
NTT Data Communications System Corp.         1.3
Nintendo, Co., Ltd.                          1.2

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

emphasized exporting companies such as electronics and autos, which enabled the Fund's Japanese holdings to outperform the overall Japanese market. Also, above-market weightings in several smaller European markets (Sweden, Norway, Spain and Italy) helped performance. With the European Monetary Union underway (a movement toward one currency), European markets remain attractive as bond yields converge and many countries experience huge declines in interest rates.

We approach the new year with uncertainty about when the Asian financial crisis will be resolved. Nevertheless, many global markets show promise. Europe's recovery is gaining momentum and we look for more domestic policy change in Japan that should aid the entire Asian region. The Fund will continue its objective of seeking long-term capital appreciation by investing primarily in stocks of companies based outside the U.S. with at least 75% of the portfolio invested in companies with market valuations over $500 million.
                                    TOP TEN
                               COUNTRY WEIGHTINGS

                                 % of Net Assets
Japan                                       22.2
United Kingdom                              16.4
France                                       8.0
Germany                                      6.2
Netherlands                                  4.2
Sweden                                       3.9
Mexico                                       3.8
Spain                                        3.6
Canada                                       3.3
India                                        3.1

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           COLUMBIA
                                                         INTERNATIONAL    FT/S&P
                                                          STOCK FUND     EURO-PAC        S&P 500
10/1/92                                                        $10,000     $10,000             $10,000
12/31/92                                                       $10,060      $9,628             $10,503
12/31/93                                                       $13,417     $12,665             $11,562
12/31/94                                                       $13,086     $13,822             $11,714
12/31/95                                                       $13,760     $15,290             $16,117
12/31/96                                                       $16,042     $16,180             $19,817
12/31/97                                                       $17,881     $16,144             $26,428
Average Annual Total Returns
As of December 31, 1997
                                                                  CISF     S&P 500     FT/S&P Euro-Pac
1 Year                                                          11.47%      33.36%              -0.22%
5 Years                                                         12.19%      20.27%              10.89%
Since Inception                                                 11.59%      20.13%               9.46%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                          -- COLUMBIA SPECIAL FUND --
                          ---------------------------

The Special Fund generated a total return of 12.64% for the 1997 year. During the fourth quarter, small- and mid-cap stocks underperformed the large-cap S&P 500 Stock Index. This came after an unusually strong third quarter of outperformance, which was fueled by a market rotation away from highly valued large cap stocks.

The Fund's performance was adversely affected during the year by an early emphasis in the paper and metal sectors. We believed that these economically sensitive industries would offer value by benefiting from stronger than expected economic growth. In addition, we chose to de-emphasize finance stocks throughout the year in anticipation that these fully priced securities would disappoint if interest rates increased due to the strong

                                TOP TEN HOLDINGS

                                 % of Net Assets
American Stores Co.                          3.3
Safeway, Inc.                                3.0
Kroger, Co.                                  3.0
Meyer (Fred), Inc.                           2.9
Nordstrom, Inc.                              2.5
Service Corp, International                  2.4
ESC Medical Systems Ltd.                     2.2
FIserv, Inc.                                 2.2
Quality Food Centers, Inc.                   2.1
Abercrombie & Fitch Co. (Class A)            2.0

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

world economic growth. The demand for basic materials was reduced by the international slowdown, and this prompted a decline in domestic and foreign interest rates. In turn, investors fled from companies with less predictable earnings to those with more consistent growth.

As the year came to a close, we sharply reduced our weightings in paper, metals and machinery from a total of 24% of the portfolio to 7%. We increased areas of steady growth like business and consumer services, consumer staples and health care from 30% of the portfolio to 46%. We also added to REITs and are currently maintaining a below-market weighting in technology.

The long-term strategy of the Special Fund has always been to maintain a core of growth stocks while anticipating and recognizing changes in the market. This has enabled us to invest in sectors and themes that benefit from these changes. As we begin 1998, we are emphasizing consistent growth stocks, domestic companies, and risk management. This supports our outlook for low inflation, a reduced rate of corporate profit growth and the likelihood of greater stock market volatility.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       25.0
Consumer Staples                            16.3
Business & Consumer Services                15.7
Health Care                                 14.0

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          COLUMBIA
                                                           SPECIAL
                                                            FUND       S&P 500    RUSSELL 2000
12/31/87                                                     $10,000     $10,000        $10,000
12/31/88                                                     $14,255     $11,655        $12,502
12/31/89                                                     $18,805     $15,339        $14,535
12/31/90                                                     $16,475     $14,871        $11,699
12/31/91                                                     $24,789     $19,403        $17,094
12/31/92                                                     $28,185     $20,881        $20,240
12/31/93                                                     $34,295     $22,986        $24,062
12/31/94                                                     $35,080     $23,289        $23,624
12/31/95                                                     $45,440     $32,041        $30,345
12/31/96                                                     $51,379     $39,398        $35,349
12/31/97                                                     $57,879     $52,533        $43,254
Average Annual Total Returns
As of December 31, 1997
                                                                 CSF     S&P 500   Russell 2000
1 Year                                                        12.64%      33.36%         22.36%
5 Years                                                       15.48%      20.27%         16.40%
Since Inception                                               19.19%      18.04%         15.77%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                         -- COLUMBIA SMALL CAP FUND --
                         -----------------------------

For 1997, Columbia Small Cap Fund generated a total return of 34.10%, outperforming both the S&P 500 and the Russell 2000. After particularly strong performance in the second and third quarters, however, the Fund suffered in the fourth quarter when small cap stocks sputtered in response to increased stock market volatility.

Investment themes benefiting the portfolio during the year included a focus on specialty retailers based on a high level of consumer confidence and spending. We also emphasized the assisted living sector as part of our emphasis on the aging of America. Another successful strategy was to invest in stocks of well-drilling and oil equipment supply industries, which provided handsome returns.

                                TOP TEN HOLDINGS

                                 % of Net Assets
CKE Restaurants, Inc.                        2.3
Laser Industries Ltd.                        2.1
North Fork Bancorp, Inc.                     2.0
Tubos de Acero de Mexico SA ADR              2.0
CIBER, Inc.                                  1.9
Williams-Sonoma, Inc.                        1.9
ATL Ultrasound, Inc.                         1.8
Orbital Sciences Corp.                       1.7
Engineering Animation, Inc.                  1.7
Universal Health Services, Inc. (Class B)    1.6

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

During the fourth quarter, turmoil in Southeast Asian economies prompted investors to seek a safe haven in larger, more liquid stocks.

The demand for liquidity depressed small cap valuations and thus stock prices. We responded by selling stocks we believed were fully valued and susceptible to correction, along with those we deemed most vulnerable to negative earnings revisions from the Asian crisis. These areas included energy and certain segments of the technology sector. Meanwhile, we increased our health care exposure due to this sector's more stable domestic revenue base and insulation from the economy.

Looking ahead, we believe that relative valuations and earnings growth prospects in the small cap market are attractive based on historical ranges. In the meantime, the Fund continues to employ fundamental research to identify attractively valued, small companies with above average earnings potential. Using a bottoms up approach to stock selection, the Fund had a diversified portfolio of 101 issues at year-end and a median market capitalization of $551 million.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Health Care                                 27.7
Technology                                  24.3
Consumer Non-Durables                       10.2
Business & Consumer Services                 8.0
Energy & Energy Services                     6.1
Finance                                      6.1

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA
                                                    SMALL CAP
                                                      FUND      RUSSELL 2000
10/1/96                                                $10,000        $10,000
12/31/96                                               $10,762        $10,520
3/31/97                                                $10,224         $9,976
6/30/97                                                $12,245        $11,593
9/30/97                                                $15,021        $13,318
12/31/97                                               $14,432        $12,872
Average Annual Total Returns
As of December 31, 1997
                                                          CSCF   Russell 2000
1 Year                                                  34.10%         22.36%
Since Inception                                         35.76%         23.42%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                     --------------------------------------

Columbia Real Estate Equity Fund posted a total return of 24.74% for the year ended December 31, 1997. Real estate investment trusts (REITs) corrected early in the second quarter, along with the rest of the stock market, as investors adjusted to the March 25th rate hike by the Federal Reserve Board. Second quarter money flows into REITs subsequently slowed as investors turned their attention to the rebounding S&P 500.

In the third quarter, momentum in the REIT sector resumed, and performance was led by investments in the office, hotel and industrial sectors. We maintained an overweighting in these areas as their internal and acquisition growth fundamentals suggested positive future performance.
                                TOP TEN HOLDINGS

                                 % of Net Assets
Equity Office Properties Trust               6.4
Mack-Cali Realty Corp.                       5.1
Security Capital Group, Inc. (Class B)       4.4
Security Capital Pacific Trust               4.1
Vornado Realty Trust                         4.1
First Industrial Realty Trust, Inc.          3.7
Apartment Investment & Mgmt Co. (Class
  A)                                         3.7
Liberty Property Trust                       3.5
Catellus Development Corp.                   3.5
General Growth Properties, Inc.              3.4

 AS OF DECEMBER 31, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

A below-market weighting in health care and lagging performance in the office sector penalized the portfolio in the fourth quarter.

Overall, investor interest in REITs grew significantly in 1997. Money flows into REIT mutual funds were healthy, approaching $5 billion for the year. In addition, market capitalization for the REIT sector jumped 60% to stand at $145 billion by year-end.

In an environment where the earnings growth of the broader market is coming into question and S&P 500 dividend yields are at historic lows, we believe that REITs offer attractive total return potential for investors looking to diversify their portfolios.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PORTFOLIO COMPOSITION
Apartments                     16.2%
Community Centers              11.9%
Industrial                     25.6%
Lodging                         2.9%
Manufactured Homes              3.0%
Office                         17.2%
Shopping Malls                  7.8%
Other                           7.9%
Cash                            7.5%
as of December 31, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           COLUMBIA     NATIONAL ASSOCIATION
                                                          REAL ESTATE      OF REAL ESTATE
                                                          EQUITY FUND     INVESTMENT TRUSTS
4/1/94                                                         $10,000                $10,000
12/31/94                                                       $10,176                 $9,978
12/31/95                                                       $11,892                $11,502
12/31/96                                                       $16,446                $15,558
12/31/97                                                       $20,515                $18,710
Average Annual Total Returns
As of December 31, 1997
                                                                  CREF                 NAREIT
1 Year                                                          24.74%                 20.26%
Since Inception                                                 20.82%                 17.92%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                          -- COLUMBIA BALANCED FUND --
                          ----------------------------

Columbia Balanced Fund returned 18.74% for the 1997 year. While large company stocks led the market in the first half, we maintained a market underweighting in them because we believed much of their price appreciation was unrelated to improving fundamentals. Not surprisingly, large company stocks corrected in the third quarter, as investors questioned the continued earnings growth of this richly valued sector. In the fourth quarter, however, market turmoil in Southeast Asia prompted investors to migrate back to large company stocks in search of greater liquidity.

Overall, the equity portion of the portfolio benefited from holdings in financial services (Freddie Mac), diversified manufacturing (General Electric and Tyco Intl.), and consumer goods and services (Mattel and Service Corp. Intl.), due to their relative immunity to economic turmoil outside the U.S.
                             TOP TEN STOCK HOLDINGS

                                 % of Net Assets
General Electric Co.                         1.6
Merck & Co.                                  1.6
Freddie Mac                                  1.6
Mattel, Inc.                                 1.4
First Union Corp.                            1.3
Tyco International Ltd.                      1.3
Lilly (Eli) & Co.                            1.3
Service Corp. International                  1.2
Sunbeam Corp.                                1.1
Bristol-Myers Squibb Co.                     1.1

As of December 31, 1997

Economically sensitive cyclical stocks were influenced by volatile activity overseas, and portfolio holdings in these sectors suffered. Growth slowed worldwide, particularly in a number of natural resource-hungry developing countries.

Concern about lower commodity prices led the Fund to reduce exposure to energy, forest products and chemical industries. In light of the rapid economic slowdown in Southeast Asia, technology holdings were scaled back late in the year, reflecting a growing concern about earnings expectations.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

Columbia Daily Income Company generated a total return of 5.11% for the twelve months ended December 31, 1997. This rate of return compares favorably to the rate of inflation as measured by the Consumer Price Index (1.7%).

During the year, the Fund's 7-day average yield rose from 4.87% in January to 5.21% at year-end. While long-term interest rates declined during the year, money market rates rose slightly due to the Federal Reserve Board's .25% increase in the Federal Funds rate in March. In addition, the supply of short-term instruments later in the year was particularly strong, driving up the yields on money market instruments in December.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                  5.21%
Compound Yield                                 5.35%

Based on the 7 days ended December 31, 1997

Weighted Average Maturity                 31.4 days

As of December 31, 1997

Because of the subdued rate of inflation, the Federal Reserve Board has left short-term rates untouched since March 25, despite a steadily growing economy. The outlook for short-term rates remains unchanged for the next few months.

As always, Columbia Daily Income Company invests only in high quality, short-term debt instruments with an average maturity of 30 to 50 days, providing a very liquid, low risk investment. The Fund seeks to provide the highest level of income available that is consistent with the maintenance of liquidity and preservation of capital by investing in various money market instruments. These include commercial paper, U.S. Treasury Bills, U.S. Government agency discount notes and certificates of deposit.
                AT THIS TIME, MONEY MARKET YIELDS ARE VERY ATTRACTIVE RELATIVE TO THE EXPECTED RATE OF INFLATION.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                         COLUMBIA DAILY INCOME COMPANY    CONSUMER PRICE INDEX (INFLATION)
12/31/87                                                                         $10,000                           $10,000
12/31/88                                                                         $10,707                           $10,407
12/31/89                                                                         $11,659                           $10,922
12/31/90                                                                         $12,573                           $11,630
12/31/91                                                                         $13,285                           $11,960
12/31/92                                                                         $13,716                           $12,358
12/31/93                                                                         $14,061                           $12,648
12/31/94                                                                         $14,578                           $12,981
12/31/95                                                                         $15,378                           $13,323
12/31/96                                                                         $16,141                           $13,770
12/31/97                                                                         $16,967                           $13,957
Average Annual Total Returns as of December 31, 1997
                                                                                    CDIC                               CPI
1 Year                                                                             5.11%                             1.70%
5 Years                                                                            4.35%                             2.58%
10 Years                                                                           5.43%                             3.39%
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                     -- U.S. GOVERNMENT SECURITIES FUND --
                     -------------------------------------

For the year ended 1997, Columbia U.S. Government Securities Fund had a total return of 5.76%. This rate of return compares very favorably to the rate of inflation as measured by the Consumer Price Index, which has increased only 1.7% for the twelve months ended December 31, 1997.

Investors' interest in fixed income securities was renewed during the year, as it became

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PORTFOLIO COMPOSITION
Treasury/Agency Obligations       98.1%
Cash                               1.9%
as of December 31, 1997

clear that the stock market was growing increasingly volatile and that a modestly growing economy was not being accompanied by a strong threat of inflation.

Continued economic growth combined with low inflation has caused the Federal Reserve Board to keep interest rates unchanged since March 25th. With market turmoil in Southeast Asia, short-term Treasuries, such as those held by the Fund, are often viewed as a safe haven for investors.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                     4.92%

Based on the 30 days ended December 31, 1997

Weighted Averages
  Duration                                         1.76
   years
  Maturity                                          1.9
   years

As of December 31, 1997

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          COLUMBIA       MERRILL
                                                            U.S.          LYNCH       CONSUMER
                                                         GOVERNMENT        1-3          PRICE
                                                         SECURITIES      TREASURY       INDEX
                                                            FUND          INDEX      (INFLATION)
12/31/87                                                      $10,000       $10,000      $10,000
12/31/88                                                      $10,534       $10,623      $10,407
12/31/89                                                      $11,548       $11,778      $10,922
12/31/90                                                      $12,621       $12,924      $11,630
12/31/91                                                      $14,227       $14,433      $11,960
12/31/92                                                      $15,053       $15,342      $12,324
12/31/93                                                      $15,943       $16,172      $12,648
12/31/94                                                      $15,938       $16,265      $12,981
12/31/95                                                      $17,565       $18,054      $13,323
12/31/96                                                      $18,242       $18,953      $13,770
12/31/97                                                      $19,295       $20,211      $13,957
Average Annual Total Returns as of December 31, 1997
                                                                 CUSG   Merrill 1-3
1 Year                                                          5.76%         6.66%
5 Years                                                         5.09%         5.67%
10 Years                                                        6.79%         7.29%
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                  -------------------------------------------

For 1997, Columbia Fixed Income Securities Fund posted a total return of 9.56%. Although bonds suffered early in the year under pressures of a rapidly growing economy and rising interest rates, the bond market closed the year with a powerful rally triggered by market turmoil in Southeast Asia.

After a volatile first quarter, bonds responded positively in the second and third quarters to a moderately growing economy with little sign of inflation. As worldwide stock market volatility intensified in the fourth quarter, investors sought refuge in fixed income. To take advantage of the changing dynamics in this arena, we initiated several shifts in asset allocation. For instance, the yield differential between mortgages and Treasuries fluctuated periodically throughout the year, providing us with opportunities to increase mortgage weightings when prices were low, and decrease mortgage weightings (take profits) when prices crept up. As interest rates dropped in the fourth quarter, we reduced the average coupon (fixed interest rate paid on bonds) of mortgage securities in order to stave off any price deterioration resulting from homeowners refinancing their mortgages (prepayment risk).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
Collateralized Mortgage Obligations      47.5%
Corporate Bonds                          25.9%
Treasury/Agency Obligations              14.2%
Mortgage Pass-Throughs                    4.3%
Asset Backed Securities                   3.0%
Cash                                      5.1%
as of December 31, 1997

The corporate bond sector became attractive when their prices declined relative to Treasuries. We then increased the corporate bond weighting by approximately 3% in the fourth quarter, mostly in the finance sector. Short-term asset-backed securities, such as home equity loans, performed quite well in the fourth quarter, and we took profits in this sector.

The Fund invests in a broad range of fixed income securities. At least 95% of assets are invested in debt securities rated Baa or higher, although the vast majority is usually invested in securities rated A or higher. The average target maturity and duration of the Fund are approximately 5.5 years and 4.6 years, respectively, which is slightly longer than the Fund's benchmark, the Lehman Aggregate Bond Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Treasury/Agency Obligations                    58.8%
Aaa                                            14.9%
Aa                                              3.3%
A                                               9.2%
Baa                                            10.8%
Other                                           3.0%
as of December 31, 1997
as rated by Moody's Investor Services,
Inc.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                             COLUMBIA                             CONSUMER
                                                           FIXED INCOME          LEHMAN         PRICE INDEX
                                                         SECURITIES FUND        AGGREGATE       (INFLATION)
12/31/87                                                          $10,000              $10,000       $10,000
12/31/88                                                          $10,772              $10,789       $10,407
12/31/89                                                          $12,318              $12,357       $10,922
12/31/90                                                          $13,340              $13,464       $11,630
12/31/91                                                          $15,587              $15,618       $11,960
12/31/92                                                          $16,832              $16,774       $12,324
12/31/93                                                          $18,594              $18,409       $12,648
12/31/94                                                          $17,970              $17,872       $12,981
12/31/95                                                          $21,368              $21,173       $13,323
12/31/96                                                          $22,088              $21,941       $13,770
12/31/97                                                          $24,196              $24,059       $13,957
Average Annual Total Returns
As of December 31, 1997
                                                                     CFIS     Lehman Aggregate
1 Year                                                              9.56%                9.65%
5 Years                                                             7.53%                7.48%
10 Years                                                            9.24%                9.18%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                       -- COLUMBIA MUNICIPAL BOND FUND --
                       ----------------------------------

Columbia Municipal Bond Fund returned 8.36% for the twelve months ended December 31, 1997. During the first half of the year, fixed income securities experienced price volatility as first quarter economic growth exceeded expectations and the Federal Reserve Board hiked short-term interest rates by .25% to ward off inflation. Bonds recovered from this volatility in the second quarter, and continued to appreciate in the third quarter as moderate growth persisted with little sign of inflation. As a result, interest rates on long-term municipal securities fell approximately .20% by September 30.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
State of Oregon General Obligations       8.5%
Oregon General Obligation Bonds          19.6%
Oregon Revenue Bonds                     14.7%
Oregon Other Bonds                        2.6%
Other Bonds                               7.2%
Oregon Insured Bonds                     35.4%
Oregon Pre-Refunded Bonds                 9.1%
Cash                                      2.9%
as of December 31, 1997

In the fourth quarter, volatility in the international markets prompted a flight to high quality U.S. Treasuries, further driving bond prices up and yields down. With concern about a delayed recovery in Southeast Asia, investors have lowered their expectations for corporate earnings growth in 1998. These concerns, combined with low reported inflation and a reduced federal budget deficit (which will lower the supply of Treasuries going forward), sent Treasury and municipal yields to lower levels by year-end. Yields on municipal securities fell another
 .20% during the fourth quarter, pushing down 30-year municipal bonds to their lowest yields in 10 years.

The supply of new Oregon bonds remains low, as voters hesitate to approve new taxes. With low interest rates, however, we anticipate that the supply of new Oregon bonds will increase as older issues are refunded and issuers take advantage of lower rates.

In trading activity during the year, we endeavored to replace short-term, pre-refunded bonds with longer term, higher yielding bonds to lock in higher rates in a declining interest rate environment. At year-end, the average maturity of the Fund's portfolio was intermediate term, at 11 to 12 years, and its duration was approximately 6.5 years. As always, the Fund maintains a high average credit quality and is broadly diversified within the State. We remain committed to providing shareholders with high, after tax returns combined with a low level of credit risk and low volatility.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Aaa                                            55.3%
Aa                                             24.4%
A                                              14.0%
Baa                                             1.0%
Not Rated                                       5.3%
as of December 31, 1997
as rated by Moody's Investor Services,
Inc.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           COLUMBIA     LEHMAN GENERAL      CONSUMER
                                                          MUNICIPAL       OBLIGATION      PRICE INDEX
                                                          BOND FUND          INDEX        (INFLATION)
12/31/87                                                      $10,000            $10,000       $10,000
12/31/88                                                      $11,019            $10,767       $10,407
12/31/89                                                      $12,005            $11,856       $10,922
12/31/90                                                      $12,832            $12,658       $11,630
12/31/91                                                      $14,338            $14,101       $11,960
12/31/92                                                      $15,264            $15,338       $12,324
12/31/93                                                      $16,902            $17,137       $12,648
12/31/94                                                      $16,111            $16,335       $12,981
12/31/95                                                      $18,390            $18,975       $13,323
12/31/96                                                      $19,084            $19,874       $13,770
12/31/97                                                      $20,680            $21,629       $13,957
Average Annual Total Returns
As of December 31, 1997
                                                                 CMBF        Lehman G.O.
1 Year                                                          8.36%              8.80%
5 Years                                                         6.26%              7.11%
Since Inception                                                 7.54%              8.02%
Past Performance is not predictive of future
performance.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                         -- COLUMBIA HIGH YIELD FUND --
                         ------------------------------

                                     [LOGO]

The Fund posted a total return of 12.70% for the twelve months ended December 31, 1997. Early in the year, the fixed income market suffered from a rapidly expanding economy and rising interest rates. But as bond investors began to realize that growth would not be accompanied by higher inflation, bond prices appreciated throughout the year. As in 1996, the high yield sector of the bond market again outperformed investment-grade bonds in 1997. This caps off several consecutive years of solid performance by high yield bonds, thanks to positive fundamentals and growing investor interest. In 1997, for example, the high yield market grew by over 26% with $135 billion in new issues coming to market from over 700 issuers. Flow of money into high yield funds rose by 42% during the year to $22 billion, as investors continued to view high yield bonds as excellent tools for diversification.

In trading activity, positive fundamentals led us to emphasize the media sector throughout much of the
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Business Services                            3.9
Chemicals                                    2.0
Metals/Mining                                2.0
Hotels/Gaming                                4.8
Health Care                                  7.0

As of December 31, 1997

year with particular emphasis in broadcasting. We also favored specialty retailing and entertainment, both of which contributed positively to Fund performance. As commodity prices came under pressure in the fourth quarter because of the currency crisis in Southeast Asia, bonds in the energy sector were pared back. To reduce exposure to economically sensitive issues on the chance that economic growth will moderate, we also reduced bonds issued by companies in cyclical industries like paper and chemical.

For the coming year, favorable conditions such as continuing economic growth, low inflation, and positive cash flows into high yield mutual funds should continue to make this market attractive for the near term.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Ba                                             41.0%
B                                              59.0%
as of December 31, 1997
as rated by Moody's Investor Services,
Inc.

                       GROWTH OF $10,000 SINCE INCEPTION
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                          COLUMBIA HIGH YIELD FUND     SALOMON BB
10/1/93                                                                      $10,000        $10,000
12/31/93                                                                     $10,112        $10,185
12/31/94                                                                     $10,019        $10,048
12/31/95                                                                     $11,935        $12,321
12/31/96                                                                     $13,060        $13,429
12/31/97                                                                     $14,717        $15,142
Average Annual Total Returns as of December 31, 1997
                                                                                CHYF     Salomon BB
1 Year                                                                        12.70%         12.76%
3 Years                                                                       13.68%         14.65%
Since Inception                                                                9.40%         10.13%
Past Performance is not predictive of future
performance.

                                                          LIPPER HIGH YIELD BOND FUND INDEX
10/1/93                                                                               $10,000
12/31/93                                                                              $10,498
12/31/94                                                                              $10,113
12/31/95                                                                              $11,870
12/31/96                                                                              $13,373
12/31/97                                                                              $15,100
Average Annual Total Returns as of December 31, 1997
                                                                                  Lipper HYBF
1 Year                                                                                 12.91%
3 Years                                                                                14.30%
Since Inception                                                                        10.06%
Past Performance is not predictive of future
performance.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------

                                     [LOGO]

                                            1997        1996        1995        1994        1993
                                            -----       -----       -----       -----       -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $19.26      $18.59      $15.16      $15.29      $14.04
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .29         .25         .26         .27         .22
  Net realized and unrealized gains on
    investments.........................      4.58        3.61        4.38         .04        2.08
---------------------------------------------------------------------------------------------------
    Total from investment operations....      4.87        3.86        4.64         .31        2.30
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................      (.27)       (.23)       (.26)       (.25)       (.21)
  Distributions (from capital gains)....     (1.84)      (2.96)       (.95)       (.19)       (.84)
---------------------------------------------------------------------------------------------------
    Total distributions.................     (2.11)      (3.19)      (1.21)       (.44)      (1.05)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $22.02      $19.26      $18.59      $15.16      $15.29
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................    25.37%      20.71%      30.84%       2.06%      16.44%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $783,906    $536,760    $358,523    $124,263    $100,715
Ratio of expenses to average net
  assets................................     0.77%       0.76%       0.80%       0.84%       0.84%
Ratio of net investment income to
  average net assets....................     1.37%       1.32%       1.68%       1.82%       1.48%
Portfolio turnover rate.................    90.23%     111.39%      75.36%      64.21%      90.90%
Average commission rate paid on
  portfolio transactions (1)............   $0.0601     $0.0601

(1) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                        -- COLUMBIA GROWTH FUND, INC. --
                        --------------------------------

                                     [LOGO]

                                             1997          1996         1995        1994        1993
                                             -----         -----        -----       -----       -----
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $30.74        $29.84      $24.84      $26.38      $26.18
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................         .19           .19         .31         .29         .16
  Net realized and unrealized gains
    (losses) on investments.............        7.90          6.04        7.86        (.46)       3.24
-------------------------------------------------------------------------------------------------------
    Total from investment operations....        8.09          6.23        8.17        (.17)       3.40
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................        (.17)         (.17)       (.29)       (.26)       (.18)
  Distributions (from capital gains)....       (4.32)        (5.14)      (2.87)      (1.11)      (2.98)
  Distributions (in excess of capital
    gains)..............................                      (.02)       (.01)                   (.04)
-------------------------------------------------------------------------------------------------------
    Total distributions.................       (4.49)        (5.33)      (3.17)      (1.37)      (3.20)
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $34.34        $30.74      $29.84      $24.84      $26.38
-------------------------------------------------------------------------------------------------------
TOTAL RETURN............................      26.32%        20.80%      32.98%      -0.63%      13.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $1,324,918    $1,064,100    $848,731    $591,694    $605,401
Ratio of expenses to average net
  assets................................       0.71%         0.71%       0.75%       0.81%       0.82%
Ratio of net investment income to
  average net assets....................       0.55%         0.63%       1.14%       1.12%       0.66%
Portfolio turnover rate.................      95.67%        75.49%      94.73%      79.28%     105.64%
Average commission rate paid on
  portfolio transactions (1)............     $0.0594       $0.0590

(1) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                     [LOGO]

                                       1997        1996        1995        1994        1993
                                       -----       -----       -----       -----       -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $13.86      $13.07      $12.43      $12.96       $9.95
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).....       .03         .03         .02        (.02)       (.02)
  Net realized and unrealized gains
    (losses) on investments and
    foreign currency
    transactions...................      1.56        2.13         .62        (.30)       3.34
----------------------------------------------------------------------------------------------
    Total from investment
      operations...................      1.59        2.16         .64        (.32)       3.32
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income)........................                  (.03)
  Dividends (in excess of net
    investment income).............                  (.20)
  Distributions (from capital
    gains).........................     (1.75)      (1.14)                   (.21)       (.31)
----------------------------------------------------------------------------------------------
    Total distributions............     (1.75)      (1.37)      --           (.21)       (.31)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.70      $13.86      $13.07      $12.43      $12.96
----------------------------------------------------------------------------------------------
TOTAL RETURN.......................    11.47%      16.59%       5.15%      -2.47%      33.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).......................  $146,281    $125,510    $100,873    $118,484     $73,047
Ratio of expenses to average net
  assets...........................     1.62%       1.54%       1.54%       1.52%       1.71%
Ratio of net investment income
  (loss) to average net assets.....     0.19%       0.22%       0.15%     (0.21)%     (0.62)%
Portfolio turnover rate............   121.53%     129.40%     156.09%     138.79%     144.78%
Average commission rate paid on
  portfolio transactions (1).......   $0.0039     $0.0011

(1) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                       -- COLUMBIA SPECIAL FUND, INC. --
                       ---------------------------------

                                     [LOGO]

                                             1997          1996          1995         1994        1993
                                             -----         -----         -----        -----       -----
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $19.85        $21.44        $18.69      $19.51      $18.79
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..........         .01          (.06)          .03         .08         .01
  Net realized and unrealized gains on
    investments.........................        2.50          2.85          5.45         .36        4.04
---------------------------------------------------------------------------------------------------------
    Total from investment operations....        2.51          2.79          5.48         .44        4.05
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................                                    (.02)       (.07)
  Dividends (in excess of net investment
    income).............................                                                            (.01)
  Distributions (from capital gains)....       (2.10)        (4.38)        (2.68)      (1.16)      (3.32)
  Distributions (in excess of captial
    gains)..............................                                    (.03)       (.03)
---------------------------------------------------------------------------------------------------------
    Total distributions.................       (2.10)        (4.38)        (2.73)      (1.26)      (3.33)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $20.26        $19.85        $21.44      $18.69      $19.51
---------------------------------------------------------------------------------------------------------
TOTAL RETURN............................      12.64%        13.07%        29.53%       2.29%      21.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $1,249,718    $1,585,284    $1,384,415    $889,526    $772,741
Ratio of expenses to average net
  assets................................       0.98%         0.94%         0.98%       1.05%       1.12%
Ratio of net investment income (loss) to
  average net assets....................       0.04%       (0.29)%         0.16%       0.40%       0.01%
Portfolio turnover rate.................     166.46%       150.07%       182.99%     178.91%     154.68%
Average commission rate paid on
  portfolio transactions (1)............     $0.0585       $0.0553

(1) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                     [LOGO]

                                                      1997       1996(1)
                                                      -----      -------
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.99     $12.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss.............................      (.08)
  Net realized and unrealized gains on
    investments...................................      4.51        .99
-------------------------------------------------------------------------
    Total from investment operations..............      4.43        .99
-------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions (from capital gains)..............      (.77)
-------------------------------------------------------------------------
    Total distributions...........................      (.77)     --
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $16.65     $12.99
-------------------------------------------------------------------------
TOTAL RETURN......................................    34.10%      7.62%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........   $96,431    $21,061
Ratio of expenses to average net assets...........     1.46%      1.61%
Ratio of net investment income (loss) to average
  net assets......................................   (0.81)%      0.00%
Portfolio turnover rate...........................   171.75%     32.57%
Average commission rate paid on portfolio
  transactions (3)................................   $0.0564    $0.0546

(1) From inception of operations on September 11, 1996. Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                     [LOGO]

                                            1997        1996       1995      1994(1)
                                            -----      -----      -----      -------
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $16.16     $12.71     $11.72     $12.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .79        .77        .78        .49
  Net realized and unrealized gains
    (losses) on investments.............      3.15       3.94       1.12       (.27)
-------------------------------------------------------------------------------------
    Total from investment operations....      3.94       4.71       1.90        .22
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................      (.62)      (.52)      (.49)      (.31)
  Dividends (in excess of net investment
    income).............................                                       (.01)
  Distributions (from capital gains)....      (.48)      (.41)
  Distributions (in excess of capital
    gains)..............................      (.03)      (.12)      (.14)
  Tax return of capital.................      (.17)      (.21)      (.28)      (.18)
-------------------------------------------------------------------------------------
    Total distributions.................     (1.30)     (1.26)      (.91)      (.50)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $18.80     $16.16     $12.71     $11.72
-------------------------------------------------------------------------------------
TOTAL RETURN............................    24.74%     38.30%     16.86%      1.76%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $151,554    $68,073    $21,587    $17,402
Ratio of expenses to average net
  assets................................     1.02%      1.06%      1.18%      1.14%
Ratio of net investment income to
  average net assets....................     4.87%      6.23%      6.71%      6.28%
Portfolio turnover rate.................    33.55%     45.82%     53.91%      7.61%
Average commission rate paid on
  portfolio transactions (3)............   $0.0588    $0.0594

(1) From inception of operations on March 16, 1994. Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                     [LOGO]

                                            1997        1996        1995        1994        1993
                                            -----       -----       -----       -----       -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $20.32      $20.08      $17.28      $17.91      $16.80
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .84         .76         .73         .65         .56
  Net realized and unrealized gains
    (losses) on investments.............      2.92        1.58        3.54        (.64)       1.71
---------------------------------------------------------------------------------------------------
    Total from investment operations....      3.76        2.34        4.27         .01        2.27
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................      (.83)       (.76)       (.73)       (.64)       (.56)
  Dividends (in excess of net investment
    income).............................                                                      (.01)
  Distributions (from capital gains)....     (1.83)      (1.34)       (.74)                   (.59)
---------------------------------------------------------------------------------------------------
    Total distributions.................     (2.66)      (2.10)      (1.47)       (.64)      (1.16)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $21.42      $20.32      $20.08      $17.28      $17.91
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................    18.74%      11.78%      25.08%       0.10%      13.62%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $792,378    $672,593    $486,767    $249,670    $186,589
Ratio of expenses to average net
  assets................................     0.68%       0.66%       0.69%       0.72%       0.73%
Ratio of net investment income to
  average net assets....................     3.83%       3.82%       4.05%       3.82%       3.32%
Portfolio turnover rate.................   148.91%     133.21%     108.04%      98.48%     107.60%
Average commission rate paid on
  portfolio transactions (1)............   $0.0610     $0.0596

(1) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                     [LOGO]

                                             1997         1996        1995        1994        1993
                                             -----        -----       -----       -----       -----
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................        .050        .048        .053        .036        .025
-----------------------------------------------------------------------------------------------------
    Total from investment operations....        .050        .048        .053        .036        .025
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................       (.050)      (.048)      (.053)      (.036)      (.025)
-----------------------------------------------------------------------------------------------------
    Total distributions.................       (.050)      (.048)      (.053)      (.036)      (.025)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN............................       5.11%       4.96%       5.49%       3.68%       2.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $1,169,096    $889,800    $800,656    $730,067    $544,500
Ratio of expenses to average net
  assets................................       0.63%       0.62%       0.64%       0.70%       0.75%
Ratio of net investment income to
  average net assets....................       4.99%       4.84%       5.34%       3.68%       2.49%

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                     [LOGO]

                                            1997        1996        1995        1994        1993
                                            -----       -----       -----       -----       -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $8.24       $8.34       $7.99       $8.36       $8.35
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .41         .41         .45         .37         .32
  Net realized and unrealized gains
    (losses) on investments.............       .05        (.10)        .35        (.37)        .17
---------------------------------------------------------------------------------------------------
    Total from investment operations....       .46         .31         .80       --            .49
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................      (.41)       (.41)       (.45)       (.37)       (.32)
  Distributions (from capital gains)....                                                      (.16)
---------------------------------------------------------------------------------------------------
    Total distributions.................      (.41)       (.41)       (.45)       (.37)       (.48)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $8.29       $8.24       $8.34       $7.99       $8.36
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................     5.76%       3.85%      10.21%      -0.03%       5.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................   $37,837     $40,776     $41,842     $33,512     $35,877
Ratio of expenses to average net
  assets................................     0.87%       0.80%       0.79%       0.81%       0.75%
Ratio of net investment income to
  average net assets....................     4.99%       4.99%       5.45%       4.51%       3.74%
Portfolio turnover rate.................   184.43%     179.38%     253.17%     253.80%     254.59%

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                     [LOGO]

                                            1997        1996        1995        1994        1993
                                            -----       -----       -----       -----       -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $13.08      $13.51      $12.16      $13.44      $13.28
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .85         .85         .88         .83         .85
  Net realized and unrealized gains
    (losses) on investments.............       .36        (.43)       1.35       (1.28)        .52
---------------------------------------------------------------------------------------------------
    Total from investment operations....      1.21         .42        2.23        (.45)       1.37
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................      (.85)       (.85)       (.88)       (.83)       (.85)
  Distributions (from capital gains)....      (.03)                                           (.36)
---------------------------------------------------------------------------------------------------
    Total distributions.................      (.88)       (.85)       (.88)       (.83)      (1.21)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $13.41      $13.08      $13.51      $12.16      $13.44
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................     9.56%       3.37%      18.91%      -3.36%      10.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $381,333    $356,421    $316,259    $252,090    $300,532
Ratio of expenses to average net
  assets................................     0.66%       0.64%       0.65%       0.66%       0.66%
Ratio of net investment income to
  average net assets....................     6.43%       6.53%       6.80%       6.53%       6.14%
Portfolio turnover rate.................   196.28%     178.25%     137.41%     139.81%     118.80%

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                     [LOGO]

                                            1997        1996        1995        1994        1993
                                            -----       -----       -----       -----       -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $12.15      $12.37      $11.48      $12.71      $12.17
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       .60         .61         .63         .64         .66
  Net realized and unrealized gains
    (losses) on investments.............       .39        (.16)        .96       (1.23)        .62
---------------------------------------------------------------------------------------------------
    Total from investment operations....       .99         .45        1.59        (.59)       1.28
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)
    (1).................................      (.60)       (.61)       (.63)       (.64)       (.66)
  Distributions (from capital gains)....      (.07)       (.06)       (.07)                   (.08)
---------------------------------------------------------------------------------------------------
    Total distributions.................      (.67)       (.67)       (.70)       (.64)       (.74)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $12.47      $12.15      $12.37      $11.48      $12.71
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................     8.36%       3.77%      14.15%      -4.68%      10.73%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $409,148    $375,667    $383,796    $339,817    $430,367
Ratio of expenses to average net
  assets................................     0.57%       0.56%       0.57%       0.57%       0.58%
Ratio of net investment income to
  average net assets....................     4.87%       5.00%       5.22%       5.36%       5.25%
Portfolio turnover rate.................    16.88%      19.03%      21.45%      19.40%       9.92%

(1)  100% exempt from federal taxation.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                     [LOGO]

                                            1997          1996          1995          1994         1993(1)
                                            -----         -----         -----         -----        -------
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $9.94         $9.88         $9.04         $9.94        $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................      .81           .81           .82           .80           .18
  Net realized and unrealized gains
    (losses) on investments.............      .40           .07           .84          (.90)         (.06)
-----------------------------------------------------------------------------------------------------------
    Total from investment operations....     1.21           .88          1.66          (.10)          .12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income).............................     (.81)         (.81)         (.82)         (.80)         (.18)
  Distributions (from capital gains)....     (.30)         (.01)
-----------------------------------------------------------------------------------------------------------
    Total distributions.................    (1.11)         (.82)         (.82)         (.80)         (.18)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.04         $9.94         $9.88         $9.04         $9.94
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN............................   12.70%         9.43%        19.12%        -0.92%         1.12%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)............................  $39,278       $28,818       $23,471       $12,834        $5,940
Ratio of expenses to average net assets
  (3)...................................    1.00%         0.93%         1.00%         1.00%         1.00%
Ratio of net investment income to
  average net assets....................    8.05%         8.29%         8.62%         8.69%         7.30%
Portfolio turnover rate.................  124.23%        62.27%        51.60%        36.67%         0.00%

(1) From inception of operations on September 15, 1993. Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3)  The ratio was 1.02% in 1997, 1.00% in 1996, 1.06% in 1995, 1.19% in 1994
     and 2.03% in 1993, before voluntary reimbursement.

--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                  --------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (93.0%)
  FINANCE (10.0%)
    American Express Co. .................................................................        100,900  $    9,005,325
    American General Corp. ...............................................................        209,600      11,331,500
    BankAmerica Corp. ....................................................................         99,600       7,270,800
    Berkley (W.R.) Corp. .................................................................        150,000       6,581,250
    *CIT Group, Inc. (Class A)............................................................        200,000       6,450,000
    First Union Corp. ....................................................................        261,300      13,391,625
    NationsBank Corp. ....................................................................        126,000       7,662,375
    PNC Bank Corp. .......................................................................        140,900       8,040,106
    U.S. Bancorp..........................................................................         74,044       8,288,300
                                                                                                           --------------
                                                                                                               78,021,281
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.4%)
    Willamette Industries, Inc. ..........................................................        334,400      10,763,500
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (1.7%)
    Service Corporation Int'l. ...........................................................        367,500      13,574,531
                                                                                                           --------------
  CHEMICAL (1.0%)
    IMC Global, Inc. .....................................................................        242,000       7,925,500
                                                                                                           --------------
  CONSUMER NON-DURABLE (11.5%)
    *Costco Cos., Inc. ...................................................................        200,000       8,925,000
    *Federated Department Stores, Inc. ...................................................        254,500      10,959,406
    Home Depot, Inc. .....................................................................        140,500       8,271,937
    Liz Claiborne, Inc. ..................................................................        223,000       9,324,188
    Mattel, Inc. .........................................................................        259,250       9,657,063
    *Meyer (Fred), Inc. ..................................................................        600,000      21,825,000
    Nordstrom, Inc. ......................................................................        225,000      13,584,375
    Wal-Mart Stores, Inc. ................................................................        192,500       7,591,719
                                                                                                           --------------
                                                                                                               90,138,688
                                                                                                           --------------
  CONSUMER STAPLES (16.8%)
    American Stores Co. ..................................................................        860,000      17,683,750
    Avon Products, Inc. ..................................................................        128,300       7,874,412
    ConAgra, Inc. ........................................................................         70,000       2,296,875
    Gillette Co. .........................................................................        145,000      14,563,438
    Heinz (H.J.) Co. .....................................................................        154,000       7,825,125
    Kellogg Co. ..........................................................................        400,000      19,850,000
    *Kroger Co. ..........................................................................        300,000      11,081,250
    PepsiCo, Inc. ........................................................................        200,000       7,287,500
    Rite Aid Corp. .......................................................................        147,200       8,638,800
    *Safeway, Inc. .......................................................................        156,000       9,867,000
    Sunbeam Corp. ........................................................................        379,400      15,982,225
    Sysco Corp. ..........................................................................        200,000       9,112,500
                                                                                                           --------------
                                                                                                              132,062,875
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  ENERGY (6.8%)
    Burlington Resources, Inc. ...........................................................        181,017  $    8,111,824
    Exxon Corp. ..........................................................................        160,800       9,838,950
    Mobil Corp. ..........................................................................        141,600      10,221,750
    Royal Dutch Petroleum Co. ............................................................        249,600      13,525,200
    Texaco, Inc. .........................................................................        212,000      11,527,500
                                                                                                           --------------
                                                                                                               53,225,224
                                                                                                           --------------
  ENERGY SERVICES (1.1%)
    Schlumberger Ltd. ....................................................................        105,000       8,452,500
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (1.2%)
    *Viacom, Inc. (Class B)...............................................................        235,500       9,758,531
                                                                                                           --------------
  HEALTH (12.6%)
    American Home Products Corp. .........................................................        134,000      10,251,000
    Bristol-Myers Squibb Co. .............................................................        175,000      16,559,375
    Lilly (Eli) & Co. ....................................................................        242,000      16,849,250
    Merck & Co., Inc. ....................................................................        155,000      16,468,750
    Pfizer, Inc. .........................................................................        169,000      12,601,062
    Schering-Plough Corp. ................................................................        154,000       9,567,250
    *Tenet Healthcare Corp. ..............................................................        249,300       8,258,063
    Warner-Lambert Co. ...................................................................         66,000       8,184,000
                                                                                                           --------------
                                                                                                               98,738,750
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (5.4%)
    Case Corp. ...........................................................................        133,000       8,038,187
    Deere & Co. ..........................................................................        144,700       8,437,819
    Emerson Electric Co. .................................................................        213,000      12,021,188
    Tyco International Ltd. ..............................................................        303,308      13,667,817
                                                                                                           --------------
                                                                                                               42,165,011
                                                                                                           --------------
  METAL MINING & STEEL (1.0%)
    *Getchell Gold Corp. .................................................................        310,000       7,440,000
                                                                                                           --------------
  REAL ESTATE SECURITIES (5.8%)
    American Health Properties, Inc. .....................................................        120,000       3,307,500
    Equity Office Properties Trust........................................................        174,521       5,508,319
    Equity Residential Properties Trust...................................................        125,000       6,320,312
    First Industrial Realty Trust, Inc. ..................................................        150,000       5,418,750
    JP Realty, Inc. ......................................................................        106,500       2,762,344
    Liberty Property Trust................................................................        120,000       3,427,500
    Mack-Cali Realty Corp. ...............................................................         94,000       3,854,000
    Manufactured Home Communities, Inc. ..................................................         49,000       1,323,000
    Security Capital Pacific Trust........................................................        165,500       4,013,375
    Simon DeBartolo Group, Inc. ..........................................................        190,400       6,223,700
    Spieker Properties, Inc. .............................................................         79,000       3,387,125
                                                                                                           --------------
                                                                                                               45,545,925
                                                                                                           --------------

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---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                  --------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  TECHNOLOGY (8.6%)
    Autodesk, Inc. .......................................................................        115,300  $    4,266,100
    Automatic Data Processing, Inc. ......................................................        232,000      14,239,000
    *Cadence Design Systems, Inc. ........................................................        270,000       6,615,000
    *Computer Sciences Corp. .............................................................        190,200      15,881,700
    *EMC Corp. ...........................................................................        260,200       7,139,238
    Ericsson (L.M.) Telephone Co. (Class B) ADR...........................................        112,000       4,179,000
    Hewlett-Packard Co. ..................................................................        122,400       7,650,000
    Lucent Technologies, Inc. ............................................................         94,800       7,572,150
                                                                                                           --------------
                                                                                                               67,542,188
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (2.7%)
    AT&T Corp. ...........................................................................        124,000       7,595,000
    Frontier Corp. .......................................................................        244,300       5,878,469
    SBC Communications, Inc. .............................................................        102,400       7,500,800
                                                                                                           --------------
                                                                                                               20,974,269
                                                                                                           --------------
  UTILITIES/ELECTRIC/GAS (5.4%)
    Cinergy Corp. ........................................................................        237,000       9,080,063
    Edison International..................................................................        264,300       7,185,656
    Idaho Power Co. ......................................................................        236,600       8,902,075
    Texas Utilities Co. ..................................................................        420,000      17,456,250
                                                                                                           --------------
                                                                                                               42,624,044
                                                                                                           --------------
    Total Common Stocks
     (Cost $591,083,706) .................................................................                    728,952,817
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
REPURCHASE AGREEMENTS (12.1%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $39,316,709.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999................................................................  $  39,303,062  $   39,303,062
    J.P. Morgan Securities, Inc.
     6.521% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $38,613,793.
     Collateralized by U.S. Treasury Notes
     3.625% to 7.500%
     due 08/31/2000 to 02/15/2005.........................................................     38,600,000      38,600,000
    Merrill Lynch
     6.388% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $16,705,845.
     Collateralized by U.S. Treasury Bonds
     6.250% to 7.625% due
     02/15/2023 to 08/15/2025.............................................................     16,700,000      16,700,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $94,603,062) ..................................................................                     94,603,062
                                                                                                           --------------
TOTAL INVESTMENTS (105.1%)
 (Cost $685,686,768)......................................................................                    823,555,879
RECEIVABLES LESS LIABILITIES (-5.1%)......................................................                    (39,650,060)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  783,905,819
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (98.3%)
  FINANCE (18.8%)
    Allstate Corp. .......................................................................        271,600  $   24,681,650
    American General Corp. ...............................................................        488,600      26,414,937
    American International Group, Inc. ...................................................        199,225      21,665,719
    Banc One Corp. .......................................................................        300,000      16,293,750
    BankAmerica Corp. ....................................................................        200,000      14,600,000
    BankBoston Corp. .....................................................................        150,000      14,090,625
    Barnett Banks, Inc. ..................................................................        239,000      17,178,125
    *CIT Group, Inc. (Class A)............................................................        600,000      19,350,000
    Fannie Mae............................................................................        456,800      26,066,150
    First Union Corp. ....................................................................        198,000      10,147,500
    Freddie Mac...........................................................................        500,700      20,998,106
    Morgan Stanley, Dean Witter, Discover & Co. ..........................................        405,080      23,950,355
    NationsBank Corp. ....................................................................        232,000      14,108,500
                                                                                                           --------------
                                                                                                              249,545,417
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.2%)
    *Crown Vantage, Inc. .................................................................        195,100       1,365,700
    Mead Corp. ...........................................................................        500,000      14,000,000
                                                                                                           --------------
                                                                                                               15,365,700
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (7.9%)
    *Cendant Corp. .......................................................................      1,231,550      42,334,531
    *Corrections Corporation of America...................................................        400,000      14,825,000
    *FIserv, Inc. ........................................................................        300,500      14,762,063
    McKesson Corp. .......................................................................        148,900      16,109,119
    Service Corporation Int'l. ...........................................................        448,300      16,559,081
                                                                                                           --------------
                                                                                                              104,589,794
                                                                                                           --------------
  CONSUMER DURABLE (0.1%)
    *Sonic Automotive, Inc. ..............................................................        132,500       1,275,312
                                                                                                           --------------
  CONSUMER NON-DURABLE (16.7%)
    *Consolidated Stores Corp. ...........................................................        491,200      21,582,100
    *Federated Department Stores, Inc. ...................................................        402,800      17,345,575
    Home Depot, Inc. .....................................................................        135,100       7,954,012
    Liz Claiborne, Inc. ..................................................................        290,000      12,125,625
    Mattel, Inc. .........................................................................        643,400      23,966,650
    *Neiman-Marcus Group, Inc. ...........................................................        240,400       7,272,100
    *Office Depot, Inc. ..................................................................        596,800      14,285,900
    *Payless ShoeSource, Inc. ............................................................        380,200      25,520,925
    Royal Caribbean Cruises Ltd. .........................................................        300,000      15,993,750
    Tandy Corp. ..........................................................................        697,600      26,901,200
    Unifi, Inc. ..........................................................................        200,000       8,137,500

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Warnaco Group, Inc. (Class A).........................................................      1,290,300  $   40,483,163
                                                                                                           --------------
                                                                                                              221,568,500
                                                                                                           --------------
  CONSUMER STAPLES (14.8%)
    Avon Products, Inc. ..................................................................        215,100      13,201,762
    CVS Corp. ............................................................................        190,000      12,171,875
    Gillette Co. .........................................................................        312,100      31,346,544
    Kellogg Co. ..........................................................................        106,000       5,260,250
    Libbey, Inc. .........................................................................        390,500      14,790,188
    Philip Morris Cos., Inc. .............................................................        600,000      27,187,500
    Rite Aid Corp. .......................................................................        533,925      31,334,723
    *Safeway, Inc. .......................................................................        327,700      20,727,025
    Sunbeam Corp. ........................................................................        600,000      25,275,000
    Sysco Corp. ..........................................................................        328,400      14,962,725
                                                                                                           --------------
                                                                                                              196,257,592
                                                                                                           --------------
  ENERGY (1.4%)
    Anadarko Petroleum Corp. .............................................................        177,000      10,741,688
    Apache Corp. .........................................................................        203,700       7,142,231
                                                                                                           --------------
                                                                                                               17,883,919
                                                                                                           --------------
  ENERGY SERVICES (0.9%)
    Schlumberger Ltd. ....................................................................        150,000      12,075,000
                                                                                                           --------------
  HEALTH (13.0%)
    American Home Products Corp. .........................................................        180,000      13,770,000
    *Apria Healthcare Group, Inc. ........................................................        901,720      12,116,862
    Bristol-Myers Squibb Co. .............................................................        244,500      23,135,812
    *Ethical Holdings Ltd. ADR............................................................        283,000         884,375
    Lilly (Eli) & Co. ....................................................................        322,100      22,426,213
    Merck & Co., Inc. ....................................................................        246,200      26,158,750
    Pfizer, Inc. .........................................................................        327,300      24,404,306
    Schering-Plough Corp. ................................................................        217,600      13,518,400
    *Tenet Healthcare Corp. ..............................................................        745,900      24,707,938
    Warner-Lambert Co. ...................................................................         83,800      10,391,200
                                                                                                           --------------
                                                                                                              171,513,856
                                                                                                           --------------
  HOTELS & GAMING (1.4%)
    *Host Marriott Corp. .................................................................        390,000       7,653,750
    *Station Casinos, Inc. ...............................................................      1,076,600      10,967,863
                                                                                                           --------------
                                                                                                               18,621,613
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (5.2%)
    Emerson Electric Co. .................................................................        361,000      20,373,938
    General Electric Co. .................................................................        150,000      11,006,250
    Tyco International Ltd. ..............................................................        830,354      37,417,827
                                                                                                           --------------
                                                                                                               68,798,015
                                                                                                           --------------

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-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  REAL ESTATE SECURITIES (4.0%)
    Duke Realty Investments, Inc. ........................................................        168,200  $    4,078,850
    Equity Office Properties Trust........................................................        111,800       3,528,688
    Equity Residential Properties Trust...................................................        219,900      11,118,694
    JP Realty, Inc. ......................................................................        350,000       9,078,125
    Public Storage, Inc. .................................................................         50,000       1,468,750
    Simon DeBartolo Group, Inc. ..........................................................        144,300       4,716,806
    TriNet Corporate Realty Trust, Inc. ..................................................        146,000       5,648,375
    Vornado Realty Trust..................................................................        294,800      13,837,175
                                                                                                           --------------
                                                                                                               53,475,463
                                                                                                           --------------
  TECHNOLOGY (12.9%)
    Autodesk, Inc. .......................................................................        114,700       4,243,900
    *Cadence Design Systems, Inc. ........................................................        543,000      13,303,500
    *Cisco Systems, Inc. .................................................................        590,700      32,931,525
    Computer Associates International, Inc. ..............................................        158,250       8,367,469
    *Computer Sciences Corp. .............................................................        289,500      24,173,250
    *EMC Corp. ...........................................................................        379,600      10,415,275
    Ericsson (L.M.) Telephone Co. (Class B) ADR...........................................        171,400       6,395,362
    Hewlett-Packard Co. ..................................................................        202,900      12,681,250
    Intel Corp. ..........................................................................        200,800      14,106,200
    Lucent Technologies, Inc. ............................................................        159,800      12,764,025
    *Microsoft Corp. .....................................................................        151,500      19,581,375
    *Tellabs, Inc. .......................................................................        225,000      11,896,875
                                                                                                           --------------
                                                                                                              170,860,006
                                                                                                           --------------
    Total Common Stocks
     (Cost $998,562,165) .................................................................                  1,301,830,187
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
REPURCHASE AGREEMENT (2.1%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $27,758,843
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999
     (Cost $27,749,208)...................................................................  $  27,749,208  $   27,749,208
                                                                                                           --------------
TOTAL INVESTMENTS (100.4%)
 (Cost $1,026,311,373)....................................................................                  1,329,579,395
RECEIVABLES LESS LIABILITIES (-0.4%)......................................................                     (4,661,706)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $1,324,917,689
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (86.2%)
  ARGENTINA (1.1%)
    Banco de Galicia y Buenos Aires SA de CV, ADR (Banking)...............................         16,300  $      419,725
    *Disco SA, ADR (Retail)...............................................................         26,000       1,157,000
                                                                                                           --------------
                                                                                                                1,576,725
                                                                                                           --------------
  BELGIUM (0.6%)
    *Lernout & Hauspie Speech Products NV (Business Services).............................         20,000         930,000
                                                                                                           --------------
  BRAZIL (0.5%)
    Cia Tecidos do Norte de Minas SA (Textiles)...........................................      1,973,067         707,192
                                                                                                           --------------
  CANADA (3.3%)
    Bombardier, Inc. (Class B)
     (Manufacturing - Diversified Inds.)..................................................         25,000         513,735
    Canadian National Railway Co. (Transportation)........................................          8,500         399,839
    *Cognicase, Inc. (Business Services)..................................................         30,500         369,813
    Magna International, Inc. (Class A)
     (Motor Vehicles & Parts).............................................................         12,000         751,520
    *Newbridge Networks Corp. (Electronics)...............................................         15,000         524,743
    Northern Telecom Ltd. (Electronics)...................................................         11,000         977,598
    Royal Bank of Canada (Banking)........................................................         17,000         898,302
    Thomson Corp. (Media).................................................................         16,000         438,946
                                                                                                           --------------
                                                                                                                4,874,496
                                                                                                           --------------
  CHILE (0.6%)
    *Distribucion y Servicio D&S SA, ADR (Retail).........................................         50,000         928,125
                                                                                                           --------------
  FINLAND (2.6%)
    Finnlines Oyj (Transportation)........................................................         34,000       1,354,880
    Merita plc. (Class A) (Banking).......................................................        280,000       1,532,274
    Metsa Serla Oyj (Series B) (Paper & Forest Products)..................................        114,000         889,725
                                                                                                           --------------
                                                                                                                3,776,879
                                                                                                           --------------
  FRANCE (7.9%)
    Alcatel Alsthom SA (Electronics)......................................................         10,000       1,271,715
    BIC SA (Consumer Products)............................................................         10,000         730,280
    Carrefour SA (Retail).................................................................          1,200         626,382
    Cie de Saint Gobain SA (Building Materials)...........................................          6,084         864,736
    Cie Francaise d'Etudes et de Construction Technip (Construction)......................          3,700         390,574
    Cipe France SA (Business Services)....................................................          5,400         182,588
    Elf-Aquitaine SA (Oil Exploration & Production).......................................         11,000       1,280,027

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *France Telecom SA, ADR (Utilities - Communication)...................................         39,000  $    1,404,000
    Lafarge SA (Building Materials).......................................................          7,200         472,659
    L'Oreal SA (Consumer Products)........................................................          2,500         978,722
    *Renault SA (Motor Vehicles & Parts)..................................................         60,000       1,688,638
    Schneider SA (Electrical Equipment)...................................................         13,000         706,242
    Sodexho Alliance SA (Food & Beverages)................................................          1,000         535,783
    Synthelabo SA (Pharmaceuticals).......................................................          3,600         450,037
                                                                                                           --------------
                                                                                                               11,582,383
                                                                                                           --------------
  GERMANY (4.9%)
    Allianz AG (Insurance)................................................................          3,000         777,401
    Deutsche Bank AG (Banking)............................................................         12,500         882,778
    Gehe AG (Wholesale Distributor).......................................................         20,000       1,000,945
    Heidelberger Zement AG (Building Materials)...........................................          3,850         274,037
    Mannesmann AG (Machinery & Capital Spending)..........................................          3,400       1,718,623
    Siemens AG (Electrical Equipment).....................................................          7,500         444,169
    Thyssen AG (Steel)....................................................................          6,000       1,284,547
    Volkswagen AG (Motor Vehicles & Parts)................................................          1,500         844,131
                                                                                                           --------------
                                                                                                                7,226,631
                                                                                                           --------------
  HUNGARY (0.4%)
    *Gedeon Richter Ltd., GDS (Pharmaceuticals)...........................................          5,400         627,750
                                                                                                           --------------
  INDIA (3.1%)
    Bajaj Auto Ltd., GDR (Motor Vehicles & Parts).........................................         30,000         607,500
    Bank of Baroda Ltd. (Banking).........................................................        271,000         783,197
    Indian Hotels Co., Ltd., The, GDR (Entertainment & Leisure)...........................         37,000         696,063
    Industrial Credit & Investment Corp. of India Ltd., The, GDR (Financial Services).....         30,000         387,750
    Infosys Technologies Ltd. (Business Services).........................................         16,000         506,803
    Mahindra & Mahindra Ltd. (Motor Vehicles & Parts).....................................         70,000         581,841
    Tata Engineering & Locomotive Co., Ltd., GDS (Motor Vehicles & Parts).................         50,000         416,750
    Videsh Sanchar Nigam Ltd., GDR (Utilities - Communication)............................         40,000         557,000
                                                                                                           --------------
                                                                                                                4,536,904
                                                                                                           --------------
  INDONESIA (0.5%)
    *Gulf Indonesia Resources Ltd. (Oil Exploration & Production).........................         36,000         792,000
                                                                                                           --------------
  ITALY (2.1%)
    Credito Italiano S.p.A (Banking)......................................................        338,500       1,047,606
    ENI S.p.A (Oil Exploration & Production)..............................................        132,000         754,179

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                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    Fiat S.p.A (Motor Vehicles & Parts)...................................................        266,000  $      771,928
    Gewiss S.p.A (Electrical Equipment)...................................................         24,800         469,883
                                                                                                           --------------
                                                                                                                3,043,596
                                                                                                           --------------
  JAPAN (22.2%)
    Banyu Pharmaceutical Co., Ltd. (Pharmaceuticals)......................................         22,000         243,599
    Bellsystem 24, Inc. (Business Services)...............................................          6,000         788,927
    BRIDGESTONE CORP. (Motor Vehicles & Parts)............................................         32,000         696,348
    DENSO CORP. (Motor Vehicles & Parts)..................................................         23,000         415,609
    East Japan Railway Co. (Transportation)...............................................            148         670,296
    Fuji Heavy Inds., Ltd. (Machinery & Capital Spending).................................         91,000         246,305
    Fuji Photo Film Co., Ltd. (Entertainment & Leisure)...................................         50,000       1,922,338
    FUJITSU LTD. (Electronics)............................................................         47,000         505,959
    Hitachi Maxell Ltd. (Electronics).....................................................         36,000         636,678
    Ishikawajima-Harima Heavy Industries Co., Ltd. (Machinery & Capital Spending).........        310,000         464,821
    ITO-YOKADO CO., LTD. (Retail).........................................................         31,000       1,585,160
    KEYENCE CORP. (Electronics)...........................................................          6,600         979,469
    KOMATSU LTD. (Machinery & Capital Spending)...........................................        143,000         720,223
    MABUCHI MOTOR CO., LTD. (Electrical Equipment)........................................         16,000         815,686
    Mitsubishi Estate Co., Ltd. (Real Estate).............................................         70,000         764,321
    Mitsubishi Trust & Banking Corp., The (Banking).......................................         55,000         554,018
    MITSUI & CO., LTD. (Wholesale Distributor)............................................         90,000         534,256
    Mitsui Fudosan Co., Ltd. (Real Estate)................................................         72,000         697,578
    MYCAL CORP. (Retail)..................................................................         95,000         796,232
    Nintendo Co., Ltd. (Entertainment & Leisure)..........................................         18,000       1,785,467
    NIPPON STEEL CORP. (Metals, Mining & Steel)...........................................        300,000         445,213
    NIPPON TELEGRAPH & TELEPHONE CORP. (Utilities - Communication)........................          1,000         861,207
    Nomura Securities Co., Ltd., The (Financial Services).................................         76,000       1,016,840
    NTT Data Communications Systems Corp. (Business Services).............................             35       1,891,965
    ROHM CO., LTD. (Electronics)..........................................................         17,000       1,738,562
    SANKYO CO., LTD. (Pharmaceuticals)....................................................         36,000         816,609
    Sekisui House, Ltd. (Construction)....................................................        112,000         722,553
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Shiseido Co., Ltd. (Consumer Products)................................................        110,000  $    1,505,575
    SONY CORP. (Electronics)..............................................................         28,000       2,497,501
    Sumitomo Bank Ltd., The (Banking).....................................................         58,000         664,514
    Takeda Chemical Inds., Ltd. (Pharmaceuticals).........................................         41,000       1,172,780
    Tokio Marine & Fire Insurance Co., Ltd., The (Insurance)..............................        130,000       1,479,431
    TOYOTA MOTOR CORP. (Motor Vehicles
     & Parts).............................................................................         50,000       1,437,909
    TRANS COSMOS, INC. (Business Services)................................................         18,000         316,955
                                                                                                           --------------
                                                                                                               32,390,904
                                                                                                           --------------
  MEXICO (3.8%)
    Fomento Economico Mexicano SA de CV (Series B) (Food & Beverages).....................        100,000         800,546
    *Industrias CH SA (Series B) (Steel)..................................................        280,000       1,682,016
    Panamerican Beverages, Inc. (Class A) (Food & Beverages)..............................         26,000         848,250
    *Tubos de Acero de Mexico SA, ADR (Steel).............................................        102,000       2,205,750
                                                                                                           --------------
                                                                                                                5,536,562
                                                                                                           --------------
  NETHERLANDS (4.2%)
    ABN Amro Holding NV (Banking).........................................................         32,524         633,480
    Aegon NV (Insurance)..................................................................         25,992       2,313,391
    Akzo Nobel NV (Chemicals).............................................................          4,800         827,456
    Koninklijke Pakhoed NV (Certificates)
     (Oil Equipment & Services)...........................................................         16,484         475,500
    Philips Electronics NV (Electronics)..................................................         20,000       1,199,211
    Vendex International NV (Certificates) (Retail).......................................         13,178         727,129
                                                                                                           --------------
                                                                                                                6,176,167
                                                                                                           --------------
  NORWAY (1.5%)
    *Fred Olsen Energy ASA (Oil Exploration & Production).................................         20,000         415,902
    Smedvig ASA (Class A) (Oil Equipment & Services)......................................         32,000         674,142
    Tomra Systems ASA (Machinery & Capital Spending)......................................         49,000       1,098,879
                                                                                                           --------------
                                                                                                                2,188,923
                                                                                                           --------------
  SPAIN (3.6%)
    Banco Bilbao Vizcaya SA (Banking).....................................................         48,000       1,552,960
    Dragados & Construcciones SA (Construction)...........................................         39,000         830,522
    Inmobiliaria Metropolitana Vasco Central SA (Real Estate).............................         17,500         788,982
    *Tele Pizza SA (Restaurants)..........................................................          6,500         524,675

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------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    Telefonica de Espana SA, ADR (Utilities - Communication)..............................         10,000  $      910,625
    Vallehermoso SA (Real Estate).........................................................         20,000         612,941
                                                                                                           --------------
                                                                                                                5,220,705
                                                                                                           --------------
  SWEDEN (3.9%)
    *Argonaut AB (Class B) (Transportation)...............................................        515,000         882,894
    Assa Abloy AB (Class B) (Manufacturing - Diversified Inds.)...........................         33,000         873,566
    ICB Shipping AB (Class B) (Transportation)............................................        140,000       1,764,780
    *Munters AB (Manufacturer - Consumer Products)........................................        110,000         949,830
    SSAB Svenskt Stal AB (Class B) (Metals, Mining & Steel)...............................         25,000         412,833
    Telefonaktiebolaget LM Ericsson, ADR (Electronics)....................................         20,000         746,250
                                                                                                           --------------
                                                                                                                5,630,153
                                                                                                           --------------
  SWITZERLAND (3.0%)
    Credit Suisse Group (Registered) (Financial Services).................................          6,500       1,006,509
    Novartis AG (Bearer) (Pharmaceuticals)................................................          2,100       3,417,266
                                                                                                           --------------
                                                                                                                4,423,775
                                                                                                           --------------
  UNITED KINGDOM (16.4%)
    Associated British Foods plc (Food & Beverages).......................................         62,000         540,646
    Bank of Scotland (Banking)............................................................         86,000         792,376
    Barclays plc (Banking)................................................................         50,639       1,348,058
    British Aerospace plc (Aircraft & Aerospace)..........................................         38,000       1,084,746
    British Petroleum Co. plc (Oil Exploration & Production)..............................         56,561         744,478
    British Sky Broadcasting Group plc (Media)............................................        105,000         787,770
    British Telecommunications plc (Utilities - Communication)............................        110,000         866,004
    Compass Group plc (Restaurants).......................................................        160,000       1,971,728
    Electrocomponents plc (Electronics)...................................................         86,469         643,049
    Glaxo Wellcome plc (Pharmaceuticals)..................................................         86,000       2,037,540
    Granada Group plc (Entertainment & Leisure)...........................................         60,975         932,996
    Hays plc (Business Services)..........................................................        120,000       1,603,180
    National Westminster Bank plc (Banking)...............................................         93,000       1,548,491
    Next plc (Retail).....................................................................         80,000         910,838
    Railtrack Group plc (Transportation)..................................................        100,000       1,591,005
    Reuters Holdings plc (Media)..........................................................         69,000         754,946
    Siebe plc (Machinery & Capital Spending)..............................................         72,295       1,421,416
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *Smallworldwide plc, ADR (Business Services)..........................................         19,000  $      415,625
    SmithKline Beecham plc (Pharmaceuticals)..............................................        200,682       2,057,034
    Smiths Industries plc (Manufacturing - Diversified Inds.).............................         28,000         390,660
    Wetherspoon, J.D. plc (Restaurants)...................................................        140,000         771,646
    WPP Group plc (Media).................................................................        160,000         709,453
                                                                                                           --------------
                                                                                                               23,923,685
                                                                                                           --------------
    Total Common Stocks
     (Cost $111,122,019)..................................................................                    126,093,555
                                                                                                           --------------
PREFERRED STOCKS (2.2%)
  BRAZIL (1.4%)
    Bardella Industrias Mecanicas SA (Manufacturing - Diversified Inds.)..................          4,000         430,108
    Cia Cervejaria Brahma SA (Food & Beverages)...........................................      1,195,000         803,091
    Cia Paranaense de Energi SA (Class B) (Utilities - Electric)..........................     48,000,000         653,763
    DIXIE TOGA SA (Containers)............................................................        437,500         223,454
    *Empresa Nacional de Comercio Redito e Participacoes SA (Textiles)....................      1,195,000             857
                                                                                                           --------------
                                                                                                                2,111,273
  GERMANY (0.8%)
    Porsche AG (Motor Vehicles & Parts)...................................................            700       1,167,770
                                                                                                           --------------
    Total Preferred Stocks
     (Cost $2,718,459) ...................................................................                      3,279,043
                                                                                                           --------------
WARRANTS (0.1%)
  FRANCE (0.1%)
    *Cie Generale des Eaux (05/02/2001) (Utilities).......................................        220,000         149,580
  JAPAN (0.0%)
    *Mr. Max Corp. (02/17/1998) (Retail)..................................................          5,000               0
                                                                                                           --------------
    Total Warrants
     (Cost $692,496) .....................................................................                        149,580
                                                                                                           --------------
CONVERTIBLE NOTE (0.5%)
  GERMANY (0.5%)
    Daimler-Benz AG, GDR (Motor Vehicles & Parts) 5.750% 06/14/2002
     (Cost $819,929)......................................................................          9,838         737,850
                                                                                                           --------------
    Total investments, excluding temporary cash investments
     (Cost $115,352,903) .................................................................                    130,260,028
                                                                                                           --------------

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                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
REPURCHASE AGREEMENTS (11.7%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $7,418,693.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999................................................................  $   7,416,118  $    7,416,118
    J.P. Morgan Securities, Inc.
     6.521% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $7,352,626.
     Collateralized by U.S. Treasury Notes
     3.625% to 7.500%
     due 08/31/2000 to 02/15/2005.........................................................      7,350,000       7,350,000
    Merrill Lynch
     6.388% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $2,300,805.
     Collateralized by U.S. Treasury Bonds
     6.250% to 7.625%
     due 02/15/2023 to 08/15/2025.........................................................      2,300,000       2,300,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $17,066,118) ..................................................................                     17,066,118
                                                                                                           --------------
TOTAL INVESTMENTS (100.7%)
 (Cost $132,419,021)......................................................................                    147,326,146
CASH AND RECEIVABLES LESS LIABILITIES (-0.7%).............................................                     (1,045,611)
                                                                                                           --------------
NET ASSETS (100%).........................................................................                 $  146,280,535
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                      ------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (97.5%)
  BUILDING & FORESTRY PRODUCTS (2.1%)
    Longview Fibre Co. ...................................................................        815,000  $   12,377,812
    Willamette Industries, Inc. ..........................................................        420,500      13,534,844
                                                                                                           --------------
                                                                                                               25,912,656
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (15.7%)
    *AccuStaff, Inc. .....................................................................        400,000       9,200,000
    *Corrections Corporation of America...................................................        450,000      16,678,125
    DENTSPLY International, Inc. .........................................................        550,000      16,775,000
    *Dollar Thrifty Automotive Group, Inc. ...............................................        500,000      10,250,000
    *FIserv, Inc. ........................................................................        555,000      27,264,375
    Hertz Corp. (Class A).................................................................        484,000      19,481,000
    McKesson Corp. .......................................................................        174,100      18,835,444
    *NovaCare Employee Services, Inc. ....................................................        450,000       3,600,000
    *Romac International, Inc. ...........................................................        465,000      11,363,437
    Service Corporation Int'l. ...........................................................        800,000      29,550,000
    ServiceMaster Co. ....................................................................        450,000      13,162,500
    *StaffMark, Inc. .....................................................................        337,500      10,673,438
    Unitog Co. ...........................................................................        415,000       9,233,750
                                                                                                           --------------
                                                                                                              196,067,069
                                                                                                           --------------
  CHEMICAL (0.8%)
    IMC Global, Inc. .....................................................................        300,000       9,825,000
                                                                                                           --------------
  CONSUMER DURABLE (1.4%)
    *Furniture Brands International, Inc. ................................................        850,000      17,425,000
                                                                                                           --------------
  CONSUMER NON-DURABLE (25.0%)
    +*Abercrombie & Fitch Co. (Class A)...................................................        800,000      25,000,000
    *AnnTaylor Stores Corp. ..............................................................      1,240,000      16,585,000
    *Consolidated Stores Corp. ...........................................................        450,000      19,771,875
    +*Gadzooks, Inc. .....................................................................        700,000      14,700,000
    *Helen of Troy Ltd. ..................................................................      1,010,000      16,286,250
    *Landry's Seafood Restaurants, Inc. ..................................................      1,000,000      24,000,000
    Liz Claiborne, Inc. ..................................................................        450,000      18,815,625
    *Meyer (Fred), Inc. ..................................................................      1,000,000      36,375,000
    Nordstrom, Inc. ......................................................................        525,000      31,696,875
    *Papa John's International, Inc. .....................................................        600,000      20,925,000
    *Planet Hollywood International, Inc. (Class A).......................................      1,375,000      18,218,750
    *Polo Ralph Lauren Corp. (Class A)....................................................        600,000      14,587,500
    St. John Knits, Inc. .................................................................        600,000      24,000,000
    +*Vans, Inc. .........................................................................        860,000      13,007,500
    *Zale Corp. ..........................................................................        790,000      18,170,000
                                                                                                           --------------
                                                                                                              312,139,375
                                                                                                           --------------
  CONSUMER STAPLES (16.3%)
    American Stores Co. ..................................................................      2,015,000      41,433,437

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Hannaford Brothers Co. ...............................................................        200,000  $    8,687,500
    *Kroger Co. ..........................................................................      1,000,000      36,937,500
    Libbey, Inc. .........................................................................        350,000      13,256,250
    Newell Co. ...........................................................................        400,000      17,000,000
    *Quality Food Centers, Inc. ..........................................................        400,000      26,800,000
    *Safeway, Inc. .......................................................................        600,000      37,950,000
    Sunbeam Corp. ........................................................................        400,000      16,850,000
    *Whole Foods Market, Inc. ............................................................        100,000       5,112,500
                                                                                                           --------------
                                                                                                              204,027,187
                                                                                                           --------------
  HEALTH (14.0%)
    *American Oncology Resources, Inc. ...................................................        600,000       9,600,000
    *ATL Ultrasound, Inc. ................................................................        100,000       4,600,000
    *Dura Pharmaceuticals, Inc. ..........................................................        213,000       9,771,375
    *Elan Corp. plc ADR...................................................................        150,000       7,678,125
    *ESC Medical Systems Ltd. ............................................................        706,500      27,376,875
    *Inhale Therapeutic Systems...........................................................        100,000       2,600,000
    *MedPartners, Inc. ...................................................................         50,000       1,118,750
    Mentor Corp. .........................................................................        600,000      21,900,000
    Omnicare, Inc. .......................................................................        300,000       9,300,000
    *PAREXEL International Corp. .........................................................        230,000       8,510,000
    *PhyCor, Inc. ........................................................................        300,000       8,100,000
    +*ResMed, Inc. .......................................................................        500,000      14,062,500
    *Serologicals Corp. ..................................................................        500,000      13,000,000
    *Sofamor Danek Group, Inc. ...........................................................        200,000      13,012,500
    *Transkaryotic Therapies, Inc. .......................................................        155,000       5,444,375
    *Watson Pharmaceuticals, Inc. ........................................................        600,000      19,462,500
                                                                                                           --------------
                                                                                                              175,537,000
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (1.9%)
    Applied Power, Inc. (Class A).........................................................        134,500       9,280,500
    General Cable Corp. ..................................................................        100,000       3,618,750
    Parker-Hannifin Corp. ................................................................        250,000      11,468,750
                                                                                                           --------------
                                                                                                               24,368,000
                                                                                                           --------------
  METAL MINING & STEEL (2.8%)
    *Getchell Gold Corp. .................................................................        800,000      19,200,000
    +Schnitzer Steel Industries, Inc. (Class A)...........................................        550,000      15,434,375
                                                                                                           --------------
                                                                                                               34,634,375
                                                                                                           --------------
  POLLUTION CONTROL (3.9%)
    *Air & Water Technologies Corp. (Class A).............................................      1,200,100       1,350,112
    *Culligan Water Technologies, Inc. ...................................................        400,000      20,100,000
    *Ionics, Inc. ........................................................................        343,000      13,419,875
    +*Osmonics, Inc. .....................................................................        869,000      13,741,063
                                                                                                           --------------
                                                                                                               48,611,050
                                                                                                           --------------

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                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                      ------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  REAL ESTATE SECURITIES (6.5%)
    Apartment Investment & Management Co. (Class A).......................................        114,000  $    4,189,500
    Colonial Properties Trust.............................................................        135,000       4,066,875
    Equity Office Properties Trust........................................................        123,000       3,882,187
    Equity Residential Properties Trust...................................................         80,000       4,045,000
    First Industrial Realty Trust, Inc. ..................................................        115,000       4,154,375
    General Growth Properties, Inc. ......................................................        111,000       4,009,875
    Liberty Property Trust................................................................        153,000       4,370,063
    Macerich Co. .........................................................................        150,000       4,275,000
    Mack-Cali Realty Corp. ...............................................................        101,000       4,141,000
    Manufactured Home Communities, Inc. ..................................................        150,000       4,050,000
    Public Storage, Inc. .................................................................        145,000       4,259,375
    *Security Capital Group, Inc. (Class B)...............................................        350,000      11,375,000
    Security Capital Industrial Trust.....................................................        163,000       4,054,625
    Security Capital Pacific Trust........................................................        160,000       3,880,000
    Simon DeBartolo Group, Inc. ..........................................................        122,000       3,987,875
    Spieker Properties, Inc. .............................................................        100,000       4,287,500
    *Trammell Crow Co. ...................................................................         24,000         618,000
    TriNet Corporate Realty Trust, Inc. ..................................................        105,000       4,062,188
    Vornado Realty Trust..................................................................         90,000       4,224,375
                                                                                                           --------------
                                                                                                               81,932,813
                                                                                                           --------------
  TECHNOLOGY (4.6%)
    *Apple Computer, Inc. ................................................................      1,000,000      13,125,000
    *FlexiInternational Software, Inc. ...................................................         25,000         387,500
    *FORE Systems, Inc. ..................................................................        600,000       9,150,000
    +*Integrated Measurement Systems, Inc. ...............................................        300,000       5,137,500
    *Loral Space & Communications Corp. ..................................................        650,000      13,934,375
    *VIASOFT, Inc. .......................................................................        360,000      15,210,000
                                                                                                           --------------
                                                                                                               56,944,375
                                                                                                           --------------
  TRANSPORTATION (1.6%)
    +*Celadon Group, Inc. ................................................................        500,000       6,750,000
    *Trans World Airlines, Inc. ..........................................................      1,300,000      13,162,500
                                                                                                           --------------
                                                                                                               19,912,500
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  UTILITIES/ELECTRIC/GAS (0.9%)
    United Water Resources, Inc. .........................................................        575,000  $   11,248,438
                                                                                                           --------------
    Total Common Stocks
     (Cost $1,080,385,133) ...............................................................                  1,218,584,838
                                                                                                           --------------
REPURCHASE AGREEMENTS (7.4%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $65,646,574.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999................................................................  $  65,623,788      65,623,788
    J.P. Morgan Securities, Inc.
     6.521% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $27,009,648.
     Collateralized by U.S. Treasury Notes
     3.625% to 7.500%
     due 08/31/2000 to 02/15/2005.........................................................     27,000,000      27,000,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $92,623,788) ..................................................................                     92,623,788
                                                                                                           --------------
TOTAL INVESTMENTS (104.9%)
 (Cost $1,173,008,921)....................................................................                  1,311,208,626
RECEIVABLES LESS LIABILITIES (-4.9%)......................................................                    (61,490,829)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $1,249,717,797
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

 +  Affiliated issuers (Note 1)

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (96.7%)
  AEROSPACE (1.7%)
    *Orbital Sciences Corp. ..............................................................         55,000  $    1,636,250
                                                                                                           --------------
  FINANCE (6.1%)
    *Golden State Bancorp, Inc. ..........................................................         17,000         635,375
    *Insignia Financial Group, Inc. (Class A).............................................         50,000       1,150,000
    North Fork Bancorp, Inc. .............................................................         58,600       1,966,763
    *Stirling Cooke Brown Holdings Ltd. ..................................................         20,400         499,800
    TCF Financial Corp. ..................................................................         37,100       1,259,081
    *Wilshire Financial Services Group, Inc. .............................................         15,000         397,500
                                                                                                           --------------
                                                                                                                5,908,519
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.1%)
    Martin Marietta Materials, Inc. ......................................................         30,000       1,096,875
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (8.0%)
    *AccuStaff, Inc. .....................................................................         36,000         828,000
    *Billing Information Concepts Corp. ..................................................         17,000         816,000
    *Family Golf Centers, Inc. ...........................................................         45,000       1,411,875
    G & K Services, Inc. (Class A)........................................................         27,800       1,167,600
    *Hagler Bailly, Inc. .................................................................         20,000         450,000
    *Hall, Kinion & Associates, Inc. .....................................................         40,000         875,000
    *Lamalie Associates, Inc. ............................................................          3,000          60,000
    *Seattle FilmWorks, Inc. .............................................................         92,000       1,023,500
    Select Appointments Holdings plc ADR..................................................         38,000         693,500
    *Walsh International, Inc. ...........................................................         40,300         423,150
                                                                                                           --------------
                                                                                                                7,748,625
                                                                                                           --------------
  CONSUMER DURABLE (4.0%)
    Clayton Homes, Inc. ..................................................................         54,900         988,200
    *Coastcast Corp. .....................................................................         90,000       1,248,750
    Exide Corp. ..........................................................................         14,300         370,012
    *Tower Automotive, Inc. ..............................................................         30,000       1,261,875
                                                                                                           --------------
                                                                                                                3,868,837
                                                                                                           --------------
  CONSUMER NON-DURABLE (10.2%)
    *ACX Technologies, Inc. ..............................................................         24,000         586,500
    *Bed, Bath & Beyond, Inc. ............................................................         26,700       1,027,950
    *Bon-Ton Stores, Inc. ................................................................         63,500         952,500
    *Borders Group, Inc. .................................................................         24,500         767,156
    CKE Restaurants, Inc. ................................................................         51,800       2,182,075
    *Cost Plus, Inc. .....................................................................         51,000       1,479,000
    *Day Runner, Inc. ....................................................................         20,000         810,000
    *Star Buffet, Inc. ...................................................................         19,000         218,500
    *Williams-Sonoma, Inc. ...............................................................         44,200       1,850,875
                                                                                                           --------------
                                                                                                                9,874,556
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  CONSUMER STAPLES (0.3%)
    *Beringer Wine Estates Holdings, Inc. (Class B).......................................          8,500  $      323,000
                                                                                                           --------------
  ENERGY (2.9%)
    *Meridian Resource Corp. .............................................................         75,000         717,187
    *Ocean Energy, Inc. ..................................................................         16,000         789,000
    *Patterson Energy, Inc. ..............................................................          5,600         216,650
    *Seagull Energy Corp. ................................................................         53,000       1,093,125
                                                                                                           --------------
                                                                                                                2,815,962
                                                                                                           --------------
  ENERGY SERVICES (3.2%)
    *Hanover Compressor Co. ..............................................................          7,000         143,062
    *Tubos de Acero de Mexico SA ADR......................................................         90,000       1,946,250
    *Willbros Group, Inc. ................................................................         65,000         975,000
                                                                                                           --------------
                                                                                                                3,064,312
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (3.8%)
    *Golden Books Family Entertainment, Inc. .............................................         17,600         181,500
    Nelson (Thomas), Inc. ................................................................         51,000         589,687
    *Regal Cinemas, Inc. .................................................................         50,000       1,393,750
    *WMS Industries, Inc. ................................................................         68,400       1,444,950
                                                                                                           --------------
                                                                                                                3,609,887
                                                                                                           --------------
  HEALTH (27.6%)
    *Alternative Living Services, Inc. ...................................................         44,300       1,309,619
    *American Oncology Resources, Inc. ...................................................         55,500         888,000
    *Assisted Living Concepts, Inc. ......................................................         57,000       1,125,750
    *ATL Ultrasound, Inc. ................................................................         38,000       1,748,000
    *Atria Communities, Inc. .............................................................         63,000       1,078,875
    *Cardiac Pathways Corp. ..............................................................         65,000         455,000
    *Concentra Managed Care, Inc. ........................................................         13,000         438,750
    *ESC Medical Systems Ltd. ............................................................         25,000         968,750
    *HealthCare COMPARE Corp. ............................................................         19,300         986,712
    *FPA Medical Management, Inc. ........................................................         54,600       1,016,925
    *Health Management Systems, Inc. .....................................................         50,000         296,875
    *IDEXX Laboratories, Inc. ............................................................         20,000         318,750
    *Immunex Corp. .......................................................................         15,000         810,000
    Jones Medical Industries, Inc. .......................................................         37,500       1,434,375
    *Laser Industries Ltd. ...............................................................         75,000       2,053,125
    *Ligand Pharmaceuticals, Inc. (Class B)...............................................         73,897         951,424
    *MedPartners, Inc. ...................................................................         51,000       1,141,125
    *MedQuist, Inc. ......................................................................         23,450         814,887
    *Protein Design Labs, Inc. ...........................................................         20,000         800,000
    *Quorum Health Group, Inc. ...........................................................         50,000       1,306,250
    *Somnus Medical Technologies, Inc. ...................................................        100,000       1,275,000
    *Spiros Development Corp. II (Units-1 callable Common Share of Spiros & 1 Warrant of
     Durable Pharmaceuticals).............................................................         30,000         513,750

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    *Thermo Cardiosystems, Inc. ..........................................................         50,000  $    1,337,500
    *Transkaryotic Therapies, Inc. .......................................................         35,100       1,232,888
    *Universal Health Services, Inc. (Class B)............................................         30,000       1,511,250
    *Watson Pharmaceuticals, Inc. ........................................................         25,400         823,913
                                                                                                           --------------
                                                                                                               26,637,493
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (1.3%)
    Robbins & Myers, Inc. ................................................................         32,000       1,268,000
                                                                                                           --------------
  METAL MINING & STEEL (0.1%)
    Oregon Steel Mills, Inc. .............................................................          3,000          63,938
                                                                                                           --------------
  POLLUTION CONTROL (1.4%)
    *Allied Waste Industries, Inc. .......................................................         55,500       1,293,844
                                                                                                           --------------
  TECHNOLOGY (24.3%)
    *ADC Telecommunications, Inc. ........................................................         13,000         542,750
    *Aspect Telecommunications Corp. .....................................................         52,000       1,085,500
    *Avant! Corp. ........................................................................         21,000         351,750
    *AXENT Technologies, Inc. ............................................................         76,800       1,324,800
    *CHS Electronics, Inc. ...............................................................         30,000         513,750
    *CIBER, Inc. .........................................................................         32,000       1,856,000
    *Computer Products, Inc. .............................................................         33,800         764,725
    *Davox Corp. .........................................................................         26,900         877,613
    *Eltron International, Inc. ..........................................................         41,400       1,252,350
    *Engineering Animation, Inc. .........................................................         35,100       1,614,600
    *HNC Software, Inc. ..................................................................         32,000       1,376,000
    *Hyperion Software Corp. .............................................................          5,300         189,475
    *Infinium Software, Inc. .............................................................         50,000         812,500
    *Intelligent Polymers, Ltd. (Units-1 Common share & 1 Warrant)........................         22,000         486,750
    *JDA Software Group, Inc. ............................................................          3,000         105,000
    *Metro Information Services, Inc. ....................................................         43,000       1,193,250
    *MICROS Systems, Inc. ................................................................         30,600       1,377,000
    *Molecular Dynamics, Inc. ............................................................         29,000         471,250
    *New Era of Networks, Inc. ...........................................................         39,000         438,750
    *P-COM, Inc. .........................................................................         57,000         983,250
    *Peerless Systems Corp. ..............................................................         74,000         952,750
    *Platinum Software Corp. .............................................................         80,000         940,000
    *RadiSys Corp. .......................................................................         22,000         819,500
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *Security Dynamics Technologies, Inc. ................................................         26,000  $      929,500
    *Transition Systems, Inc. ............................................................         60,000       1,327,500
    *World Access, Inc. ..................................................................         36,400         869,050
                                                                                                           --------------
                                                                                                               23,455,363
                                                                                                           --------------
  TRANSPORTATION (0.1%)
    *Ryanair Holdings plc ADR.............................................................          3,000          75,375
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (0.6%)
    *Anicom, Inc. ........................................................................         33,400         530,225
                                                                                                           --------------
    Total Common Stocks
     (Cost $83,909,185) ..................................................................                     93,271,061
                                                                                                           --------------
WARRANT (0.1%)
  HEALTH (0.1%)
    *Ligand Pharmaceuticals, Inc. (06/03/2000)
     (Cost $44,517).......................................................................          8,000          67,000
                                                                                                           --------------
    Total investments, excluding temporary cash
     investment (Cost $83,953,702)........................................................                     93,338,061
                                                                                                           --------------
REPURCHASE AGREEMENT (3.7%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $3,623,531.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999
     (Cost $3,622,273) ...................................................................  $   3,622,273       3,622,273
                                                                                                           --------------
TOTAL INVESTMENTS (100.5%)
 (Cost $87,575,975).......................................................................                     96,960,334
RECEIVABLES LESS LIABILITIES (-0.5%)......................................................                       (529,025)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   96,431,309
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (92.4%)
REAL ESTATE
  APARTMENTS (16.2%)
    Apartment Investment & Management Co. (Class A).......................................        152,200  $    5,593,350
    Associated Estates Realty Corp. ......................................................        148,800       3,524,700
    Colonial Properties Trust.............................................................        156,100       4,702,512
    Equity Residential Properties Trust...................................................         91,003       4,601,339
    Security Capital Pacific Trust........................................................        256,171       6,212,147
                                                                                                           --------------
                                                                                                               24,634,048
                                                                                                           --------------
  OFFICE (17.2%)
    Boston Properties, Inc. ..............................................................        137,000       4,529,563
    Equity Office Properties Trust........................................................        308,418       9,734,443
    Mack-Cali Realty Corp. ...............................................................        189,400       7,765,400
    Reckson Associates Realty Corp. ......................................................        156,800       3,978,800
                                                                                                           --------------
                                                                                                               26,008,206
                                                                                                           --------------
  INDUSTRIAL (25.6%)
    Alexandria Real Estate Equities, Inc. ................................................        149,500       4,718,594
    First Industrial Realty Trust, Inc. ..................................................        155,500       5,617,437
    Liberty Property Trust................................................................        186,700       5,332,619
    Public Storage, Inc. .................................................................        130,700       3,839,312
    Security Capital Industrial Trust.....................................................        194,145       4,829,357
    Shurgard Storage Centers, Inc. (Class A)..............................................        123,900       3,593,100
    Spieker Properties, Inc. .............................................................        103,500       4,437,562
    Storage Trust Realty..................................................................         51,200       1,347,200
    TriNet Corporate Realty Trust, Inc. ..................................................        131,000       5,068,063
                                                                                                           --------------
                                                                                                               38,783,244
                                                                                                           --------------
  MANUFACTURED HOMES (3.0%)
    Manufactured Home Communities, Inc. ..................................................        170,400       4,600,800
                                                                                                           --------------
  COMMUNITY CENTERS (11.9%)
    Excel Realty Trust, Inc. .............................................................        142,100       4,476,150
    JP Realty, Inc. ......................................................................        158,000       4,098,125
    Pan Pacific Retail Properties, Inc. ..................................................        152,200       3,253,275
    Vornado Realty Trust..................................................................        131,900       6,191,056
                                                                                                           --------------
                                                                                                               18,018,606
                                                                                                           --------------
  SHOPPING MALLS (7.8%)
    General Growth Properties, Inc. ......................................................        143,000       5,165,875
    Macerich Co. .........................................................................         83,300       2,374,050
    Simon DeBartolo Group, Inc. ..........................................................        130,856       4,277,356
                                                                                                           --------------
                                                                                                               11,817,281
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  LODGING (2.9%)
    Patriot American Hospitality, Inc. ...................................................         70,200  $    2,022,638
    Starwood Lodging Trust................................................................         40,200       2,326,575
                                                                                                           --------------
                                                                                                                4,349,213
                                                                                                           --------------
  OTHER (7.8%)
    *Catellus Development Corp. ..........................................................        261,900       5,238,000
    *Security Capital Group, Inc. (Class B)...............................................        202,900       6,594,250
                                                                                                           --------------
                                                                                                               11,832,250
                                                                                                           --------------
    Total Common Stocks
     (Cost $112,868,719) .................................................................                    140,043,648
                                                                                                           --------------
WARRANT (0.1%)
  OTHER (0.1%)
    *Security Capital Group 09/18/1997-09/18/1998
     (Cost $176,224)......................................................................         22,497         118,109
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $113,044,943) .................................................................                    140,161,757
                                                                                                           --------------
REPURCHASE AGREEMENT (7.3%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $11,044,700.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999
     (Cost $11,040,866)...................................................................  $  11,040,866      11,040,866
                                                                                                           --------------
TOTAL INVESTMENTS (99.8%)
 (Cost $124,085,809)......................................................................                    151,202,623
RECEIVABLES LESS LIABILITIES (0.2%).......................................................                        351,817
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  151,554,440
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (52.3%)
  FINANCE (9.3%)
    Allstate Corp. .......................................................................         84,600  $    7,688,025
    American General Corp. ...............................................................        129,100       6,979,469
    Banc One Corp. .......................................................................        100,000       5,431,250
    BankAmerica Corp. ....................................................................         99,800       7,285,400
    Chase Manhattan Corp. ................................................................         60,000       6,570,000
    First Union Corp. ....................................................................        206,900      10,603,625
    Freddie Mac...........................................................................        301,000      12,623,187
    Morgan Stanley, Dean Witter, Discover & Co. ..........................................         89,100       5,268,038
    NationsBank Corp. ....................................................................        110,900       6,744,106
    Travelers Property Casualty Corp. (Class A)...........................................         97,400       4,285,600
                                                                                                           --------------
                                                                                                               73,478,700
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (0.2%)
    Weyerhaeuser Co. .....................................................................         39,400       1,933,062
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (1.9%)
    *Corrections Corporation of America...................................................        124,600       4,617,987
    McKesson Corp. .......................................................................         10,000       1,081,875
    Service Corporation Int'l. ...........................................................        256,400       9,470,775
                                                                                                           --------------
                                                                                                               15,170,637
                                                                                                           --------------
  CHEMICAL (0.5%)
    du Pont (E.I.) de Nemours & Co. ......................................................         64,000       3,844,000
                                                                                                           --------------
  CONSUMER NON-DURABLE (5.1%)
    *Consolidated Stores Corp. ...........................................................         63,100       2,772,456
    *Federated Department Stores, Inc. ...................................................        187,300       8,065,606
    Home Depot, Inc. .....................................................................         86,700       5,104,462
    Mattel, Inc. .........................................................................        292,350      10,890,038
    *Office Depot, Inc. ..................................................................        108,100       2,587,644
    Tandy Corp. ..........................................................................        166,600       6,424,513
    Wal-Mart Stores, Inc. ................................................................        123,900       4,886,306
                                                                                                           --------------
                                                                                                               40,731,025
                                                                                                           --------------
  CONSUMER STAPLES (6.6%)
    American Stores Co. ..................................................................        168,800       3,470,950
    Avon Products, Inc. ..................................................................         50,200       3,081,025
    Gillette Co. .........................................................................         49,000       4,921,437
    Nabisco Holdings Corp. (Class A)......................................................         90,100       4,364,219
    PepsiCo, Inc. ........................................................................        134,200       4,889,913
    Philip Morris Cos., Inc. .............................................................        180,100       8,160,781
    Rite Aid Corp. .......................................................................         90,000       5,281,875
    *Safeway, Inc. .......................................................................         99,400       6,287,050
    Sunbeam Corp. ........................................................................        212,000       8,930,500

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Sysco Corp. ..........................................................................         67,900  $    3,093,694
                                                                                                           --------------
                                                                                                               52,481,444
                                                                                                           --------------
  ENERGY (3.2%)
    Burlington Resources, Inc. ...........................................................         87,535       3,922,662
    Exxon Corp. ..........................................................................         98,600       6,033,088
    Mobil Corp. ..........................................................................         84,400       6,092,625
    Royal Dutch Petroleum Co. ............................................................        100,700       5,456,681
    Texaco, Inc. .........................................................................         64,400       3,501,750
                                                                                                           --------------
                                                                                                               25,006,806
                                                                                                           --------------
  ENERGY SERVICES (0.4%)
    Schlumberger Ltd. ....................................................................         34,000       2,737,000
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (0.5%)
    Disney (Walt) Co. ....................................................................         38,000       3,764,375
                                                                                                           --------------
  HEALTH (7.8%)
    Aetna, Inc. ..........................................................................         55,500       3,916,219
    American Home Products Corp. .........................................................        102,300       7,825,950
    Bristol-Myers Squibb Co. .............................................................         89,200       8,440,550
    Lilly (Eli) & Co. ....................................................................        143,800      10,012,075
    Merck & Co., Inc. ....................................................................        120,300      12,781,875
    Pfizer, Inc. .........................................................................         80,000       5,965,000
    Schering-Plough Corp. ................................................................         72,800       4,522,700
    *Tenet Healthcare Corp. ..............................................................        132,200       4,379,125
    Warner-Lambert Co. ...................................................................         31,400       3,893,600
                                                                                                           --------------
                                                                                                               61,737,094
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (4.0%)
    Case Corp. ...........................................................................         40,000       2,417,500
    Emerson Electric Co. .................................................................        105,600       5,959,800
    General Electric Co. .................................................................        176,000      12,914,000
    Tyco International Ltd. ..............................................................        227,626      10,257,397
                                                                                                           --------------
                                                                                                               31,548,697
                                                                                                           --------------
  REAL ESTATE SECURITIES (2.7%)
    American Health Properties, Inc. .....................................................         73,600       2,028,600
    Equity Office Properties Trust........................................................         63,283       1,997,370
    Equity Residential Properties Trust...................................................         48,500       2,452,281
    JP Realty, Inc. ......................................................................         97,500       2,528,906
    Manufactured Home Communities, Inc. ..................................................         78,000       2,106,000
    Security Capital Pacific Trust........................................................         91,800       2,226,150
    Simon DeBartolo Group, Inc. ..........................................................         52,500       1,716,094
    Spieker Properties, Inc. .............................................................         53,000       2,272,375
    Vornado Realty Trust..................................................................         92,800       4,355,800
                                                                                                           --------------
                                                                                                               21,683,576
                                                                                                           --------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  TECHNOLOGY (6.2%)
    Autodesk, Inc. .......................................................................         69,100  $    2,556,700
    *Cadence Design Systems, Inc. ........................................................        170,600       4,179,700
    *Cisco Systems, Inc. .................................................................        110,650       6,168,737
    *Computer Sciences Corp. .............................................................         75,000       6,262,500
    *EMC Corp. ...........................................................................         75,000       2,057,812
    Ericsson (L.M.) Telephone Co. (Class B) ADR...........................................         89,200       3,328,275
    Hewlett-Packard Co. ..................................................................         76,000       4,750,000
    Intel Corp. ..........................................................................        110,800       7,783,700
    International Business Machines Corp. ................................................         76,600       8,009,488
    Lucent Technologies, Inc. ............................................................         52,500       4,193,438
                                                                                                           --------------
                                                                                                               49,290,350
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (2.2%)
    AT&T Corp. ...........................................................................         80,200       4,912,250
    Bell Atlantic Corp. ..................................................................         48,100       4,377,100
    MCI Communications Corp. .............................................................         47,800       2,046,437
    SBC Communications, Inc. .............................................................         85,000       6,226,250
                                                                                                           --------------
                                                                                                               17,562,037
                                                                                                           --------------
  UTILITIES/ELECTRIC/GAS (1.7%)
    Cinergy Corp. ........................................................................        116,800       4,474,900
    Houston Industries, Inc. .............................................................        177,200       4,729,025
    Texas Utilities Co. ..................................................................        108,300       4,501,219
                                                                                                           --------------
                                                                                                               13,705,144
                                                                                                           --------------
    Total Common Stocks
     (Cost $415,436,102) .................................................................                    414,673,947
                                                                                                           --------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (26.6%)
  U.S. TREASURY BONDS & NOTES (7.3%)
    U.S. Treasury Bonds
     12.000% 05/15/2005...................................................................  $   4,005,000       5,476,837
      8.875% 08/15/2017...................................................................      8,970,000      11,903,468
      8.125% 08/15/2019...................................................................      2,350,000       2,941,173
    U.S. Treasury Notes
      6.125% 08/31/1998...................................................................      7,640,000       7,665,067
      8.875% 02/15/1999...................................................................     28,675,000      29,651,757
                                                                                                           --------------
                                                                                                               57,638,302
                                                                                                           --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (0.2%)
      7.500% 08/15/2027 - 10/15/2027......................................................      1,534,643       1,572,042
                                                                                                           --------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.6%)
    FHA Insured Project Pool #23-11059
      7.700% 08/01/2028...................................................................      1,609,689       1,643,186
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    FHA Insured Project Pool #55
      7.430% 04/01/2022...................................................................  $   1,898,328  $    1,984,949
    FHA Insured Project Pool #53-43077
      9.125% 07/25/2033...................................................................      1,098,642       1,178,898
                                                                                                           --------------
                                                                                                                4,807,033
                                                                                                           --------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (18.5%)
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1233 Cl. H
      7.000% 04/15/2007...................................................................        600,000         618,000
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1543 Cl. XN
      7.000% 07/15/2023...................................................................      5,617,000       5,804,538
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1627 Cl. EA
      6.000% 05/15/2023...................................................................      1,817,000       1,678,561
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1763 Cl. H
      8.250% 07/15/2023...................................................................        130,000         139,275
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1895 Cl. B
      7.500% 12/15/2023...................................................................      3,940,000       4,044,646
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1904 Cl. C
      7.250% 08/15/2024...................................................................      3,490,000       3,543,432
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1910 Cl. D
      8.000% 11/15/2024...................................................................      1,883,000       1,979,752
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1933 Cl. C
      7.000% 03/15/2025...................................................................      2,440,000       2,462,043
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1933 Cl. AE
      7.000% 03/15/2025...................................................................      2,060,000       2,076,987
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1933 Cl. VC
      7.550% 03/15/2012...................................................................      2,950,000       3,123,148
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1941 Cl. C
      6.750% 06/15/2022...................................................................      2,690,000       2,690,834
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1971 Cl. A
      7.500% 07/15/2027...................................................................      3,000,000       3,114,001
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1971 Cl. E
      7.500% 01/20/2024...................................................................     16,580,000      17,035,535

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)

    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1995 Cl. A
      7.500% 08/20/2027...................................................................  $   7,200,000  $    7,460,732
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1995 Cl. D
      7.500% 08/20/2012...................................................................      5,150,000       5,244,264
    FHLMC GNMA Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 40 Cl. N
      6.500% 05/17/2021...................................................................      7,180,000       7,039,523
    FHLMC GNMA Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 62 Cl. B
      7.500% 05/20/2024...................................................................      3,756,000       3,870,075
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1994-10 Cl. UU
      6.500% 01/25/2024...................................................................        857,000         829,368
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G1 Cl. B
      7.500% 06/20/2024...................................................................      3,910,000       4,044,387
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G4 Cl. C
      7.500% 06/17/2024...................................................................      6,650,000       6,848,514
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G5 Cl. VA
      7.500% 07/17/2012...................................................................      5,700,000       6,007,780
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-27 Cl. B
      7.000% 02/18/2025...................................................................      3,020,000       3,034,710
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-38 Cl. L
      7.500% 02/17/2012...................................................................      1,760,000       1,774,087
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-39 Cl. B
      7.500% 05/17/2027...................................................................      1,530,000       1,603,606
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-46 Cl. B
      7.500% 03/17/2025...................................................................      3,900,000       4,003,252
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-63 Cl. PH
      7.000% 07/18/2026...................................................................      6,510,000       6,673,970
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-74 Cl. D
      7.500% 09/20/2023...................................................................      9,775,000      10,042,634
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1996-15 Cl. B
      7.500% 08/20/2020...................................................................      8,493,000       8,703,975
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. B
      7.000% 08/16/2026...................................................................  $   4,214,914  $    4,262,908
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. C
      7.000% 03/20/2027...................................................................      3,877,000       3,913,037
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. M
      7.500% 02/16/2012...................................................................      3,530,000       3,620,439
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. N
      7.500% 02/16/2027...................................................................      3,372,500       3,492,629
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-11 Cl. M
      8.000% 05/16/2024...................................................................      4,890,000       5,128,768
    Puerto Rico Housing Finance Corp.
     Series A Cl. 4
      9.000% 07/20/2017...................................................................        477,433         477,433
                                                                                                           --------------
                                                                                                              146,386,843
                                                                                                           --------------
    Total U.S. Government,
     Federal Agency Obligations
     (Cost $205,197,469) .................................................................                    210,404,220
                                                                                                           --------------
OTHER SECURITIZED LOANS (7.0%)
  COLLATERALIZED MORTGAGE OBLIGATIONS (5.3%)
    BA Mortgage Securities, Inc.
     Series 1997-2 Cl. 1A-3
      7.400% 10/25/2027...................................................................      2,952,561       2,978,004
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-2 Cl. A1
      6.758% 01/25/2025...................................................................      4,522,414       4,506,779
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-8 Cl. A9
      7.600% 11/25/2027...................................................................      4,607,000       4,711,413
    Bear Stearns Structured Securities, Inc. (144A)
     Series 1995-1 Cl. A
      6.727% 09/25/2024...................................................................      3,138,131       3,041,811
    CWHL, Inc. Mtg. Pass Thru Ctf.
     Series 1997-3 Cl. A10
      7.500% 06/25/2027...................................................................      4,569,141       4,635,487
    GE Capital Mortgage Services, Inc.
     Series 1997-8 Cl. A6
      7.250% 10/25/2027...................................................................      2,460,000       2,518,579
    Headlands Mortgage Securities, Inc.
     Series 1997-3 Cl. A-1-6
      7.000% 07/25/2027...................................................................      4,810,000       4,828,890

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                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OTHER SECURITIZED LOANS (CONTINUED)

    Mortgage Obligation Structured Trust (144A)
     Series 1993-1 Cl. B1
     10.668% 10/25/2018...................................................................  $   3,616,915  $    3,785,897
    Norwest Asset Securities Corp.
     Series 1997-16 Cl. A2
      6.750% 10/25/2027...................................................................      5,385,900       5,345,609
    PNC Mortgage Securities Corp.
     Series 1997-4 Cl. 2PP2
      7.500% 07/25/2027...................................................................      2,750,000       2,798,242
    Residential Funding Mortgage Securities I, Inc.
     Series 1997-S7 Cl. A-3
      7.500% 05/25/2027...................................................................      3,051,000       3,143,418
                                                                                                           --------------
                                                                                                               42,294,129
                                                                                                           --------------
  ASSET BACKED SECURITIES (1.7%)
    Green Tree Financial Corp.
     Series 1995-8 Cl. A2
      6.150% 12/15/2026...................................................................      2,620,024       2,620,024
    Green Tree Financial Corp.
     Series 1996-7 Cl. A2
      6.300% 10/15/2027...................................................................      3,320,000       3,321,029
    Lehman FHA Title I Loan Trust
     Series 1995-6 Cl. A-2
      6.630% 05/25/2007...................................................................      5,422,573       5,409,384
    The Money Store Residential Trust
     Series 1997-II Cl. A4
      7.385% 01/15/2029...................................................................      1,982,000       2,009,867
                                                                                                           --------------
                                                                                                               13,360,304
                                                                                                           --------------
    Total Other Securitized Loans
     (Cost $54,776,885) ..................................................................                     55,654,433
                                                                                                           --------------
CORPORATE BONDS (12.7%)
  INDUSTRIAL (5.9%)
    Allied Holdings, Inc. Series B
      8.625% 10/01/2007...................................................................        500,000         507,500
    American Home Products Corp.
      7.700% 02/15/2000...................................................................      4,600,000       4,735,102
    Amgen, Inc.
      8.125% 04/01/2097...................................................................      2,425,000       2,674,193
    Cinemark USA, Inc. Series B
      9.625% 08/01/2008...................................................................        350,000         361,375
    Coca-Cola Enterprises, Inc.
      6.375% 08/01/2001...................................................................      4,000,000       4,028,440
    Eckerd Corp.
      9.250% 02/15/2004...................................................................      4,000,000       4,396,680
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Ethan Allen, Inc.
      8.750% 03/15/2001...................................................................  $   3,450,000  $    3,527,625
    Federal Express Corp. Pass Thru Trust
     Series 1997-1C
      7.650% 01/15/2014...................................................................      2,200,000       2,350,854
    Georgia-Pacific Corp.
      9.950% 06/15/2002...................................................................      3,061,000       3,464,287
    Hilton Hotels Corp.
      7.375% 06/01/2002...................................................................      3,500,000       3,593,520
    Johns Manville International Grp.
     10.875% 12/15/2004...................................................................      1,500,000       1,665,000
    Jones Intercable, Inc.
      8.875% 04/01/2007...................................................................        300,000         313,500
    Lenfest Communications, Inc.
      8.375% 11/01/2005...................................................................        650,000         667,875
    Nabisco, Inc.
      6.700% 06/15/2002...................................................................      2,000,000       2,025,680
    Santa Fe Pacific Gold Corp.
      8.375% 07/01/2005...................................................................      5,100,000       5,493,720
    Teekay Shipping Corp. Guaranteed First Preferred Shipping Mtg. Notes
      8.320% 02/01/2008...................................................................      1,000,000       1,020,000
    Tenet Healthcare Corp.
     10.125% 03/01/2005...................................................................        900,000         983,250
    Time Warner Entertainment Co. L.P.
      9.625% 05/01/2002...................................................................      1,900,000       2,122,737
      8.375% 03/15/2023...................................................................      1,320,000       1,506,357
    UCAR Global Enterprises Series B
     12.000% 01/15/2005...................................................................      1,000,000       1,120,000
                                                                                                           --------------
                                                                                                               46,557,695
                                                                                                           --------------
  FINANCIAL (5.8%)
    Abn Amro Bank N. V. Chicago
      7.550% 06/28/2006...................................................................      3,575,000       3,825,393
    Bankamerica Corp.
      5.938% 02/20/2002...................................................................      3,800,000       3,788,030
    Aetna Services, Inc.
      7.625% 08/15/2026...................................................................      3,500,000       3,683,295
    Bear Stearns Cos., Inc.
     Series B Medium Term Notes
      5.779% 10/10/2000...................................................................      7,825,000       7,802,777
    Caterpillar Financial Services Corp.
     Medium Term Notes
      6.350% 12/01/1998...................................................................      1,590,000       1,592,179
    Commercial Credit Group, Inc.
      6.625% 06/01/2015...................................................................      1,250,000       1,291,325

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                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

    ERP Operating Limited Partnership (144A)
      8.500% 05/15/1999...................................................................  $   2,700,000  $    2,775,681
    First Security Corp.
      7.875% 10/15/1999...................................................................      1,325,000       1,361,000
    +Fleet Mortgage Group, Inc.
      6.500% 09/15/1999...................................................................        550,000         552,937
    Goldman Sachs Group L.P. (144A)
     Medium Term Notes
      7.200% 03/01/2007...................................................................      2,800,000       2,905,224
    Hartford Life, Inc.
      7.650% 06/15/2027...................................................................      2,555,000       2,702,398
    Liberty Property L.P.
      7.100% 08/15/2004...................................................................      3,525,000       3,605,934
    Morgan Stanley Group, Inc.
     Medium Term Notes
      5.750% 02/15/2001...................................................................      2,100,000       2,070,978
    Security Capital Industrial
     Medium Term Notes
      7.810% 02/01/2015...................................................................      3,250,000       3,403,725
    Simon DeBartolo Group, L.P.
      7.125% 09/20/2007...................................................................      2,300,000       2,360,076
    Spieker Properties L.P.
      6.900% 01/15/2004...................................................................      2,450,000       2,477,538
                                                                                                           --------------
                                                                                                               46,198,490
                                                                                                           --------------
  UTILITY (0.5%)
    GTE North, Inc.
      5.500% 02/15/1999...................................................................      2,905,000       2,886,030
    Worldcom, Inc.
      8.875% 01/15/2006...................................................................      1,000,000       1,075,920
                                                                                                           --------------
                                                                                                                3,961,950
                                                                                                           --------------
  YANKEE (0.5%)
    Hydro-Quebec
      8.400% 01/15/2022...................................................................      2,155,000       2,538,418
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Ontario Province CDA
      6.000% 02/21/2006...................................................................  $   1,725,000  $    1,698,383
                                                                                                           --------------
                                                                                                                4,236,801
                                                                                                           --------------
    Total Corporate Bonds
     (Cost $99,154,016) ..................................................................                    100,954,936
                                                                                                           --------------
    Total investments, excluding temporary
     cash investments
     (Cost $687,367,178) .................................................................                    781,687,536
                                                                                                           --------------
REPURCHASE AGREEMENT (2.4%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $18,645,686.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999
     (Cost $18,639,214)...................................................................     18,639,214      18,639,214
                                                                                                           --------------
TOTAL INVESTMENTS (101.0%)
 (Cost $706,006,392)......................................................................                    800,326,750
                                                                                                           --------------
RECEIVABLES LESS LIABILITIES (-1.0%)......................................................                     (7,948,494)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  792,378,256
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

 +  Affiliated issuers. (Note 1)

                  The accompanying notes are an integral part
                          of the financial statements.

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                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMERCIAL PAPER (90.1%)
    A. I. Credit Corp.
      6.080% 01/06/1998...................................................................  $   4,510,000  $    4,505,430
    Air Products & Chemicals, Inc.
      5.950% 01/07/1998...................................................................      5,000,000       4,994,215
    Alabama Power Co.
      5.910% 01/05/1998...................................................................      3,325,000       3,322,271
      5.860% 01/06/1998...................................................................      5,000,000       4,995,117
      6.000% 01/06/1998...................................................................     10,000,000       9,990,000
    American General Finance Corp.
      5.550% 01/28/1998...................................................................      5,000,000       4,978,417
      5.500% 02/02/1998...................................................................      7,000,000       6,964,708
      5.500% 02/11/1998...................................................................      5,000,000       4,967,917
      5.720% 02/27/1998...................................................................     10,000,000       9,907,845
    Ameritech Capital Funding Corp.
      5.570% 01/29/1998...................................................................      5,000,000       4,977,565
    Archer-Daniels-Midland Co.
      6.200% 01/06/1998...................................................................      5,000,000       4,994,833
      5.570% 01/21/1998...................................................................      6,000,000       5,980,505
      5.530% 01/22/1998...................................................................     10,000,000       9,966,206
      5.670% 02/11/1998...................................................................      5,000,000       4,966,925
      5.700% 03/05/1998...................................................................      6,000,000       5,939,200
    Associates Corp. of North America
      6.740% 01/02/1998...................................................................     21,100,000      21,092,099
    Atlantic Richfield Co.
      5.580% 01/22/1998...................................................................      3,000,000       2,989,770
    Avco Financial Services, Inc.
      5.690% 03/02/1998...................................................................      5,000,000       4,951,794
      5.680% 03/04/1998...................................................................      6,000,000       5,940,360
      5.690% 03/04/1998...................................................................      6,000,000       5,940,255
      5.690% 03/05/1998...................................................................     10,000,000       9,898,845
    B.P. America, Inc.
      6.100% 01/05/1998...................................................................      5,000,000       4,995,764
      6.300% 01/05/1998...................................................................      5,000,000       4,995,625
      6.000% 01/20/1998...................................................................      2,500,000       2,491,667
    Bank of America, FSB
      5.800% 01/12/1998...................................................................      5,000,000       4,990,333
      5.570% 01/26/1998...................................................................     10,000,000       9,959,772
    BankAmerica Corp.
      5.530% 01/28/1998...................................................................     10,000,000       9,956,989
    Barclays U.S. Funding Corp.
      8.250% 01/02/1998...................................................................     10,000,000       9,995,417
      8.500% 01/02/1998...................................................................     10,000,000       9,995,278
      5.590% 01/27/1998...................................................................      7,000,000       6,970,653
    Becton, Dickinson & Co.
      6.150% 01/09/1998...................................................................      2,633,000       2,628,952

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Bell Atlantic Financial Services, Inc.
      5.800% 01/09/1998...................................................................  $  10,000,000  $    9,985,500
      5.820% 01/13/1998...................................................................     19,000,000      18,960,068
    Beneficial Corp.
      5.630% 01/20/1998...................................................................      6,000,000       5,981,233
    Brown-Forman Corp.
      6.250% 01/06/1998...................................................................      4,755,000       4,750,047
    CIT Group Holdings, Inc.
      5.500% 02/02/1998...................................................................      5,000,000       4,974,792
      5.500% 02/05/1998...................................................................      5,000,000       4,972,500
      5.560% 02/09/1998...................................................................      7,000,000       6,956,756
      5.720% 03/10/1998...................................................................     10,000,000       9,890,367
    Cargill, Inc.
      5.620% 03/03/1998...................................................................     15,000,000      14,854,817
    Cargill Financial Services Corp.
      5.640% 02/26/1998...................................................................     10,000,000       9,910,700
    Chevron Transport Co.
      5.550% 02/10/1998...................................................................      7,000,000       6,955,754
      5.680% 03/06/1998...................................................................      5,000,000       4,948,723
      5.700% 04/15/1998...................................................................     10,000,000       9,833,750
      5.720% 04/17/1998...................................................................      6,000,000       5,897,994
    Clorox Co.
      5.680% 01/16/1998...................................................................      5,000,000       4,987,378
      5.730% 02/23/1998...................................................................      5,000,000       4,957,025
      5.730% 02/24/1998...................................................................     10,000,000       9,912,459
    Commercial Credit Co.
      5.500% 02/04/1998...................................................................     10,000,000       9,946,528
      5.530% 02/04/1998...................................................................      5,000,000       4,973,118
      5.600% 02/04/1998...................................................................      3,000,000       2,983,667
      5.530% 02/05/1998...................................................................     10,000,000       9,944,700
    Deere (John) Credit Co.
      5.590% 01/20/1998...................................................................      5,000,000       4,984,472
    Deere (John) Capital Corp.
      5.560% 01/30/1998...................................................................      7,000,000       6,967,567
    Disney (Walt) Co.
      5.580% 02/23/1998...................................................................     10,000,000       9,916,300
      5.600% 02/24/1998...................................................................      5,000,000       4,957,223
      5.650% 03/27/1998...................................................................      7,000,000       6,905,520
    Dow Jones & Co., Inc.
      5.950% 01/14/1998...................................................................      1,900,000       1,895,604
    duPont (E.I.) de Nemours & Co.
      5.600% 01/20/1998...................................................................      1,600,000       1,595,022
      5.520% 01/22/1998...................................................................      5,000,000       4,983,133
      5.490% 02/03/1998...................................................................      5,000,000       4,974,075
      5.670% 02/25/1998...................................................................      5,000,000       4,955,900
    Florida Power Corp.
      5.900% 01/12/1998...................................................................     10,000,000       9,980,333
      5.880% 02/10/1998...................................................................      3,000,000       2,979,910

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMERCIAL PAPER (CONTINUED)

    Ford Motor Credit Co.
      6.170% 01/05/1998...................................................................  $   5,000,000  $    4,995,715
      5.920% 01/06/1998...................................................................      4,800,000       4,795,264
      5.570% 01/21/1998...................................................................      8,000,000       7,974,007
      5.570% 01/26/1998...................................................................      5,000,000       4,979,886
      5.570% 02/03/1998...................................................................     15,000,000      14,921,092
    General Electric Capital Corp.
      5.830% 01/07/1998...................................................................     10,000,000       9,988,664
      5.550% 02/06/1998...................................................................     15,000,000      14,914,437
      5.580% 02/13/1998...................................................................      8,000,000       7,945,440
      5.680% 03/11/1998...................................................................      5,000,000       4,944,778
    Glaxo Wellcome plc
      5.570% 01/21/1998...................................................................      5,000,000       4,983,754
      5.670% 03/02/1998...................................................................      5,000,000       4,951,962
      5.700% 03/10/1998...................................................................      7,000,000       6,923,525
      5.670% 03/16/1998...................................................................      5,000,000       4,940,938
    Goldman Sachs Group L.P.
      5.870% 01/09/1998...................................................................     10,000,000       9,985,325
      5.800% 01/15/1998...................................................................      5,000,000       4,987,917
      5.650% 02/20/1998...................................................................      2,000,000       1,983,992
    Hewlett-Packard Co.
      6.200% 01/08/1998...................................................................      1,000,000         998,622
      5.950% 01/21/1998...................................................................      5,376,000       5,357,341
    Household Finance Corp.
      5.700% 01/16/1998...................................................................      5,000,000       4,987,333
      5.550% 02/09/1998...................................................................      8,000,000       7,950,667
      5.670% 02/17/1998...................................................................      5,000,000       4,962,200
      5.580% 02/20/1998...................................................................     10,000,000       9,920,950
    Idaho Power Co.
      5.860% 01/13/1998...................................................................      5,000,000       4,989,420
    McGraw-Hill Companies, Inc.
      5.580% 01/29/1998...................................................................      6,000,000       5,973,030
      5.670% 03/19/1998...................................................................      4,600,000       4,543,489
    Merrill Lynch & Co., Inc.
      5.850% 01/15/1998...................................................................     10,000,000       9,975,625
      5.640% 01/20/1998...................................................................      2,800,000       2,791,227
      5.560% 02/11/1998...................................................................     10,000,000       9,935,134
      5.610% 02/25/1998...................................................................     10,000,000       9,912,734
      5.680% 02/27/1998...................................................................      2,500,000       2,477,122
      5.690% 02/27/1998...................................................................      2,500,000       2,477,082
    MetLife Funding, Inc.
      5.700% 01/16/1998...................................................................     10,000,000       9,974,667
      5.680% 01/22/1998...................................................................      2,000,000       1,993,058
      5.660% 02/12/1998...................................................................      5,000,000       4,966,197
      5.660% 02/17/1998...................................................................      5,000,000       4,962,267
      5.660% 02/19/1998...................................................................      5,000,000       4,960,695
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Minnesota Mining & Manufacturing Co.
      5.580% 02/18/1998...................................................................  $   5,000,000  $    4,962,025
      5.580% 02/19/1998...................................................................     15,000,000      14,883,750
    Monsanto Co.
      6.300% 01/05/1998...................................................................      5,000,000       4,995,625
      5.820% 01/08/1998...................................................................     10,000,000       9,987,066
      6.250% 01/08/1998...................................................................     10,000,000       9,986,111
      5.950% 01/15/1998...................................................................      3,843,000       3,833,473
      6.020% 01/16/1998...................................................................      5,000,000       4,986,622
    Morgan Stanley Group, Inc.
      5.800% 01/15/1998...................................................................      2,000,000       1,995,167
      5.530% 01/27/1998...................................................................      5,000,000       4,979,263
      5.530% 01/30/1998...................................................................     10,000,000       9,953,917
      5.590% 02/17/1998...................................................................     10,000,000       9,925,467
    Nalco Chemical Co.
      5.700% 03/09/1998...................................................................     10,000,000       9,892,334
      5.710% 03/20/1998...................................................................     10,000,000       9,874,697
      5.700% 03/23/1998...................................................................     10,000,000       9,870,167
    National Rural Utilities Cooperative Finance Corp.
      6.150% 01/09/1998...................................................................      2,800,000       2,795,695
      5.670% 03/09/1998...................................................................      5,000,000       4,946,450
      5.690% 03/09/1998...................................................................      5,000,000       4,946,262
      5.650% 03/12/1998...................................................................     10,000,000       9,888,570
      5.690% 03/23/1998...................................................................      6,000,000       5,922,237
    Norwest Financial, Inc.
      5.820% 01/13/1998...................................................................      5,000,000       4,989,492
      5.820% 01/14/1998...................................................................     10,000,000       9,977,367
      5.790% 01/27/1998...................................................................      4,000,000       3,982,630
      5.790% 01/30/1998...................................................................      3,000,000       2,985,525
      5.700% 02/24/1998...................................................................      5,000,000       4,956,459
    PacifiCorp
      5.750% 01/23/1998...................................................................      2,000,000       1,992,653
      5.770% 02/02/1998...................................................................      2,963,000       2,947,328
      5.720% 02/26/1998...................................................................     10,000,000       9,909,434
    Procter & Gamble Co.
      5.570% 02/18/1998...................................................................      3,000,000       2,977,256
    Prudential Funding Corp.
      5.510% 01/23/1998...................................................................      5,000,000       4,982,399
      5.520% 01/26/1998...................................................................      5,000,000       4,980,067
      5.570% 01/28/1998...................................................................      5,000,000       4,978,339
      5.510% 01/29/1998...................................................................     13,000,000      12,942,298
    SBC Communications, Inc.
      5.760% 01/20/1998...................................................................      5,000,000       4,984,000
    St. Paul Cos., Inc.
      5.580% 02/05/1998...................................................................      5,000,000       4,972,100
      5.580% 02/09/1998...................................................................      5,000,000       4,969,000
      5.580% 02/13/1998...................................................................      2,000,000       1,986,360

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMERCIAL PAPER (CONTINUED)

    Sonoco Products Co.
      6.800% 01/02/1998...................................................................  $  16,933,000  $   16,926,603
    Southern California Gas Co.
      5.550% 01/23/1998...................................................................      3,000,000       2,989,363
      5.580% 01/23/1998...................................................................      8,000,000       7,971,480
    Southern New England Telecom
      5.850% 01/05/1998...................................................................      2,221,000       2,219,195
    Texaco, Inc.
      5.880% 01/09/1998...................................................................     10,000,000       9,985,300
      5.730% 03/06/1998...................................................................     10,000,000       9,896,542
    USAA Capital Corp.
      5.570% 02/12/1998...................................................................     15,000,000      14,900,204
      5.570% 02/13/1998...................................................................      6,400,000       6,356,430
      5.680% 04/07/1998...................................................................      5,000,000       4,923,479
    Washington Gas Light Co.
      5.570% 02/02/1998...................................................................      8,000,000       7,959,154
      5.700% 02/18/1998...................................................................      6,800,000       6,747,244
    Washington Post Co.
      6.080% 01/07/1998...................................................................     10,000,000       9,988,178
    Weyerhaeuser Real Estate Co.
      5.820% 01/06/1998...................................................................      5,000,000       4,995,150
      5.820% 01/07/1998...................................................................      5,000,000       4,994,342
      5.820% 01/08/1998...................................................................     10,000,000       9,987,067
      5.800% 01/12/1998...................................................................     10,000,000       9,980,667
    Xerox Credit Corp.
      5.530% 01/27/1998...................................................................      4,000,000       3,983,410
      5.540% 02/10/1998...................................................................     10,000,000       9,936,906
      5.650% 02/20/1998...................................................................      6,000,000       5,951,975
      5.650% 03/24/1998...................................................................      5,000,000       4,934,868
                                                                                                           --------------
    Total Commercial Paper
     (Cost $1,053,008,380) ...............................................................                  1,053,008,380
                                                                                                           --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

REPURCHASE AGREEMENTS (10.3%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $649,533.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999................................................................  $     649,308  $      649,308
    J.P. Morgan Securities, Inc.
     6.521% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $60,021,440.
     Collateralized by U.S. Treasury Notes
     3.625% to 7.500%
     due 08/31/2000 to 02/15/2005.........................................................     60,000,000      60,000,000
    Merrill Lynch
     6.388% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $60,021,000.
     Collateralized by U.S. Treasury Bonds
     6.250% to 7.625%
     due 02/15/2023 to 08/15/2025.........................................................     60,000,000      60,000,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $120,649,308) .................................................................                    120,649,308
                                                                                                           --------------
TOTAL INVESTMENTS (100.4%)
 (Cost $1,173,657,688, including $6,537,187 accrued interest receivable)..................                  1,173,657,688
CASH AND RECEIVABLES LESS LIABILITIES (-0.4%).............................................                     (4,562,120)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $1,169,095,568
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------                                                    --------------

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
U.S. TREASURY NOTES (98.1%)
      6.875% 08/31/1999...................................................................  $   7,675,000  $    7,818,906
      5.875% 11/15/1999...................................................................     16,225,000      16,280,782
      5.875% 02/15/2000...................................................................      9,750,000       9,786,562
      6.000% 08/15/2000...................................................................      3,200,000       3,224,000
                                                                                                           --------------
    Total U.S. Treasury Notes
     (Cost $37,019,300) ..................................................................                     37,110,250
REPURCHASE AGREEMENT (1.3%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $489,830.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999.
     (Cost $489,660) .....................................................................        489,660         489,660
                                                                                                           --------------
TOTAL INVESTMENTS (99.4%)
 (Cost $37,508,960).......................................................................                     37,599,910
RECEIVABLES LESS LIABILITIES (0.6%).......................................................                        236,765
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   37,836,675
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (55.8%)
  U.S. TREASURY BONDS & NOTES (12.8%)
    U.S. Treasury Bonds
      8.875% 08/15/2017...................................................................  $  14,630,000  $   19,414,464
      8.125% 08/15/2019...................................................................      5,000,000       6,257,815
    U.S. Treasury Notes
      6.125% 08/31/1998...................................................................     23,054,000      23,129,640
                                                                                                           --------------
                                                                                                               48,801,919
                                                                                                           --------------
  OTHER GOVERNMENT AGENCY OBLIGATIONS (1.4%)
    Farm Credit Systems Financial Assistance Corp. Series A
      9.375% 07/21/2003...................................................................      4,660,000       5,408,489
                                                                                                           --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.9%)
      7.500% 10/15/2026 - 10/15/2027......................................................     10,640,503      10,899,812
                                                                                                           --------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (1.4%)
    FHA Insured Project Pool #2022
      7.430% 12/01/2020...................................................................      1,720,239       1,729,649
    FHA Insured Project Pool #1984-D
      9.680% 02/01/2024...................................................................        268,635         280,807
    FHA Insured Project Pool #051-11078
      8.350% 04/01/2030...................................................................      2,217,205       2,323,077
    FHA Insured Project Pool #092-35499
      8.450% 11/15/2031...................................................................        789,545         829,519
                                                                                                           --------------
                                                                                                                5,163,052
                                                                                                           --------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (37.3%)
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1558 Cl. C
      6.500% 07/15/2023...................................................................      2,084,000       2,058,835
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1971 Cl. A
      7.500% 07/15/2027...................................................................      4,041,000       4,194,560
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1971 Cl. E
      7.500% 01/20/2024...................................................................     16,646,000      17,103,349
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1995 Cl. A
      7.500% 08/20/2027...................................................................      1,750,000       1,813,372
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1995 Cl. D
      7.500% 08/20/2012...................................................................      9,155,000       9,322,569
    FHLMC GNMA Multiclass Mtg. Partn. Ctfs. Gtd. Series 40 Cl. N
      6.500% 05/17/2021...................................................................      4,700,000       4,608,044

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1763 Cl. H
      8.250% 07/15/2023...................................................................  $     692,000  $      741,370
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1910 Cl. D
      8.000% 11/15/2024...................................................................      1,850,000       1,945,057
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1920 Cl. N
      7.000% 02/15/2026...................................................................      3,110,000       3,110,000
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1941 Cl. C
      6.750% 06/15/2022...................................................................      2,980,000       2,980,924
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1933 Cl. AE
      7.000% 03/15/2025...................................................................      5,156,300       5,198,820
    FHLMC Multiclass Mtg. Partn. Ctfs. Gtd.
     Series 1933 Cl. C
      7.000% 03/15/2025...................................................................      3,316,818       3,346,782
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1991-94 Cl. C
      0.000% 01/25/1999...................................................................      1,654,184       1,609,719
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G1 Cl. B
      7.500% 06/20/2024...................................................................      7,760,000       8,026,711
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G4 Cl. C
      7.500% 06/17/2024...................................................................      7,223,000       7,438,620
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-G5 Cl. VD
      7.250% 04/17/2010...................................................................      3,600,000       3,737,611
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-24 Cl. YL
      7.000% 04/18/2027...................................................................      3,166,000       3,199,890
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-38 Cl. G
      7.500% 05/17/2026...................................................................      1,843,511       1,884,476
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-38 Cl. H
      7.500% 05/17/2027...................................................................      1,766,000       1,842,838
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-38 Cl. L
      7.500% 02/17/2012...................................................................      4,100,000       4,132,816
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-39 Cl. B
      7.500% 05/17/2027...................................................................      2,673,000       2,801,594
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-43 Cl. B
      7.500% 08/18/2025...................................................................      9,700,000       9,991,569

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)

    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-44 Cl. PG
      7.000% 02/18/2024...................................................................  $   3,920,000  $    4,024,673
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-63 Cl. PH
      7.000% 07/18/2026...................................................................      7,230,000       7,412,105
    FNMA Gtd. REMIC Pass Thru Ctf. REMIC Tr. 1997-74 Cl. D
      7.500% 09/20/2023...................................................................     10,600,000      10,890,222
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1996-23 Cl. C
      7.500% 12/20/2022...................................................................      3,607,000       3,721,955
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-11 Cl. M
      8.000% 05/16/2024...................................................................      1,190,000       1,248,105
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-2 Cl. K
      7.500% 01/20/2024...................................................................      2,410,000       2,489,819
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. M
      7.500% 02/16/2012...................................................................      4,357,000       4,468,626
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1997-4 Cl. N
      7.500% 02/16/2027...................................................................      4,165,468       4,313,842
    GNMA Gtd. REMIC Pass Thru Secs. REMIC Tr. 1998-1 Cl. A
      7.000% 01/15/2028...................................................................      1,890,000       1,878,773
    Puerto Rico Housing Finance Corp.
     Series A Cl. 4
      9.000% 07/20/2017...................................................................        864,542         864,542
                                                                                                           --------------
                                                                                                              142,402,188
                                                                                                           --------------
    Total U.S. Government,
     Federal Agency Obligations
     (Cost $206,029,797) .................................................................                    212,675,460
                                                                                                           --------------
OTHER SECURITIZED LOANS (13.2%)
  COLLATERALIZED MORTGAGE OBLIGATIONS (10.2%)
    BA Mortgage Securities, Inc.
     Series 1997-2 Cl. 1A-3
      7.400% 10/25/2027...................................................................      2,913,413       2,938,518
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-2 Cl. A1
      6.758% 01/25/2025...................................................................      4,298,842       4,283,979
    GE Capital Mortgage Services, Inc.
     Series 1997-8 Cl. A6
      7.250% 10/25/2027...................................................................      2,480,000       2,539,056
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    GE Capital Mortgage Services, Inc.
     Series 1997-8 Cl. A7
      7.250% 10/25/2027...................................................................  $   6,232,714  $    6,273,296
    Mortgage Obligation Structured Trust (144A)
     Series 1993-1 Cl. B1
     10.668% 10/25/2018...................................................................      2,837,841       2,970,425
    Norwest Asset Securities Corp.
     Series 1997-16 Cl. A2
      6.750% 10/25/2027...................................................................     13,470,000      13,369,234
    PNC Mortgage Securities Corp.
     Series 1997-4 Cl. 2PP2
      7.500% 07/25/2027...................................................................      2,895,000       2,945,786
    Residential Funding Morgage Securities, Inc.
     Series 1993-S45 Cl. A-10
      8.000% 12/25/2023...................................................................      1,250,000       1,286,756
    Structured Asset Securities Corp.
     Series 1997-4 Cl. 2A2
      7.000% 12/25/2027...................................................................      2,500,000       2,525,440
                                                                                                           --------------
                                                                                                               39,132,490
                                                                                                           --------------
  ASSET BACKED SECURITIES (3.0%)
    Empire Funding Home Loan Owner Trust
     Series 1997-1 Cl. A-2
      7.060% 03/25/2023...................................................................      2,890,000       2,903,901
    Empire Funding Home Loan Owner Trust
     Series 1997-2 Cl. A-1
      8.850% 09/25/2023...................................................................      1,896,251       1,895,984
    Saxon Asset Securities Co.
     Series 1996-1 Cl. A2
      8.060% 09/25/2027...................................................................      6,265,000       6,546,925
                                                                                                           --------------
                                                                                                               11,346,810
                                                                                                           --------------
    Total Other Securitized Loans
     (Cost $49,626,860) ..................................................................                     50,479,300
                                                                                                           --------------
CORPORATE BONDS (25.9%)
  INDUSTRIAL (11.0%)
    Ethan Allen, Inc.
      8.750% 03/15/2001...................................................................      1,975,000       2,019,437
    Federal Express Corp. Pass Thru Trust
     Series 1997-1C
      7.650% 01/15/2014...................................................................      2,300,000       2,457,711
    Foster Wheeler Corp.
      6.750% 11/15/2005...................................................................      2,925,000       2,943,486
    Georgia-Pacific Corp.
      9.950% 06/15/2002...................................................................      3,250,000       3,678,187
    Gulf Canada Resources Ltd.
      9.625% 07/01/2005...................................................................      1,250,000       1,359,375

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

    Heritage Media Corp.
      8.750% 02/15/2006...................................................................  $   1,250,000  $    1,329,687
    Hilton Hotels Corp.
      7.375% 06/01/2002...................................................................      4,000,000       4,106,880
    Hollinger International Publishing, Inc.
      8.625% 03/15/2005...................................................................        300,000         310,500
    ICI Wilmington, Inc.
      7.050% 09/15/2007...................................................................      3,805,000       3,949,476
    Johns Manville International Grp.
     10.875% 12/15/2004...................................................................      1,500,000       1,665,000
    Lenfest Communications, Inc.
      8.375% 11/01/2005...................................................................      1,350,000       1,387,125
    Marriott International, Inc.
      6.750% 12/01/2009...................................................................      2,750,000       2,807,613
    Nabisco, Inc.
      6.700% 06/15/2002...................................................................      3,750,000       3,798,150
    Precision Castparts Corp.
      6.750% 12/15/2007...................................................................      1,650,000       1,653,482
    Sears, Roebuck Acceptance Corp.
      6.400% 10/11/2000...................................................................      4,525,000       4,552,060
    Tenet Healthcare Corp.
      8.625% 12/01/2003...................................................................        750,000         781,875
    Time Warner Entertainment Co. L.P.
      8.375% 03/15/2023...................................................................      2,600,000       2,967,068
                                                                                                           --------------
                                                                                                               41,767,112
                                                                                                           --------------
  FINANCIAL (13.4%)
    Aetna Services, Inc.
      7.625% 08/15/2026...................................................................      5,000,000       5,261,850
    American Health Properties, Inc.
      7.500% 01/15/2007...................................................................        650,000         677,469
    Bankamerica Corp.
      5.938% 02/20/2002...................................................................      3,500,000       3,488,975
    Deutsche Bank Financial, Inc.
      7.500% 04/25/2009...................................................................      2,700,000       2,908,116
    Equitable Cos., Inc.
      9.000% 12/15/2004...................................................................        855,000         969,630
    First Bank System, Inc.
      6.188% 11/26/2010...................................................................      7,230,000       7,222,770
    Ford Motor Credit Co.
      6.500% 02/28/2002...................................................................      4,135,000       4,175,978
    General Electric Capital Corp.
     Medium Term Notes
      6.350% 09/15/2001...................................................................      3,200,000       3,252,224
    Goldman Sachs Group L.P. (144A)
     Medium Term Notes
      7.200% 03/01/2007...................................................................      3,700,000       3,839,046
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Health Care Properties, Inc.
      6.500% 02/15/2006...................................................................  $   6,400,000  $    6,362,304
    Liberty Property L.P.
      7.100% 08/15/2004...................................................................      3,725,000       3,810,526
    Merrill Lynch & Co., Inc.
     Medium Term Notes
      6.450% 06/20/2000...................................................................      3,650,000       3,680,441
    Swiss Bank Corp. N.Y.
      7.250% 09/01/2006...................................................................      1,825,000       1,923,714
    USL Capital Corp.
      6.500% 12/01/2003...................................................................      3,350,000       3,358,475
                                                                                                           --------------
                                                                                                               50,931,518
                                                                                                           --------------
  UTILITY (1.5%)
    California Energy Co., Inc.
      9.875% 06/30/2003...................................................................      1,000,000       1,084,570
    Northern Indiana Public Service Co.
     Medium Term Notes
      6.900% 06/01/2000...................................................................      1,250,000       1,269,538
      6.750% 06/01/2000...................................................................      2,500,000       2,530,800
    Worldcom, Inc.
      8.875% 01/15/2006...................................................................        900,000         968,328
                                                                                                           --------------
                                                                                                                5,853,236
                                                                                                           --------------
    Total Corporate Bonds
     (Cost $96,450,075) ..................................................................                     98,551,866
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $352,106,732) .................................................................                    361,706,626
                                                                                                           --------------
REPURCHASE AGREEMENT (4.4%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $16,762,082
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999
     (Cost $16,756,264)...................................................................     16,756,264      16,756,264
                                                                                                           --------------
TOTAL INVESTMENTS (99.3%)
 (Cost $368,862,996)......................................................................                    378,462,890
RECEIVABLES LESS LIABILITIES (0.7%).......................................................                      2,869,864
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  381,332,754
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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
                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
STATE OF OREGON GENERAL OBLIGATION BONDS (8.5%)
    Board of Higher Education Series A
      0.000% 08/01/2014...................................................................  $     450,000  $      196,312
      5.900% 08/01/2018...................................................................      1,000,000       1,072,500
    Board of Higher Education Refunding
     Series B
      6.250% 10/15/2012...................................................................        740,000         799,200
    Elderly & Disabled Housing Refunding
     Series B
      6.250% 08/01/2013...................................................................      1,000,000       1,090,000
    Pollution Control Series C
      5.625% 06/01/2013...................................................................      2,830,000       2,875,987
      5.900% 06/01/2014...................................................................      3,670,000       3,747,987
    Veterans' Welfare
     11.000% 06/01/1999...................................................................        865,000         947,175
      7.000% 07/01/2000...................................................................      1,350,000       1,449,563
      9.000% 10/01/2000...................................................................      1,010,000       1,140,038
     11.000% 12/01/2000...................................................................        865,000       1,029,350
      0.000% 07/01/2001...................................................................      1,200,000       1,041,000
      6.000% 08/01/2002...................................................................      2,000,000       2,157,500
      6.000% 02/01/2004...................................................................        695,000         761,025
      9.000% 04/01/2004...................................................................        280,000         352,100
      9.000% 04/01/2005...................................................................      1,010,000       1,302,900
      8.250% 07/01/2005...................................................................        500,000         625,625
      9.000% 10/01/2005...................................................................      1,640,000       2,142,250
      7.250% 01/01/2007...................................................................      1,485,000       1,798,706
      9.200% 04/01/2007...................................................................      2,345,000       3,183,338
      8.250% 07/01/2007...................................................................        540,000         697,950
      9.200% 10/01/2007...................................................................      1,250,000       1,717,188
      8.000% 01/01/2008...................................................................      1,220,000       1,557,025
      7.300% 07/01/2008...................................................................      1,125,000       1,387,969
      8.000% 07/01/2008...................................................................        480,000         617,400
      5.850% 10/01/2015...................................................................      1,075,000       1,158,312
                                                                                                           --------------
    Total State of Oregon General Obligation Bonds
     (Cost $32,697,391) ..................................................................                     34,848,400
                                                                                                           --------------
OREGON GENERAL OBLIGATION BONDS (19.6%)
    Clackamas & Washington Counties School District #3JT
     West Linn-Wilsonville
      5.875% 10/01/2009...................................................................      2,550,000       2,750,812
    Clackamas County School District #7J
     Lake Oswego Series A
      5.300% 06/15/2005...................................................................      1,000,000       1,061,250
      5.500% 06/15/2006...................................................................      1,000,000       1,066,250
      5.700% 06/15/2010...................................................................      2,735,000       2,888,844
    Clackamas Community College District
      5.250% 12/01/2009...................................................................      1,270,000       1,346,200

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Deschutes County Administrative School District #1 Bend-Lapine
      0.000% 02/01/2000...................................................................  $   1,175,000  $    1,082,469
      0.000% 02/01/2001...................................................................      1,135,000       1,003,056
      0.000% 02/01/2002...................................................................      1,445,000       1,221,025
      5.800% 02/01/2004...................................................................        780,000         828,750
      5.900% 02/01/2005...................................................................        980,000       1,042,475
    Eugene Public Safety
      6.000% 06/01/2005...................................................................        850,000         939,250
    Eugene Public Safety Facilities
      5.625% 06/01/2013...................................................................      1,295,000       1,366,225
    Jackson County School District #549C Medford
      5.375% 06/01/2012...................................................................      1,200,000       1,233,000
    Lane County Area Education District
     Lane Community College
      5.300% 06/01/2007...................................................................      1,000,000       1,063,750
      4.850% 06/01/2008...................................................................      4,080,000       4,192,200
      5.000% 06/01/2009...................................................................      1,000,000       1,042,500
    Lane County School District #1
     Pleasant Hill
      5.350% 12/01/2012...................................................................        650,000         673,562
      5.450% 12/01/2013...................................................................        725,000         754,000
    Lane County School District #4J Eugene
      0.000% 01/01/2003...................................................................      1,345,000       1,087,769
      0.000% 01/01/2005...................................................................      1,395,000       1,027,069
    Lane County School District #4J Eugene Refunding Series A
      0.000% 07/01/2001...................................................................      2,015,000       1,745,494
      0.000% 07/01/2003...................................................................      1,480,000       1,171,050
      0.000% 07/01/2005...................................................................      2,325,000       1,674,000
      5.250% 07/01/2008...................................................................        590,000         609,912
    Lane County School District #19
     Springfield Refunding
      0.000% 02/01/1999...................................................................        470,000         450,697
    Metro Open Spaces Program Series C
      5.100% 09/01/2009...................................................................      2,375,000       2,443,281
    Metro Washington Park Zoo Series A
      5.250% 01/15/2009...................................................................      1,040,000       1,090,700
      5.300% 01/15/2011...................................................................      1,000,000       1,040,000
    Milwaukie, Or
      4.650% 06/01/2009...................................................................        405,000         410,062
      4.750% 06/01/2010...................................................................        425,000         430,844
      4.850% 06/01/2011...................................................................        340,000         343,400
    Multnomah-Clackamas Counties
     School District No. 10JT Gresham
      5.250% 06/01/2017...................................................................      1,620,000       1,634,175

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON GENERAL OBLIGATION BONDS (CONTINUED)

    Multnomah-Clackamas Counties
     School District #51JT Riverdale
      5.750% 06/01/2016...................................................................  $   2,270,000  $    2,394,850
    Multnomah County Public Improvements
      5.250% 10/01/2013...................................................................      1,800,000       1,842,750
    Multnomah County School District #4 Gresham
      6.100% 01/01/2008...................................................................      3,000,000       3,198,750
      6.100% 01/01/2009...................................................................        200,000         212,500
    Multnomah County School District #7 Reynolds
      5.250% 06/01/2011...................................................................      1,500,000       1,545,000
    Multnomah County School District #40
     David Douglas
      7.100% 06/01/2002...................................................................        880,000         985,600
    Port of Portland Series A
      0.000% 03/01/2007...................................................................      3,000,000       1,980,000
    Portland Public Improvements Series A
      5.750% 06/01/2014...................................................................      2,400,000       2,463,000
    Portland Public Improvements Series B
      4.625% 12/01/2010...................................................................        300,000         301,125
    Portland Recreational Facilities Improvements
     Series A
      5.750% 06/01/2012...................................................................      1,370,000       1,462,475
      5.750% 06/01/2013...................................................................      1,345,000       1,430,744
      5.750% 06/01/2015...................................................................      1,155,000       1,225,744
    Portland Recreational Facilities Improvements
     Series B
      5.500% 06/01/2009...................................................................      2,115,000       2,231,325
      5.750% 06/01/2014...................................................................      1,750,000       1,861,563
      5.750% 06/01/2015...................................................................      2,955,000       3,128,606
    Portland Community College District
      0.000% 07/01/2007...................................................................      2,025,000       1,326,375
    Tri-County Metropolitan Transportation District Light Rail Extension Series A
      6.000% 07/01/2012...................................................................      3,495,000       3,717,806
    Tualatin Hills Park & Recreation District
      5.700% 03/01/2009...................................................................      1,340,000       1,428,775
      5.750% 03/01/2010...................................................................        730,000         775,625
    Washington County Refunding
      6.200% 12/01/2007...................................................................      1,500,000       1,605,000
    Washington & Clackamas Counties
     School District #23J
     Tigard Refunding
      5.400% 01/01/2010...................................................................      1,720,000       1,784,500
    Washington County School District #48J Beaverton Series B
      6.150% 06/01/2008...................................................................      1,010,000       1,057,975
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Washington County School District #48J Beaverton Series C
      7.800% 06/01/2003...................................................................  $   1,200,000  $    1,404,000
                                                                                                           --------------
    Total Oregon General Obligation Bonds
     (Cost $75,734,827) ..................................................................                     80,078,159
                                                                                                           --------------
OREGON REVENUE BONDS (14.7%)
    Albany Hospital Facility Authority
     Mennonite Home
      5.625% 10/01/2017...................................................................        375,000         381,094
    Clackamas County Hospital Facility Authority
     Robison Jewish Home Project
      6.250% 10/01/2021...................................................................      2,000,000       2,046,400
    Clackamas County Hospital Facility Authority GNMA Collateral Jennings Lodge
      7.500% 10/20/2031...................................................................      1,030,000       1,113,687
    Clackamas County Housing Authority Multifamily Housing Easton Ridge Series A
      5.800% 12/01/2016...................................................................      2,255,000       2,342,381
    Deschutes County Hospital Facility Authority
      5.750% 01/01/2009...................................................................      1,670,000       1,763,937
    Deschutes Valley Water District
      5.875% 09/01/2005...................................................................      3,420,000       3,685,050
    Eugene Electric Utility Refunding
      5.800% 08/01/2008...................................................................      1,435,000       1,508,544
      5.800% 08/01/2009...................................................................      1,300,000       1,361,750
      6.000% 08/01/2011...................................................................      1,375,000       1,450,625
    Eugene Electric Utility
      5.000% 08/01/2017...................................................................      1,480,000       1,467,050
    Eugene Electric Utility Series C
      5.750% 08/01/2011...................................................................        715,000         757,006
      5.750% 08/01/2016...................................................................      1,055,000       1,105,113
    Gresham Sewer
      5.350% 06/01/2006...................................................................        860,000         909,450
    Gresham Stormwater
      6.100% 10/01/2009...................................................................      1,115,000       1,220,925
    Hillsboro Hospital Facility Authority
     Tuality Healthcare
      5.750% 10/01/2012...................................................................      2,395,000       2,484,813
    Lebanon Wastewater Refunding
      5.750% 06/01/2011...................................................................      1,225,000       1,278,594
    North Clackamas Parks & Recreation District Recreational Facilities
      5.700% 04/01/2013...................................................................      2,840,000       2,953,600

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON REVENUE BONDS (CONTINUED)

    Northern Wasco County People's Utility District Electric
      0.000% 02/01/2006...................................................................  $     610,000  $      408,700
      0.000% 02/01/2007...................................................................        585,000         364,163
      0.000% 02/01/2008...................................................................        610,000         352,275
      0.000% 02/01/2011...................................................................        500,000         233,125
    Oregon Health, Housing, Educational & Cultural Facilities
     Authority Reed College Project Series A
      5.300% 07/01/2011...................................................................        500,000         513,750
    Oregon Housing Financial
      5.800% 07/01/2009...................................................................        420,000         421,646
    Oregon Housing & Community Services Department Housing Finance Assisted Insured
     Multi-Unit B
      6.800% 07/01/2013...................................................................      8,270,000       8,786,875
    Oregon Housing & Community Services Department Mortgage Single-Family Mortgage Program
     Series A
      6.800% 07/01/2016...................................................................      2,125,000       2,279,063
    Oregon Housing & Community Services Department Mortgage Single-Family Mortgage Program
     Series D
      6.700% 07/01/2013...................................................................      1,000,000       1,058,750
    Oregon Housing & Community Services Department Mortgage Single-Family Mortgage Program
     Series E
      6.750% 07/01/2016...................................................................      2,705,000       2,863,919
    Portland Hydroelectric Power
      6.800% 10/01/2004...................................................................        465,000         469,338
    Portland Parking Refunding
      6.375% 10/01/2012...................................................................      1,700,000       1,782,875
    Portland Water System
      5.250% 08/01/2013...................................................................      2,000,000       2,042,500
      5.000% 08/01/2017...................................................................      3,685,000       3,666,575
    Prineville Sewer First Lien
      6.500% 07/01/2004...................................................................        500,000         537,500
      6.800% 07/01/2012...................................................................      1,050,000       1,168,125
    Reedsport Water
      7.000% 10/01/2014...................................................................        520,000         590,850
    South Fork Water Board First Lien
      5.450% 02/01/2014...................................................................      1,300,000       1,321,125
    Tri-County Metropolitan Transportation District Refunding Series A
      5.700% 08/01/2013...................................................................      3,000,000       3,097,500
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Washington County
     Unified Sewer Agency
     Unrefunded Series A
      6.200% 10/01/2010...................................................................  $     420,520  $      462,046
                                                                                                           --------------
    Total Oregon Revenue Bonds
     (Cost $56,794,517) ..................................................................                     60,250,719
                                                                                                           --------------
OREGON INSURED BONDS (35.4%)
    Central Oregon Community College District
      5.800% 06/01/2007...................................................................        760,000         818,900
    Chemeketa Community College District
      5.950% 06/01/2016...................................................................      1,600,000       1,742,000
    Chemeketa Community College District
     Series B
      5.600% 06/01/2014...................................................................      1,105,000       1,182,350
    Clackamas & Washington Counties School District #3JT
      5.750% 06/01/2010...................................................................        590,000         649,737
    Clackamas County Health Facility Authority Revenue Refunding Adventist Health A
      6.350% 03/01/2009...................................................................      1,500,000       1,635,000
    Clackamas County School District #115 Gladstone
      6.150% 06/01/2014...................................................................      1,200,000       1,317,000
    Clatsop County Administrative School District #10
      5.875% 07/01/2012...................................................................        630,000         657,562
    Crook County School District
      4.900% 02/01/2009...................................................................      1,165,000       1,181,019
    Deschutes & Jefferson Counties School District #2J Redmond Refunding
      5.600% 06/01/2009...................................................................      1,000,000       1,051,250
    Emerald Peoples Utilities District
      7.200% 11/01/2006...................................................................        480,000         575,405
      7.350% 11/01/2011...................................................................      2,000,000       2,527,500
    Eugene Electric Utility Revenue Refunding
      4.700% 08/01/2008...................................................................      1,225,000       1,251,031
    Hood River County School District
      5.650% 06/01/2008...................................................................      1,020,000       1,086,300
    Josephine County School District #7
     Grants Pass
      5.700% 06/01/2013...................................................................      2,000,000       2,132,500
    Klamath County
      5.100% 06/01/2008...................................................................      1,015,000       1,083,512
      5.150% 06/01/2009...................................................................        700,000         747,250
    Lane County School District #19 Springfield
      6.000% 10/15/2012...................................................................        740,000         838,050
      6.000% 10/15/2014...................................................................      1,310,000       1,483,575

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON INSURED BONDS (CONTINUED)

    Lane County School District #52 Bethel
      6.250% 12/01/2007...................................................................  $     580,000  $      665,550
      6.400% 12/01/2009...................................................................        750,000         856,875
    Lincoln County School District
      6.000% 06/15/2006...................................................................        900,000       1,009,125
      6.000% 06/15/2007...................................................................      1,855,000       2,091,512
      6.000% 06/15/2008...................................................................      1,150,000       1,299,500
      6.000% 06/15/2009...................................................................      2,465,000       2,785,450
      5.600% 06/15/2010...................................................................      2,480,000       2,693,900
      5.250% 06/15/2012...................................................................      3,815,000       3,972,369
    Malheur County School District #26 Nyssa
      5.750% 06/01/2015...................................................................      1,910,000       2,026,987
    Marion & Linn County Elementary School District #77J Stayton
      6.250% 07/01/2013...................................................................      1,260,000       1,404,900
    Marion County School District #103C Woodburn Series B
      0.000% 11/01/2006...................................................................      2,000,000       1,365,000
      0.000% 11/01/2007...................................................................      2,000,000       1,300,000
      0.000% 11/01/2009...................................................................      2,500,000       1,465,625
      0.000% 11/01/2011...................................................................      2,010,000       1,037,662
    Medford Hospital Facility Authority Revenue Gross-Rogue Valley Health Services
      6.800% 12/01/2011...................................................................      1,820,000       1,983,800
    Morrow County School District #1
      6.000% 06/01/2006...................................................................        880,000         981,200
    Multnomah County Educational Facilities University of Portland Project
      5.000% 04/01/2018...................................................................      1,500,000       1,492,500
    Multnomah County School District #3 Parkrose
      5.400% 12/01/2005...................................................................      1,010,000       1,084,487
      5.700% 12/01/2008...................................................................      1,330,000       1,436,400
      5.700% 12/01/2009...................................................................      1,970,000       2,115,288
      5.500% 12/01/2010...................................................................        895,000         947,581
      5.500% 12/01/2011...................................................................      1,000,000       1,052,500
    Northern Oregon Corrections
      5.250% 09/15/2012...................................................................      1,000,000       1,037,500
      5.300% 09/15/2013...................................................................      1,000,000       1,035,000
    Ontario Oregon Catholic Health
     Holy Rosary Medical Center
      5.500% 11/15/2012...................................................................      1,500,000       1,573,125
    Oregon Health Sciences University Revenue
     Series A
      0.000% 07/01/2009...................................................................      1,530,000         906,525
      0.000% 07/01/2012...................................................................      1,315,000         642,706
      0.000% 07/01/2014...................................................................      2,495,000       1,094,681
      0.000% 07/01/2015...................................................................      4,325,000       1,789,469
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Oregon Health Sciences University Revenue
     Series B
      4.875% 07/01/2007...................................................................  $   1,695,000  $    1,767,038
    Oregon Department of General Services Certificates Participation Series C
      5.800% 03/01/2015...................................................................        840,000         875,700
    Oregon Department of Administrative Services Certificates Participation Series A
      5.375% 11/01/2004...................................................................      1,500,000       1,601,250
      5.250% 05/01/2008...................................................................      4,950,000       5,240,813
      5.300% 05/01/2008...................................................................        750,000         800,625
      5.250% 11/01/2009...................................................................      2,460,000       2,579,925
      5.700% 05/01/2015...................................................................      1,000,000       1,062,500
      5.375% 11/01/2016...................................................................      4,360,000       4,474,450
    Oregon Department of Administrative Services Certificates Participation Series B
      5.500% 11/01/2011...................................................................      1,635,000       1,733,100
      5.000% 11/01/2013...................................................................      1,000,000       1,000,000
      5.000% 11/01/2014...................................................................        500,000         498,750
    Oregon Department of Administrative Services Certificates Participation Series C
      5.500% 05/01/2011...................................................................      2,000,000       2,115,000
      5.750% 05/01/2017...................................................................      2,000,000       2,140,000
    Oregon Health, Housing, Educational & Cultural Facilities Authority
     Lewis & Clark College
      6.000% 10/01/2013...................................................................        965,000       1,054,263
    Port of Portland Airport Revenue Portland International Airport Series 7-A
      6.500% 07/01/2004...................................................................        500,000         541,875
      6.750% 07/01/2015...................................................................      2,895,000       3,155,550
    Port of Portland Airport Revenue Series 9-A
      5.500% 07/01/2006...................................................................        500,000         527,500
    Portland Arena Gas Tax Revenue
      0.000% 06/01/2016...................................................................      1,100,000         385,000
      0.000% 06/01/2017...................................................................      1,420,000         465,050
    Portland Community College District
      5.000% 07/01/2011...................................................................      2,000,000       2,030,000
    Portland Gas Tax Revenue Series A
      5.800% 06/01/2016...................................................................      1,625,000       1,720,469
    Portland Sewer System Revenue Series A
      5.000% 06/01/2009...................................................................      1,000,000       1,036,250
      5.000% 06/01/2015...................................................................      5,500,000       5,520,625
    Salem-Keizer School District #24J
      5.400% 06/01/2006...................................................................      1,000,000       1,063,750
    Salem Pedestrian Safety Improvements
      5.400% 05/01/2009...................................................................      1,000,000       1,057,500
    Salem Water & Sewer
      6.000% 06/01/2005...................................................................      1,080,000       1,200,150

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON INSURED BONDS (CONTINUED)

    Tillamook County
      6.250% 01/01/2014...................................................................  $     960,000  $    1,064,400
      5.700% 01/15/2016...................................................................        700,000         744,625
    Umatilla County School District #6R Umatilla
      5.080% 06/15/2018...................................................................      1,455,000       1,453,181
    Umatilla County School District #8R Hermiston
      6.000% 12/01/2010...................................................................        695,000         758,419
    Union Health District
      5.750% 02/01/2010...................................................................      1,070,000       1,112,800
    Washington County School District #13
      5.350% 06/01/2011...................................................................        355,000         371,863
      5.350% 06/01/2012...................................................................        440,000         459,250
      5.400% 06/01/2013...................................................................        485,000         506,219
    Washington County School District #48J Beaverton Series A
      5.200% 12/01/2009...................................................................      1,740,000       1,827,000
    Washington County School District #88J Sherwood
      6.100% 06/01/2012...................................................................      1,000,000       1,101,250
    Washington County Unified Sewer Agency Revenue
      5.500% 10/01/2016...................................................................      1,500,000       1,569,375
    Washington County Unified Sewer Agency Revenue Series A
      0.000% 10/01/2003...................................................................      1,975,000       1,550,375
      0.000% 10/01/2005...................................................................      5,230,000       3,745,988
      0.000% 10/01/2007...................................................................      4,835,000       3,148,794
      5.750% 10/01/2009...................................................................      3,350,000       3,752,000
      5.400% 10/01/2012...................................................................        520,000         546,650
    Washington County Unified Sewer Agency Unrefunded Series A
      5.900% 10/01/2006...................................................................      1,050,913       1,149,436
    Western Lane Hospital District Facility Authority Revenue Refunding
     Sisters St. Joseph Peace
      5.625% 08/01/2007...................................................................      2,080,000       2,264,600
    Yamhill County School District #29J Newberg
      5.500% 06/01/2010...................................................................      1,405,000       1,477,006
      6.100% 06/01/2011...................................................................      3,355,000       3,677,919
    Yamhill County School District #40
      6.000% 06/01/2009...................................................................        500,000         567,500
      5.350% 06/01/2010...................................................................        500,000         529,375
      5.600% 06/01/2016...................................................................        500,000         526,250
                                                                                                           --------------
    Total Oregon Insured Bonds
     (Cost $136,123,662) .................................................................                    144,658,566
                                                                                                           --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
OREGON PRE-REFUNDED BONDS (9.1%)
    Clackamas & Washington Counties School District #3JT West Linn-Wilsonville
      5.875% 08/01/2009...................................................................  $   1,000,000  $    1,066,250
    Clackamas County Hospital Facility Authority Elderly Housing Willamette View Income
     Project
      7.000% 11/15/2011...................................................................        470,000         525,225
    Clackamas County School District #1
      6.250% 07/01/2002...................................................................        925,000         987,437
      6.300% 07/01/2003...................................................................        700,000         748,125
      6.500% 07/01/2004...................................................................      1,235,000       1,327,625
      6.500% 07/01/2005...................................................................      1,355,000       1,456,625
      6.500% 07/01/2006...................................................................      1,485,000       1,596,375
    Lane County School District #19 Springfield
      6.150% 10/15/2009...................................................................      1,500,000       1,672,500
    Multnomah County Educational Facilities University Portland Project
      6.000% 04/01/2014...................................................................      1,375,000       1,507,344
    Oregon City Sewer
      6.500% 10/01/2007...................................................................        500,000         561,250
    Oregon Board of Higher Education Series A
      6.350% 08/01/2014...................................................................      1,535,000       1,724,956
    Oregon Housing, Educational & Cultural Facilities Authority Reed College Project
     Series A
      6.350% 07/01/2002...................................................................        320,000         348,000
      6.400% 07/01/2003...................................................................        280,000         305,200
    Portland Airport Way Urban Renewal & Redevelopment Tax Increment Series A
      7.300% 06/01/2010...................................................................      1,400,000       1,505,000
    Portland Community College District Series A
      6.000% 07/01/2012...................................................................      1,500,000       1,606,875
    Portland Sewer System Revenue Series A
      6.050% 06/01/2009...................................................................        535,000         589,169
      6.200% 06/01/2012...................................................................      5,540,000       6,149,400
      6.250% 06/01/2015...................................................................      2,000,000       2,225,000
    Washington County Unified Sewer Agency Series A
      5.900% 10/01/2006...................................................................      2,679,087       2,926,903
    Washington County Unified Sewer Agency Revenue Series A
      6.125% 10/01/2012...................................................................      4,510,000       4,989,187
    Washington County Unified Sewer Agency Series A
      6.200% 10/01/2010...................................................................      3,064,480       3,393,912
                                                                                                           --------------
    Total Oregon Pre-Refunded Bonds
     (Cost $34,060,410) ..................................................................                     37,212,358
                                                                                                           --------------

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
OREGON OTHER BONDS (2.6%)
    Grants Pass Urban Renewal Agency Tax Increment
      6.125% 08/01/2012...................................................................  $     755,000  $      781,425
    Hood River Urban Renewal Agency Revenue
      6.250% 12/15/2011...................................................................      1,250,000       1,360,937
    Lane County School District #4J Eugene Certificates Participation
      6.900% 10/01/2000...................................................................        500,000         536,250
    Lebanon Special Obligation Revenue Refunding Lease Water
      5.400% 10/01/2013...................................................................        755,000         770,100
    Medford Urban Renewal Agency Tax Revenue
      5.875% 09/01/2010...................................................................        500,000         527,500
    Newberg Certificates Participation
      5.900% 12/01/1998...................................................................        365,000         370,876
      6.000% 12/01/1999...................................................................        390,000         403,163
      6.100% 12/01/2000...................................................................        410,000         430,500
      6.200% 12/01/2001...................................................................        410,000         436,650
    Portland Building Refunding Series A
      4.750% 04/01/2007...................................................................      2,000,000       2,030,000
    Portland Airport Way Urban Renewal & Redevelopment Tax Increment Series C
      5.900% 06/01/2006...................................................................        860,000         921,275
    Portland Urban Renewal & Redevelopment Refunding, Downtown Waterfront Series L
      6.400% 06/01/2008...................................................................      2,085,000       2,257,013
                                                                                                           --------------
    Oregon Other Bonds (2.6%)
     (Cost $10,109,353) ..................................................................                     10,825,689
                                                                                                           --------------
OTHER BONDS (7.2%)
    Puerto Rico Commonwealth
      6.250% 07/01/2008...................................................................      1,000,000       1,155,000
    Puerto Rico Commonwealth Public Improvements
      6.250% 07/01/2009...................................................................      3,000,000       3,453,750
      6.250% 07/01/2013...................................................................      1,000,000       1,170,000
    Puerto Rico Commonwealth Aqueduct & Sewer Authority
      5.200% 07/01/2008...................................................................      1,000,000       1,066,250
    Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Series A
      9.000% 07/01/2009...................................................................      5,830,000       7,447,825
    Puerto Rico Commonwealth Infrastructure Financing Authority
      5.000% 07/01/2013...................................................................      1,750,000       1,760,937
    Puerto Rico Commonwealth Public Buildings Authority
      5.000% 07/01/2013...................................................................      3,130,000       3,157,387
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Puerto Rico Electric Power Authority
      5.000% 07/01/2010...................................................................  $   2,425,000  $    2,494,719
    Puerto Rico Housing Finance Corp. Single Family Mortgage Revenue Portfolio 1 Series B
      7.500% 10/15/2012...................................................................      1,040,000       1,098,500
    Puerto Rico Housing Finance Corp. Single Family Mortgage Revenue Portfolio 1 Series C
      6.750% 10/15/2013...................................................................        710,000         757,925
    Puerto Rico Housing Finance Corp. Multi Family Mortgage Revenue Portfolio A-1
      7.500% 04/01/2022...................................................................      1,680,000       1,772,400
    Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
     Authority Revenue FHA Insured Mortgage Dr. Pila Hospital Project-A
      7.700% 08/01/2008...................................................................      1,975,000       2,051,294
    Puerto Rico Housing Bank & Finance Agency Single Family Mortgage Revenue FHA
     Homeownership 5th Portfolio
      7.500% 12/01/2015...................................................................        610,000         658,038
    Virgin Islands Public Finance Authority Revenue Unrefunded Balance Series A
      7.300% 10/01/2018...................................................................      1,185,000       1,531,613
                                                                                                           --------------
    Total Other Bonds
     (Cost $27,865,999) ..................................................................                     29,575,638
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $373,386,159) .................................................................                    397,449,529
                                                                                                           --------------
TAX-EXEMPT MONEY MARKET INVESTMENT (2.3%)
    SEI Tax Exempt Trust
     (Cost $9,250,961) ...................................................................      9,250,961       9,250,961
                                                                                                           --------------
TOTAL INVESTMENTS (99.4%)
 (Cost $382,637,120)......................................................................                    406,700,490
RECEIVABLE LESS LIABILITIES (0.6%)........................................................                      2,447,685
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  409,148,175
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                                                              PRINCIPAL
December 31, 1997                                                                              AMOUNT         VALUE(1)
                                                                                            -------------  --------------
CORPORATE BONDS (89.5%)
  INDUSTRIAL (3.9%)
    BUSINESS SERVICES (3.9%)
      Iron Mountain, Inc.
       Senior Subordinated Notes
       10.125% 10/01/2006.................................................................  $     750,000  $      825,000
      Pierce Leahy Corp.
       Senior Subordinated Notes
       11.125% 07/15/2006.................................................................        625,000         706,250
                                                                                                           --------------
    Total Industrial .....................................................................                      1,531,250
                                                                                                           --------------
  BASIC INDUSTRY (4.0%)
    CHEMICALS (2.0%)
      ICO, Inc.
       Series B Senior Notes
       10.375% 06/01/2007.................................................................        750,000         804,375
    METALS/MINING (2.0%)
      Ryerson Tull, Inc.
       Notes
        8.500% 07/15/2001.................................................................        750,000         776,250
                                                                                                           --------------
    Total Basic Industry .................................................................                      1,580,625
                                                                                                           --------------
  CONSUMER RELATED (17.5%)
    HOTEL/GAMING (4.8%)
      HMH Properties, Inc.
       Series B Senior Secured Notes
        9.500% 05/15/2005.................................................................        600,000         639,000
      Rio Hotel & Casino, Inc.
       Senior Subordinated Notes
        9.500% 04/15/2007.................................................................        450,000         477,000
      Station Casinos, Inc.
       Senior Subordinated Notes
        9.625% 06/01/2003.................................................................        740,000         764,050
                                                                                                           --------------
                                                                                                                1,880,050
                                                                                                           --------------
    HEALTHCARE (7.0%)
      Abbey Healthcare Group, Inc.
       Senior Subordinated Notes
        9.500% 11/01/2002.................................................................        850,000         892,500
      Healthsouth Corp.
       Senior Subordinated Notes
        9.500% 04/01/2001.................................................................        300,000         315,975
      Quorum Health Group, Inc.
       Senior Subordinated Notes
        8.750% 11/01/2005.................................................................        750,000         774,375

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
      Tenet Healthcare Corp.
       Senior Subordinated Notes
       10.125% 03/01/2005.................................................................  $     700,000  $      764,750
                                                                                                           --------------
                                                                                                                2,747,600
                                                                                                           --------------
  OTHER (5.7%)
      Maxim Group, Inc. (144A)
       Senior Subordinated Notes
        9.250% 10/15/2007.................................................................        900,000         891,000
      Westpoint Stevens, Inc.
       Senior Subordinated Debentures
        9.375% 12/15/2005.................................................................        800,000         840,000
      Worldtex, Inc. (144A)
       Senior Notes
        9.625% 12/15/2007.................................................................        500,000         512,500
                                                                                                           --------------
                                                                                                                2,243,500
                                                                                                           --------------
    Total Consumer Related ...............................................................                      6,871,150
                                                                                                           --------------
  ENERGY (7.2%)
      Gulf Canada Resources Ltd.
       Subordinated Debentures
        9.625% 07/01/2005.................................................................        750,000         815,625
      Kelley Oil & Gas Corp.
       Series B Senior Subordinated Notes
       10.375% 10/15/2006.................................................................        600,000         640,500
      Nuevo Energy Co.
       Senior Subordinated Notes
        9.500% 04/15/2006.................................................................        900,000         951,750
      Santa Fe Energy Resource, Inc.
       Senior Subordinated Debentures
       11.000% 05/15/2004.................................................................        400,000         434,000
                                                                                                           --------------
    Total Energy .........................................................................                      2,841,875
                                                                                                           --------------
  HOUSING RELATED (3.4%)
      USG Corp.
       Series B Senior Notes
        9.250% 09/15/2001.................................................................        500,000         535,000
      Webb (Del E.) Corp.
       Senior Subordinated Notes
        9.750% 01/15/2008.................................................................        750,000         780,000
                                                                                                           --------------
    Total Housing Related ................................................................                      1,315,000
                                                                                                           --------------
  MANUFACTURING (9.5%)
      Hayes Wheels International, Inc.
       Series B Senior Subordinated Notes
        9.125% 07/15/2007.................................................................        800,000         828,000
      Polymer Group, Inc.
       Series B Senior Subordinated Notes
        9.000% 07/01/2007.................................................................        500,000         500,000

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

      Silgan Holdings, Inc.
       Senior Subordinated Debentures
        9.000% 06/01/2009.................................................................  $     750,000  $      766,875
      Titan Wheel International, Inc.
       Senior Subordinated Notes
        8.750% 04/01/2007.................................................................        800,000         836,000
      Tracor, Inc.
       Senior Subordinated Notes
        8.500% 03/01/2007.................................................................        800,000         808,000
                                                                                                           --------------
    Total Manufacturing ..................................................................                      3,738,875
                                                                                                           --------------
  MEDIA (21.7%)
      Cinemark USA, Inc.
       Series B Senior Subordinated Notes
        9.625% 08/01/2008.................................................................        750,000         774,375
      Heritage Media Corp.
       Senior Subordinated Notes
        8.750% 02/15/2006.................................................................        750,000         797,812
      Hollinger International Publishing, Inc.
       Senior Notes
        8.625% 03/15/2005.................................................................        800,000         828,000
      Jacor Communications Co. (144A)
       Senior Subordinated Notes
        8.750% 06/15/2007.................................................................        750,000         768,750
      Jones Intercable, Inc.
       Senior Notes
        8.875% 04/01/2007.................................................................        700,000         731,500
      Lamar Advertising Co.
       Senior Subordinated Notes
        9.625% 12/01/2006.................................................................        900,000         969,750
      Lenfest Communications, Inc.
       Senior Secured Notes
        8.375% 11/01/2005.................................................................        750,000         770,625
      Regal Cinemas, Inc. (144A)
       Senior Subordinated Notes
        8.500% 10/01/2007.................................................................        750,000         755,625
      SFX Broadcasting, Inc.
       Series B Senior Subordinated Notes
       10.750% 05/15/2006.................................................................        750,000         823,125
      Sinclair Broadcast Group, Inc.
       Senior Subordinated Notes
        8.750% 12/15/2007.................................................................        750,000         748,125
      Young Broadcasting, Inc.
       Gtd. Senior Subordinated Notes
       11.750% 11/15/2004.................................................................        500,000         556,250
                                                                                                           --------------
    Total Media ..........................................................................                      8,523,937
                                                                                                           --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  RETAIL (5.8%)
    OTHER (5.8%)
      Ethan Allen, Inc.
       Senior Notes
        8.750% 03/15/2001.................................................................  $     750,000  $      766,875
      Specialty Retailers, Inc.
       Series B Senior Notes
        8.500% 07/15/2005.................................................................        750,000         761,250
      Zale Corp. (144A)
       Senior Notes
        8.500% 10/01/2007.................................................................        750,000         746,250
                                                                                                           --------------
    Total Retail .........................................................................                      2,274,375
                                                                                                           --------------
  TRANSPORTATION (3.5%)
    OTHER (3.5%)
      Allied Holdings, Inc.
       Series B Senior Notes
        8.625% 10/01/2007.................................................................        500,000         507,500
      Teekay Shipping Corp.
       Gtd. 1st Pfd. Ship. Mtg. Notes
        8.320% 02/01/2008.................................................................        850,000         867,000
                                                                                                           --------------
    Total Transportation .................................................................                      1,374,500
                                                                                                           --------------
  UTILITY (8.7%)
    ELECTRICS (4.5%)
      AES Corp.
       Senior Subordinated Notes
       10.250% 07/15/2006.................................................................        800,000         864,000
      California Energy Co., Inc.
       Senior Secured Notes
        9.875% 06/30/2003.................................................................        850,000         921,885
                                                                                                           --------------
                                                                                                                1,785,885
                                                                                                           --------------
    TELECOMMUNICATIONS (4.2%)
      Paging Network, Inc.
       Senior Subordinated Notes
       10.000% 10/15/2008.................................................................        750,000         780,000
      Worldcom, Inc.
       Senior Notes
        8.875% 01/15/2006.................................................................        799,910         860,639
                                                                                                           --------------
                                                                                                                1,640,639
                                                                                                           --------------
    Total Utilities ......................................................................                      3,426,524
                                                                                                           --------------
  YANKEE (4.3%)
      Argentina Republic
       Unsubordinated Global Bonds
       11.000% 10/09/2006.................................................................        750,000         807,150

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

      Mexico-United Mexican States
       Global Bonds
       11.375% 09/15/2016.................................................................  $     750,000  $      862,500
                                                                                                           --------------
    Total Yankee .........................................................................                      1,669,650
                                                                                                           --------------
    Total Corporate Bonds
     (Cost $34,017,097) ..................................................................                     35,147,761
                                                                                                           --------------
REPURCHASE AGREEMENTS (8.9%)
    Goldman Sachs Corp.
     6.337% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $2,760,481.
     Collateralized by U.S. Treasury Notes
     5.875% due 08/31/1999................................................................      2,759,523       2,759,523
    J.P. Morgan Securities, Inc.
     6.521% dated 12/31/1997,
     due 01/02/1998 in the
     amount of $750,268.
     Collateralized by U.S. Treasury Notes
     3.625% to 7.500%
     due 08/31/2000 to 02/15/2005.........................................................        750,000         750,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $3,509,523) ...................................................................                      3,509,523
                                                                                                           --------------
TOTAL INVESTMENTS (98.4%)
 (Cost $37,526,620).......................................................................                     38,657,284
RECEIVABLES LESS LIABILITIES (1.6%).......................................................                        621,125
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   39,278,409
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                 COLUMBIA         COLUMBIA            COLUMBIA            COLUMBIA
                                               COMMON STOCK        GROWTH        INTERNATIONAL STOCK       SPECIAL
December 31, 1997                               FUND, INC.       FUND, INC.          FUND, INC.          FUND, INC.
                                               -------------   ---------------   -------------------   ---------------
ASSETS:
  Investments at identified cost.............  $591,083,706    $   998,562,165      $115,352,903       $ 1,080,385,133
---------------------------------------------  -------------   ---------------   -------------------   ---------------
  Investments at value (Notes 1 and 2).......  $728,952,817    $ 1,301,830,187      $130,260,028       $ 1,218,584,838
  Temporary cash investments, at cost (Note
   1)........................................    94,603,062         27,749,208        17,066,118            92,623,788
  Cash.......................................                                             49,992
  Cash denominated in foreign currencies
   (cost $30,118) (Note 1)...................                                             28,481
  Receivable for:
    Interest.................................       380,104             95,041            71,382               539,653
    Dividends................................       991,982          1,157,953           148,571               812,476
    Investments sold.........................       179,769          4,642,953                                 140,743
    Capital stock sold.......................    12,830,283          1,098,716           109,439             1,600,359
    Forward foreign currency exchange
     contract held, at market (Note 1).......                                         26,154,849
                                               -------------   ---------------   -------------------   ---------------
  Total assets...............................   837,938,017      1,336,574,058       173,888,860         1,314,301,857
                                               -------------   ---------------   -------------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................    21,686,397          1,612,360           345,451            54,827,406
    Dividends and distributions..............     2,537,818          9,010,622           985,568             5,565,501
    Investments purchased....................    29,137,562                                                  2,906,000
    Investment management fee (Note 4).......       399,727            638,746           125,499               954,989
    Accrued expenses.........................       270,694            394,641           126,631               330,164
    Forward foreign currency exchange
     contracts held (Note 1).................                                         26,025,176
                                               -------------   ---------------   -------------------   ---------------
  Total liabilities..........................    54,032,198         11,656,369        27,608,325            64,584,060
                                               -------------   ---------------   -------------------   ---------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES......................................  $783,905,819    $ 1,324,917,689      $146,280,535       $ 1,249,717,797
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
Net assets consist of:
  Undistributed net investment income........  $  1,537,363    $     1,999,579                         $       360,073
  Unrealized appreciation on:
    Investments..............................   137,869,111        303,268,022      $ 14,907,125           138,199,705
    Translation of assets and liabilities in
     foreign currencies......................                                            124,446
  Undistributed net realized gain (loss)
   from:
    Investments..............................       798,088          1,714,128           (30,287)             (812,034)
    Foreign currency transactions............                                           (129,673)
  Capital shares (Note 3)....................                          385,808                                 616,718
  Capital paid in (Note 3)...................   643,701,257      1,017,550,152       131,408,924         1,111,353,335
                                               -------------   ---------------   -------------------   ---------------
                                               $783,905,819    $ 1,324,917,689      $146,280,535       $ 1,249,717,797
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE
 3)..........................................    35,603,323         38,580,838        10,674,460            61,671,768
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE (1).........................  $      22.02    $         34.34      $      13.70       $         20.26
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                 COLUMBIA     COLUMBIA REAL     COLUMBIA         COLUMBIA
                                                SMALL CAP     ESTATE EQUITY     BALANCED       DAILY INCOME
December 31, 1997                               FUND, INC.     FUND, INC.      FUND, INC.         COMPANY
                                               ------------   -------------   -------------   ---------------
ASSETS:
  Investments at identified cost.............  $ 83,953,702   $113,044,943    $ 687,367,178   $ 1,173,657,688
---------------------------------------------  ------------   -------------   -------------   ---------------
  Investments at value (Notes 1 and 2).......  $ 93,338,061   $140,161,757    $ 781,687,536   $ 1,173,657,688
  Temporary cash investments, at cost (Note
   1)........................................     3,622,273     11,040,866       18,639,214
  Cash.......................................                                                         300,000
  Receivable for:
    Interest.................................        34,328         33,119        4,943,205           370,359
    Dividends................................         5,387        735,392          473,178
    Investments sold.........................                    1,824,671        8,078,540
    Capital stock sold.......................       570,168      1,532,140        7,114,096        12,123,502
                                               ------------   -------------   -------------   ---------------
  Total assets...............................    97,570,217    155,327,945      820,935,769     1,186,451,549
                                               ------------   -------------   -------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................       231,990        931,665        1,852,679        16,588,968
    Dividends and distributions..............       442,455        663,247          361,650
    Investments purchased....................       321,655      2,016,928       25,767,691
    Investment management fee (Note 4).......        80,499         91,680          333,276           445,481
    Accrued expenses.........................        62,309         69,985          242,217           321,532
                                               ------------   -------------   -------------   ---------------
  Total liabilities..........................     1,138,908      3,773,505       28,557,513        17,355,981
                                               ------------   -------------   -------------   ---------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES......................................  $ 96,431,309   $151,554,440    $ 792,378,256   $ 1,169,095,568
                                               ------------   -------------   -------------   ---------------
                                               ------------   -------------   -------------   ---------------
Net assets consist of:
  Undistributed net investment income........                                 $     758,037
  Unrealized appreciation on investments.....  $  9,384,359   $ 27,116,814       94,320,358
  Undistributed net realized gain (loss) from
   investments...............................       (47,218)        (1,863)         902,790
  Capital shares (Note 3)....................                                                 $     1,169,096
  Capital paid in (Note 3)...................    87,094,168    124,439,489      696,397,071     1,167,926,472
                                               ------------   -------------   -------------   ---------------
                                               $ 96,431,309   $151,554,440    $ 792,378,256   $ 1,169,095,568
                                               ------------   -------------   -------------   ---------------
                                               ------------   -------------   -------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE
 3)..........................................     5,792,970      8,062,906       36,999,621     1,169,095,568
                                               ------------   -------------   -------------   ---------------
                                               ------------   -------------   -------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE (1).........................  $      16.65   $      18.80    $       21.42   $          1.00
                                               ------------   -------------   -------------   ---------------
                                               ------------   -------------   -------------   ---------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                   COLUMBIA U.S.        COLUMBIA FIXED        COLUMBIA        COLUMBIA
                                               GOVERNMENT SECURITIES   INCOME SECURITIES   MUNICIPAL BOND    HIGH YIELD
December 31, 1997                                   FUND, INC.            FUND, INC.         FUND, INC.      FUND, INC.
                                               ---------------------   -----------------   --------------   ------------
ASSETS:
  Investments at identified cost.............       $37,019,300          $352,106,732       $373,386,159    $ 34,017,097
---------------------------------------------  ---------------------   -----------------   --------------   ------------
  Investments at value (Notes 1 and 2).......       $37,110,250          $361,706,626       $397,449,529    $ 35,147,761
  Temporary cash investments, at cost (Note
   1)........................................           489,660            16,756,264          9,250,961       3,509,523
  Receivable for:
    Interest.................................           594,173             4,146,142          5,150,997         845,880
    Investments sold.........................                               1,734,615
    Capital stock sold.......................             2,744               587,519            711,513          52,553
                                               ---------------------   -----------------   --------------   ------------
  Total assets...............................        38,196,827           384,931,166        412,563,000      39,555,717
                                               ---------------------   -----------------   --------------   ------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................           296,055               258,822            194,689          25,561
    Dividends and distributions..............            13,147               678,152            942,554         203,813
    Investments purchased....................                               2,065,838          2,037,575
    Investment management fee (Note 4).......            16,372               161,421            172,765           3,517
    Accrued expenses.........................            34,578               434,179             67,242          44,417
                                               ---------------------   -----------------   --------------   ------------
  Total liabilities..........................           360,152             3,598,412          3,414,825         277,308
                                               ---------------------   -----------------   --------------   ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES......................................       $37,836,675          $381,332,754       $409,148,175    $ 39,278,409
                                               ---------------------   -----------------   --------------   ------------
                                               ---------------------   -----------------   --------------   ------------
Net assets consist of:
  Unrealized appreciation on investments.....       $    90,950          $  9,599,894       $ 24,063,370    $  1,130,664
  Undistributed net realized gain (loss) from
   investments...............................          (249,278)                8,080            301,769          30,713
  Capital shares (Note 3)....................            45,619               284,274            328,202
  Capital paid in (Note 3)...................        37,949,384           371,440,506        384,454,834      38,117,032
                                               ---------------------   -----------------   --------------   ------------
                                                    $37,836,675          $381,332,754       $409,148,175    $ 39,278,409
                                               ---------------------   -----------------   --------------   ------------
                                               ---------------------   -----------------   --------------   ------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE
 3)..........................................         4,561,855            28,427,440         32,820,166       3,913,232
                                               ---------------------   -----------------   --------------   ------------
                                               ---------------------   -----------------   --------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE (1).........................       $      8.29          $      13.41       $      12.47    $      10.04
                                               ---------------------   -----------------   --------------   ------------
                                               ---------------------   -----------------   --------------   ------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                 COLUMBIA        COLUMBIA           COLUMBIA           COLUMBIA
                                               COMMON STOCK       GROWTH       INTERNATIONAL STOCK      SPECIAL
Year Ended December 31, 1997                    FUND, INC.      FUND, INC.         FUND, INC.         FUND, INC.
                                               -------------   -------------   -------------------   -------------
INVESTMENT INCOME:
  Income:
    Interest.................................  $  3,048,343    $   1,820,088       $   633,045       $   5,470,977
    Dividends................................    11,603,708       13,482,283         2,328,263           9,434,285
    Foreign taxes withheld (net of
     reclaims)...............................                                         (276,894)
                                               -------------   -------------   -------------------   -------------
      Total income...........................    14,652,051       15,302,371         2,684,414          14,905,262
                                               -------------   -------------   -------------------   -------------
  Expenses:
    Investment management fees (Note 4)......     4,158,273        7,019,161         1,504,787          12,373,140
    Shareholder servicing costs (Note 4).....       802,650        1,036,576           401,177           1,402,637
    Reports to shareholders..................       121,540          273,690            89,060             297,099
    Accounting expense.......................        35,794           38,348            89,372              45,504
    Financial information and
     subscriptions...........................         9,802           18,422            19,979              26,041
    Custodian fees...........................        27,901           49,225           147,332              58,659
    Bank transaction and checking fees.......        20,985           33,934            47,326              50,531
    Registration fees........................        80,003           84,219            38,396              55,075
    Legal, insurance and auditing fees.......        36,992           47,281            34,161              54,489
    Other....................................         3,228            8,839            35,838              10,314
                                               -------------   -------------   -------------------   -------------
      Total expenses.........................     5,297,168        8,609,695         2,407,428          14,373,489
                                               -------------   -------------   -------------------   -------------
  Net investment income (Note 1).............     9,354,883        6,692,676           276,986             531,773
                                               -------------   -------------   -------------------   -------------
REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) FROM INVESTMENT
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments (Note 2)(1)..................    61,630,849      150,238,079        17,347,526         122,678,842
    Foreign currency transactions (Note 1)...                                         (286,335)
                                               -------------   -------------   -------------------   -------------
      Net realized gain......................    61,630,849      150,238,079        17,061,191         122,678,842
                                               -------------   -------------   -------------------   -------------
  Net unrealized appreciation (depreciation)
   on:
    Investments (Note 1).....................    76,981,002      122,000,869        (1,735,993)         49,916,627
    Translation of assets and liabilities in
     foreign currencies (Note 1).............                                          (67,221)
                                               -------------   -------------   -------------------   -------------
      Net unrealized appreciation
       (depreciation) during the period......    76,981,002      122,000,869        (1,803,214)         49,916,627
                                               -------------   -------------   -------------------   -------------
  Net gain on investment and foreign currency
   transactions (Note 1).....................   138,611,851      272,238,948        15,257,977         172,595,469
                                               -------------   -------------   -------------------   -------------
  Net increase in net assets resulting from
   operations................................  $147,966,734    $ 278,931,624       $15,534,963       $ 173,127,242
                                               -------------   -------------   -------------------   -------------
                                               -------------   -------------   -------------------   -------------

(1) The net realized gain for CSF includes $7,023,101 loss from affiliated issuers. (Note 1)

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                  COLUMBIA           COLUMBIA          COLUMBIA        COLUMBIA
                                                 SMALL CAP      REAL ESTATE EQUITY     BALANCED      DAILY INCOME
Year Ended December 31, 1997                     FUND, INC.         FUND, INC.        FUND, INC.       COMPANY
                                               --------------   ------------------   -------------   ------------
INVESTMENT INCOME:
  Income:
    Interest.................................   $   267,417        $   522,739       $  27,456,656   $50,578,946
    Dividends................................        87,990          6,230,108           6,696,506
                                               --------------   ------------------   -------------   ------------
      Total income...........................       355,407          6,752,847          34,153,162    50,578,946
                                               --------------   ------------------   -------------   ------------
  Expenses:
    Investment management fees (Note 4)......       547,892            864,343           3,826,628     4,296,685
    Shareholder servicing costs (Note 4).....        84,315            147,702             908,682       785,663
    Reports to shareholders..................        22,892             36,581             158,095       194,528
    Accounting expense.......................        30,148             28,628              43,071        44,583
    Financial information and
     subscriptions...........................           981              2,444              22,155        13,392
    Custodian fees...........................         2,305              4,733              30,526        35,947
    Bank transaction and checking fees.......        19,580             10,591              32,640       100,680
    Registration fees........................        48,501             57,476              53,865       138,174
    Legal, insurance and auditing fees.......        19,033             20,368              40,600        41,730
    Other....................................        23,345              1,603              14,547        12,298
                                               --------------   ------------------   -------------   ------------
      Total expenses.........................       798,992          1,174,469           5,130,809     5,663,680
                                               --------------   ------------------   -------------   ------------
  Net investment income (loss) (Note 1)......      (443,585)         5,578,378          29,022,353    44,915,266
                                               --------------   ------------------   -------------   ------------
REALIZED GAIN AND UNREALIZED APPRECIATION
 FROM INVESTMENT TRANSACTIONS:
  Net realized gain from investments (Note
   2)........................................     4,931,098          3,597,873          62,144,958
  Net unrealized appreciation on investments
   during the period (Note 1)................     7,895,606         16,211,982          38,270,990
                                               --------------   ------------------   -------------
  Net gain on investments (Note 1)...........    12,826,704         19,809,855         100,415,948
                                               --------------   ------------------   -------------   ------------
  Net increase in net assets resulting from
   operations................................   $12,383,119        $25,388,233       $ 129,438,301   $44,915,266
                                               --------------   ------------------   -------------   ------------
                                               --------------   ------------------   -------------   ------------

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                   COLUMBIA U.S.        COLUMBIA FIXED        COLUMBIA       COLUMBIA
                                               GOVERNMENT SECURITIES   INCOME SECURITIES   MUNICIPAL BOND   HIGH YIELD
Year Ended December 31, 1997                        FUND, INC.            FUND, INC.         FUND, INC.     FUND, INC.
                                               ---------------------   -----------------   --------------   -----------
INVESTMENT INCOME:
  Income:
    Interest.................................       $2,284,819            $25,828,885       $21,295,777     $3,184,666
                                                   -----------         -----------------   --------------   -----------
      Total income...........................        2,284,819             25,828,885        21,295,777      3,184,666
                                                   -----------         -----------------   --------------   -----------
  Expenses:
    Investment management fees (Note 4)......          194,230              1,821,809         1,952,213        211,632
    Shareholder servicing costs (Note 4).....           59,553                315,560           124,730         43,233
    Reports to shareholders..................           12,689                 80,510            25,942         11,708
    Accounting expense.......................           28,508                 37,923            29,953         34,145
    Financial information and
     subscriptions...........................            1,051                 15,912            37,910          3,564
    Custodian fees...........................            1,530                 14,491            15,412          1,388
    Bank transaction and checking fees.......            2,345                 24,208             4,572          3,740
    Registration fees........................           16,104                 38,435            15,190         27,510
    Legal, insurance and auditing fees.......           22,084                 37,787            34,199         20,525
    Other....................................              673                  4,224             8,930            358
                                                   -----------         -----------------   --------------   -----------
                                                       338,767              2,390,859         2,249,051        357,803
    Expenses reimbursed by investment advisor
     (1).....................................                                                                   (5,959)
                                                   -----------         -----------------   --------------   -----------
      Total expenses.........................          338,767              2,390,859         2,249,051        351,844
                                                   -----------         -----------------   --------------   -----------
  Net investment income (Note 1).............        1,946,052             23,438,026        19,046,726      2,832,822
                                                   -----------         -----------------   --------------   -----------
REALIZED GAIN AND UNREALIZED APPRECIATION
 FROM INVESTMENT TRANSACTIONS:
  Net realized gain from investments (Note
   2)........................................          147,024              2,758,117         2,429,586      1,148,575
  Net unrealized appreciation on investments
   during the period (Note 1)................           63,763              7,594,450        10,155,954        279,884
                                                   -----------         -----------------   --------------   -----------
  Net gain on investments (Note 1)...........          210,787             10,352,567        12,585,540      1,428,459
                                                   -----------         -----------------   --------------   -----------
  Net increase in net assets resulting from
   operations................................       $2,156,839            $33,790,593       $31,632,266     $4,261,281
                                                   -----------         -----------------   --------------   -----------
                                                   -----------         -----------------   --------------   -----------
(1) The Advisor has voluntarily agreed to assume the ordinary expenses of the Fund to the extent that these expenses, together with the Fund's advisory fee, exceed 1% of the Fund's average net assets.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                            COLUMBIA                        COLUMBIA                        COLUMBIA
                                          COMMON STOCK                       GROWTH                    INTERNATIONAL STOCK
Years Ended December 31,                   FUND, INC.                      FUND, INC.                      FUND, INC.
                                   ---------------------------   -------------------------------   ---------------------------
                                       1997           1996            1997             1996            1997           1996
                                   ------------   ------------   --------------   --------------   ------------   ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income........  $  9,354,883   $  5,885,201   $    6,692,676   $    6,027,740   $    276,986   $    254,666
    Net realized gain (loss)
     from:
      Investments (Note 2).......    61,630,849     70,666,274      150,238,079      154,006,111     17,347,526      9,808,805
      Foreign currency
       transactions (Note 1).....                                                                      (286,335)     1,454,573
    Change in net unrealized
     appreciation (depreciation)
     on:
      Investments................    76,981,002      8,532,253      122,000,869       21,295,845     (1,735,993)     5,676,201
      Translation of assets and
       liabilities in foreign
       currencies (Note 1).......                                                                       (67,221)       185,947
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase in net assets
     resulting from operations...   147,966,734     85,083,728      278,931,624      181,329,696     15,534,963     17,380,192
  Distributions to shareholders:
    From net investment income...    (8,468,207)    (5,169,680)      (5,838,423)      (5,089,302)                     (254,666)
    In excess of net investment
     income......................                      (24,695)*                                                    (1,646,464)*
    From net realized gain from
     investment and foreign
     currency transactions.......   (61,141,619)   (70,666,274)    (148,364,649)    (154,006,111)   (16,691,558)    (9,422,995)
    In excess of net realized
     gain from investment
     transactions................                      (97,665)*                        (469,156)*
  Capital share transactions, net
   (Note 3)......................   168,789,109    169,111,664      136,089,618      193,603,540     21,927,539     18,580,064
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase in net assets...   247,146,017    178,237,078      260,818,170      215,368,667     20,770,944     24,636,131

NET ASSETS:
  Beginning of period............   536,759,802    358,522,724    1,064,099,519      848,730,852    125,509,591    100,873,460
                                   ------------   ------------   --------------   --------------   ------------   ------------
  End of period (1)..............  $783,905,819   $536,759,802   $1,324,917,689   $1,064,099,519   $146,280,535   $125,509,591
                                   ------------   ------------   --------------   --------------   ------------   ------------
                                   ------------   ------------   --------------   --------------   ------------   ------------
---------------------------------
                                   ------------   ------------   --------------   --------------   ------------   ------------

(1) Includes undistributed net
 investment income of:             $  1,537,363   $    901,158   $    1,999,579   $    1,931,709   $    --        $      3,885
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                            COLUMBIA                         COLUMBIA                       COLUMBIA
                                             SPECIAL                         SMALL CAP                 REAL ESTATE EQUITY
Years Ended December 31,                   FUND, INC.                       FUND, INC.                     FUND, INC.
                                ---------------------------------   ---------------------------   ----------------------------
                                     1997              1996             1997         1996 (2)         1997            1996
                                ---------------   ---------------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS:
  Operations:
    Net investment income
     (loss)...................  $       531,773   $    (4,487,503)  $   (443,585)  $       (126)  $   5,578,378   $  1,994,016
    Net realized gain (loss)
     from investments (Note
     2).......................      122,678,842       295,204,950      4,931,098       (275,796)      3,597,873      1,627,328
    Change in net unrealized
     appreciation
     (depreciation) on
     investments..............       49,916,627      (112,950,905)     7,895,606      1,488,753      16,211,982      9,368,906
                                ---------------   ---------------   ------------   ------------   -------------   ------------
    Net increase in net assets
     resulting from
     operations...............      173,127,242       177,766,542     12,383,119      1,212,831      25,388,233     12,990,250
  Distributions to
   shareholders:
    From net investment
     income...................                                                                       (4,230,674)    (1,370,203)
    From net realized gain
     from investment
     transactions.............     (122,678,842)     (289,460,071)    (4,258,935)                    (3,597,873)    (1,627,328)
    In excess of net realized
     gain from investment
     transactions.............         (154,157)*                                                      (243,742)*     (349,207)*
    From tax return of
     capital..................                                                                       (1,252,467)      (657,602)
  Capital share transactions,
   net (Note 3)...............     (385,860,660)      312,562,708     67,245,755     19,848,539      67,417,742     37,500,111
                                ---------------   ---------------   ------------   ------------   -------------   ------------
    Net increase (decrease) in
     net assets...............     (335,566,417)      200,869,179     75,369,939     21,061,370      83,481,219     46,486,021

NET ASSETS:
  Beginning of period.........    1,585,284,214     1,384,415,035     21,061,370                     68,073,221     21,587,200
                                ---------------   ---------------   ------------   ------------   -------------   ------------
  End of period (1)...........  $ 1,249,717,797   $ 1,585,284,214   $ 96,431,309   $ 21,061,370   $ 151,554,440   $ 68,073,221
                                ---------------   ---------------   ------------   ------------   -------------   ------------
                                ---------------   ---------------   ------------   ------------   -------------   ------------
------------------------------
                                ---------------   ---------------   ------------   ------------   -------------   ------------

(1) Includes undistributed net
 investment income (loss)
 of:..........................  $       360,073   $     --          $    --        $       (126)  $    --         $    --
(2) From inception of
 operations on September 11,
 1996.
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                               COLUMBIA                         COLUMBIA                        COLUMBIA
                                               BALANCED                       DAILY INCOME                   U.S. GOVERNMENT
Years Ended December 31,                      FUND, INC.                         COMPANY                  SECURITIES FUND, INC.
                                     -----------------------------   -------------------------------   ---------------------------
                                         1997            1996             1997             1996            1997           1996
                                     -------------   -------------   ---------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income..........  $  29,022,353   $  22,231,964   $    44,915,266   $  40,303,114   $  1,946,052   $  2,058,101
    Net realized gain from
     investments (Note 2)..........     62,144,958      41,189,499                                          147,024         83,457
    Change in net unrealized
     appreciation (depreciation) on
     investments...................     38,270,990       4,167,518                                           63,763       (584,568)
                                     -------------   -------------   ---------------   -------------   ------------   ------------
    Net increase in net assets
     resulting from operations.....    129,438,301      67,588,981        44,915,266      40,303,114      2,156,839      1,556,990
  Distributions to shareholders:
    From net investment income.....    (28,593,156)    (21,892,044)      (44,915,266)    (40,303,114)    (1,946,052)    (2,058,101)
    In excess of net investment
     income........................                       (124,615)*
    From net realized gain from
     investment transactions.......    (61,376,451)    (41,189,499)
    In excess of net realized gain
     from investment transaction...                        (97,205)*
  Capital share transactions, net
   (Note 3)........................     80,316,642     181,539,809       279,295,599      89,144,447     (3,150,453)      (564,932)
                                     -------------   -------------   ---------------   -------------   ------------   ------------
    Net increase (decrease) in net
     assets........................    119,785,336     185,825,427       279,295,599      89,144,447     (2,939,666)    (1,066,043)

NET ASSETS:
  Beginning of period..............    672,592,920     486,767,493       889,799,969     800,655,522     40,776,341     41,842,384
                                     -------------   -------------   ---------------   -------------   ------------   ------------
  End of period....................  $ 792,378,256   $ 672,592,920   $ 1,169,095,568   $ 889,799,969   $ 37,836,675   $ 40,776,341
                                     -------------   -------------   ---------------   -------------   ------------   ------------
                                     -------------   -------------   ---------------   -------------   ------------   ------------
-----------------------------------
                                     -------------   -------------   ---------------   -------------   ------------   ------------

(1) Includes undistributed net
 investment income of:               $     758,037   $     540,163
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                                       COLUMBIA                     COLUMBIA                     COLUMBIA
                                               FIXED INCOME SECURITIES           MUNICIPAL BOND                 HIGH YIELD
Years Ended December 31,                              FUND, INC.                   FUND, INC.                   FUND, INC.
                                              --------------------------  ----------------------------  --------------------------
                                                  1997          1996          1997            1996          1997          1996
                                              ------------  ------------  -------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................  $ 23,438,026  $ 21,823,484  $  19,046,726   $ 18,837,582  $  2,832,822  $  2,084,562
    Net realized gain from investments (Note
     2).....................................     2,758,117     1,600,093      2,429,586      1,991,804     1,148,575       237,862
    Change in net unrealized appreciation
     (depreciation) on investments..........     7,594,450   (11,107,884)    10,155,954     (7,232,960)      279,884        (1,892)
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase in net assets resulting
     from operations........................    33,790,593    12,315,693     31,632,266     13,596,426     4,261,281     2,320,532
  Distributions to shareholders:
    From net investment income..............   (23,438,026)  (21,823,484)   (19,046,726)   (18,837,582)   (2,832,822)   (2,084,562)
    In excess of net investment income......                                     (4,724)*
    From net realized gain from investment
     transactions...........................      (847,470)                  (2,276,966)    (1,842,655)   (1,136,542)      (28,544)
  Capital share transactions, net (Note
   3).......................................    15,406,761    49,669,884     23,176,895     (1,044,677)   10,168,259     5,139,840
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase (decrease) in net assets...    24,911,858    40,162,093     33,480,745     (8,128,488)   10,460,176     5,347,266

NET ASSETS:
  Beginning of period.......................   356,420,896   316,258,803    375,667,430    383,795,918    28,818,233    23,470,967
                                              ------------  ------------  -------------   ------------  ------------  ------------
  End of period.............................  $381,332,754  $356,420,896  $ 409,148,175   $375,667,430  $ 39,278,409  $ 28,818,233
                                              ------------  ------------  -------------   ------------  ------------  ------------
                                              ------------  ------------  -------------   ------------  ------------  ------------
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                    -- 1. SIGNIFICANT ACCOUNTING POLICIES --

    The Columbia Funds (the Funds) consist of Columbia Common Stock Fund, Inc.
(CCSF), Columbia Growth Fund, Inc. (CGF), Columbia International Stock Fund, Inc. (CISF), Columbia Special Fund, Inc. (CSF), Columbia Small Cap Fund, Inc.
(CSCF), Columbia Real Estate Equity Fund, Inc. (CREF), Columbia Balanced Fund, Inc. (CBF), Columbia Daily Income Company (CDIC), Columbia U.S. Government Securities Fund, Inc. (CUSG), Columbia Fixed Income Securities Fund, Inc.
(CFIS), Columbia Municipal Bond Fund, Inc. (CMBF), and Columbia High Yield Fund, Inc. (CHYF). All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except CMBF, which is non-diversified. The policies described below are consistently followed by the Funds in the preparation of their financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION. The values of CCSF, CGF, CISF, CSF, CSCF, CREF and CBF equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

    CDIC investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CDIC, specifically so authorized by its Directors. These values are based on cost adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be considered.

    CBF, CUSG, CFIS, CMBF and CHYF fixed income investments are carried at values deemed best to reflect their fair values as determined in good faith under consistently applied procedures by or under the supervision of officers of the investment advisor to those Funds specifically so authorized by their Directors. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values for CBF, CUSG, CFIS and CHYF fixed income investments are based on the average of bid and ask prices and market value for CMBF is based on bid prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities or is held under common control. CSF and CBF had investments in such affiliated issuers at December 31, 1997 as follows:

                                                                                                                  DIVIDEND AND
                                   BALANCE OF                                    BALANCE OF                      INTEREST INCOME
                                SHARES/PRINCIPAL                              SHARES/PRINCIPAL                     JANUARY 1,
                                      HELD            GROSS        GROSS            HELD             VALUE            1997-
                                  DECEMBER 31,     PURCHASES &    SALES &       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
NAME OF ISSUER                        1996          ADDITIONS    REDUCTIONS         1997             1997             1997
------------------------------  ----------------   -----------   ----------   ----------------   -------------   ---------------
Columbia Special Fund (a)
Abercrombie & Fitch Co........           --            800,000                     800,000       $  25,000,000
Celadon Group, Inc............      580,000                          80,000        500,000           6,750,000
Gadzooks, Inc.................           --            700,000                     700,000          14,700,000
Harmonic Lightwaves, Inc......      540,000                         540,000             --                  --
Integrated Measurement
 Syst.........................      170,000            290,000      160,000        300,000           5,137,500
Osmonics, Inc.................      400,000            469,000                     869,000          13,741,063
Resmed, Inc...................      605,000                         105,000        500,000          14,062,500
Schnitzer Steel Industries....      500,000             50,000                     550,000          15,434,375      $107,500
United Dental Care............      487,500                         487,500             --                  --
Vans, Inc.....................           --            860,000                     860,000          13,007,500
                                                                                                 -------------   ---------------
                                                                                                   107,832,938       107,500
Columbia Balanced Fund (b)
Fleet Mortgage Group, Inc.....      550,000                                        550,000             552,937        35,750
                                                                                                 -------------   ---------------
    Total affiliated issuers..................................................................   $ 108,385,875      $143,250
                                                                                                 -------------   ---------------
                                                                                                 -------------   ---------------

(a) Fund holds 5% or more of that issuer's outstanding shares.

(b) Fund holds an investment under common control. (Note 4)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. CISF enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. CISF could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from forward contracts amounted to $241,528 and are included in net realized gain from foreign currency transactions. As of December 31, 1997, CISF had entered into the following forward contract resulting in net unrealized appreciation of $129,673.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

 JAPANESE YEN    U.S. DOLLARS                    NET
      TO              TO        SETTLEMENT   UNREALIZED
 BE DELIVERED    BE RECEIVED       DATE     APPRECIATION
--------------  --------------  ----------  -------------
Y3,370,000,000   $ 26,154,849   01/28/1998    $ 129,673

FOREIGN CURRENCY TRANSLATIONS. The books and records of CISF are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

    CISF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on CISF's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

INTEREST AND DIVIDEND INCOME. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Amortization of discount or premium is recorded over the life of the respective instrument. The majority of dividend income recorded by CREF is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consist of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income.

SHAREHOLDER DISTRIBUTIONS. CCSF, CREF and CBF distribute net investment income quarterly and any net realized gains from investment transactions annually. CGF, CISF, CSF and CSCF distribute net investment income and any net realized gains annually. CDIC distributes its net investment income daily -- including any realized investment gains or losses. CUSG, CFIS, CMBF and CHYF distribute their net investment income monthly and any net realized gains annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment company income and return of capital received from REITS.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES. The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

    As of December 31, 1997, CUSG has $242,419 in capital loss carryovers available to offset future capital gains which expire in 2002.

    To the extent that the capital loss carryovers are used to offset any capital gains, it is unlikely that the gains so offset will be distributed to shareholders.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

    The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    CHYF invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At December 31, 1997, 41% of the Fund's debt securities were rated Ba and 59% were rated B by Moody's Investor Services, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        -- 2. INVESTMENT TRANSACTIONS --

    Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation (depreciation) of investments, including temporary cash investments for CDIC and excluding temporary cash investments for all other Funds, as of and for the period ended December 31, 1997, were as follows:

                                         COLUMBIA            COLUMBIA            COLUMBIA             COLUMBIA
                                       COMMON STOCK           GROWTH        INTERNATIONAL STOCK       SPECIAL
                                     FUND, INC. (CCSF)   FUND, INC. (CGF)    FUND, INC. (CISF)    FUND, INC. (CSF)
                                     -----------------   ----------------   -------------------   ----------------
PURCHASES:
  Investment securities other than
   U.S. Government obligations.....    $649,705,323       $1,132,681,444       $166,070,521        $2,285,721,068
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
SALES AND MATURITIES:
  Investment securities other than
   U.S. Government obligations.....    $569,259,757       $1,154,366,139       $168,627,388        $2,727,547,308
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
NET REALIZED GAIN:
  Investment securities other than
   U.S. Government obligations.....    $ 61,630,849       $  150,238,079       $ 17,347,526        $  122,678,842
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) AS OF DECEMBER 31,
 1997:
  Appreciation.....................    $148,390,643       $  327,736,887       $ 23,089,195        $  199,310,779
  Depreciation.....................     (10,521,532)         (24,468,865)        (8,182,034)          (61,111,074)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $137,869,111       $  303,268,022       $ 14,907,125        $  138,199,705
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) FOR FEDERAL INCOME
 TAX PURPOSES AS OF DECEMBER 31,
 1997:
  Appreciation.....................    $149,383,139       $  329,136,822       $ 23,079,940        $  199,396,129
  Depreciation.....................     (10,521,532)         (24,763,294)        (8,267,962)          (62,132,757)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $138,861,607       $  304,373,528       $ 14,811,978        $  137,263,372
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
For federal income tax purposes,
 the cost of investments owned at
 December 31, 1997.................    $590,091,210       $  997,456,659       $115,448,050        $1,081,321,466
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------

The net realized gain for CCSF, CGF, & CSF includes proceeds of $2,242, $361,277, & $672,539, respectively, from shareholder class action suits related to securities held by those Funds.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                                                  COLUMBIA
                                              COLUMBIA           REAL ESTATE          COLUMBIA          COLUMBIA
                                              SMALL CAP       EQUITY FUND, INC.       BALANCED        DAILY INCOME
                                          FUND, INC. (CSCF)        (CREF)         FUND, INC. (CBF)   COMPANY (CDIC)
                                          -----------------   -----------------   ----------------   ---------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............    $147,752,870        $ 99,553,326       $  565,825,789    $9,939,776,531
  U.S. Government obligations...........                                              604,980,516        33,659,217
                                          -----------------   -----------------   ----------------   ---------------
    Total purchases.....................    $147,752,870        $ 99,553,326       $1,170,806,305    $9,973,435,748
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............    $ 86,451,984        $ 35,352,329       $  509,635,998    $9,669,083,804
  U.S. Government obligations...........                                              613,086,023        33,659,217
                                          -----------------   -----------------   ----------------   ---------------
    Total sales and maturities..........    $ 86,451,984        $ 35,352,329       $1,122,722,021    $9,702,743,021
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------
NET REALIZED GAIN:
  Investment securities other than U.S.
   Government obligations...............    $  4,931,098        $  3,597,873       $   60,242,570
  U.S. Government obligations...........                                                1,902,388
                                          -----------------   -----------------   ----------------
    Total net realized gain.............    $  4,931,098        $  3,597,873       $   62,144,958
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF DECEMBER 31, 1997:...............
  Appreciation..........................    $ 12,040,728        $ 27,174,929       $   98,838,009
  Depreciation..........................      (2,656,369)            (58,115)          (4,517,651)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........    $  9,384,359        $ 27,116,814       $   94,320,358
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 DECEMBER 31, 1997:
  Appreciation..........................    $ 12,028,865        $ 29,011,667       $   99,512,204
  Depreciation..........................      (2,704,005)            (58,115)          (4,608,500)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........    $  9,324,860        $ 28,953,552       $   94,903,704
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
For federal income tax purposes, the
 cost of investments owned at December
 31, 1997...............................    $ 84,013,201        $111,208,205       $  686,783,832    $1,173,657,688
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------

The net realized gain for CBF includes proceeds of $2,236 from shareholder class action suits related to securities held by the Fund.

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                              COLUMBIA U.S.        COLUMBIA FIXED         COLUMBIA            COLUMBIA
                                          GOVERNMENT SECURITIES   INCOME SECURITIES    MUNICIPAL BOND        HIGH YIELD
                                            FUND, INC. (CUSG)     FUND, INC. (CFIS)   FUND, INC. (CMBF)   FUND, INC. (CHYF)
                                          ---------------------   -----------------   -----------------   -----------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............                            $205,016,907        $ 81,001,133         $46,508,531
  U.S. Government obligations...........       $77,834,027           514,542,364                                 747,187
                                          ---------------------   -----------------   -----------------   -----------------
    Total purchases.....................       $77,834,027          $719,559,271        $ 81,001,133         $47,255,718
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............                            $179,565,984        $ 64,319,420         $39,446,080
  U.S. Government obligations...........       $81,184,234           528,675,378                               1,240,234
                                          ---------------------   -----------------   -----------------   -----------------
    Total sales and maturities..........       $81,184,234          $708,241,362        $ 64,319,420         $40,686,314
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
NET REALIZED GAIN (LOSS):
  Investment securities other than U.S.
   Government obligations...............                            $    (80,814)       $  2,429,586         $ 1,165,879
  U.S. Government obligations...........       $   147,024             2,838,931                                 (17,304)
                                          ---------------------   -----------------   -----------------   -----------------
    Total net realized gain.............       $   147,024          $  2,758,117        $  2,429,586         $ 1,148,575
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF DECEMBER 31, 1997:
  Appreciation..........................       $   103,729          $  9,785,428        $ 24,070,747         $ 1,157,854
  Depreciation..........................           (12,779)             (185,534)             (7,377)            (27,190)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation.........       $    90,950          $  9,599,894        $ 24,063,370         $ 1,130,664
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 DECEMBER 31, 1997:
  Appreciation..........................       $    96,870          $  9,785,428        $ 24,061,804         $ 1,157,854
  Depreciation..........................           (12,779)             (186,732)             (7,377)            (27,190)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation.........       $    84,091          $  9,598,696        $ 24,054,427         $ 1,130,664
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
For federal income tax purposes, the
 cost of investments owned at December
 31, 1997...............................       $37,026,159          $352,107,930        $373,395,102         $34,017,097
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             -- 3. CAPITAL STOCK --

                                            COLUMBIA                         COLUMBIA                         COLUMBIA
                                          COMMON STOCK                        GROWTH                     INTERNATIONAL STOCK
                                        FUND, INC. (CCSF)                FUND, INC. (CGF)                 FUND, INC. (CISF)
                                  -----------------------------   -------------------------------   -----------------------------
                                      1997            1996             1997             1996            1997            1996
                                  -------------   -------------   --------------   --------------   -------------   -------------
SHARES:
  Shares sold...................     12,609,458       9,187,403        9,453,209        9,588,118       6,414,910       4,458,919
  Shares issued for reinvestment
   of dividends.................      3,039,307       3,836,536        4,230,608        4,993,329       1,146,267         808,789
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                     15,648,765      13,023,939       13,683,817       14,581,447       7,561,177       5,267,708
  Less shares redeemed..........     (7,908,821)     (4,449,235)      (9,715,431)      (8,408,189)     (5,939,634)     (3,930,959)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase in shares........      7,739,944       8,574,704        3,968,386        6,173,258       1,621,543       1,336,749
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                  -------------   -------------   --------------   --------------   -------------   -------------
AMOUNTS:
  Sales.........................  $ 277,332,028   $ 183,843,205   $  329,861,186   $  309,798,468   $  98,515,375   $  62,941,735
  Reinvestment of dividends.....     66,961,124      74,699,264      145,279,077      154,190,774      15,703,862      11,145,109
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                    344,293,152     258,542,469      475,140,263      463,989,242     114,219,237      74,086,844
  Less redemptions..............   (175,504,043)    (89,430,805)    (339,050,645)    (270,385,702)    (92,291,698)    (55,506,780)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase..................  $ 168,789,109   $ 169,111,664   $  136,089,618   $  193,603,540   $  21,927,539   $  18,580,064
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Capital stock authorized
   (shares).....................    100,000,000                      100,000,000                      100,000,000
  Par Value.....................     no par                            $.01                            no par

--------------------------------------------------------------------------------

                                                COLUMBIA                         COLUMBIA                       COLUMBIA
                                                 SPECIAL                        SMALL CAP                  REAL ESTATE EQUITY
                                            FUND, INC. (CSF)                FUND, INC. (CSCF)               FUND, INC. (CREF)
                                     -------------------------------   ----------------------------   -----------------------------
                                          1997             1996            1997          1996 (1)         1997            1996
                                     --------------   --------------   -------------   ------------   -------------   -------------
SHARES:
  Shares sold......................      17,301,738       25,624,116       6,092,245      1,756,650       9,713,082       4,543,366
  Shares issued for reinvestment of
   dividends.......................       5,787,116       13,826,136         229,093                        444,904         226,545
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                         23,088,854       39,450,252       6,321,338      1,756,650      10,157,986       4,769,911
  Less shares redeemed.............     (41,278,382)     (24,162,690)     (2,149,149)      (135,869)     (6,308,136)     (2,255,778)
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in
   shares..........................     (18,189,528)      15,287,562       4,172,189      1,620,781       3,849,850       2,514,133
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                     --------------   --------------   -------------   ------------   -------------   -------------
AMOUNTS:
  Sales............................  $  365,659,534   $  593,195,434   $  97,707,061   $ 21,545,009   $ 168,764,062   $  65,389,802
  Reinvestment of dividends........     117,246,979      273,619,242       3,814,406                      8,209,513       3,428,343
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                        482,906,513      866,814,676     101,521,467     21,545,009     176,973,575      68,818,145
  Less redemptions.................    (868,767,173)    (554,251,968)    (34,275,712)    (1,696,470)   (109,555,833)    (31,318,034)
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Net increase (decrease)..........  $ (385,860,660)  $  312,562,708   $  67,245,755   $ 19,848,539   $  67,417,742   $  37,500,111
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Capital stock authorized
   (shares)........................     100,000,000                      100,000,000                    100,000,000
  Par Value........................  $    .01                             no par                         no par

  (1) From inception of operations
   on September 11, 1996.

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       -- 3. CAPITAL STOCK, CONTINUED --

                                            COLUMBIA                          COLUMBIA                       COLUMBIA U.S.
                                            BALANCED                        DAILY INCOME                 GOVERNMENT SECURITIES
                                        FUND, INC. (CBF)                   COMPANY (CDIC)                  FUND, INC. (CUSG)
                                  -----------------------------   ---------------------------------   ---------------------------
                                      1997            1996             1997              1996             1997           1996
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
SHARES:
  Shares sold...................     11,631,390      12,203,107     1,948,660,105     1,425,767,034      1,678,641      1,751,071
  Shares issued for reinvestment
   of dividends.................      4,143,787       3,066,051        44,892,534        40,287,100        214,917        230,872
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                     15,775,177      15,269,158     1,993,552,639     1,466,054,134      1,893,558      1,981,943
  Less shares redeemed..........    (11,880,698)     (6,405,495)   (1,714,257,040)   (1,376,909,687)    (2,278,311)    (2,051,336)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Net increase (decrease) in
   shares.......................      3,894,479       8,863,663       279,295,599        89,144,447       (384,753)       (69,393)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
AMOUNTS:
  Sales.........................  $ 255,961,711   $ 251,516,248   $ 1,948,660,105   $ 1,425,767,034   $ 13,843,228   $ 14,407,264
  Reinvestment of dividends.....     89,309,106      62,884,919        44,892,534        40,287,100      1,771,509      1,898,935
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                    345,270,817     314,401,167     1,993,552,639     1,466,054,134     15,614,737     16,306,199
  Less redemptions..............   (264,954,175)   (132,861,358)   (1,714,257,040)   (1,376,909,687)   (18,765,190)   (16,871,131)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Net increase (decrease).......  $  80,316,642   $ 181,539,809   $   279,295,599   $    89,144,447   $ (3,150,453)  $   (564,932)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Capital stock authorized
   (shares).....................    100,000,000                     2,000,000,000                      100,000,000
  Par Value.....................     no par                            $.001                              $.01

                                            COLUMBIA FIXED                     COLUMBIA                        COLUMBIA
                                           INCOME SECURITIES                MUNICIPAL BOND                    HIGH YIELD
                                           FUND, INC. (CFIS)               FUND, INC. (CMBF)               FUND, INC. (CHYF)
                                     -----------------------------   -----------------------------   -----------------------------
                                         1997            1996            1997            1996            1997            1996
                                     -------------   -------------   -------------   -------------   -------------   -------------
SHARES:
  Shares sold......................      8,909,289       9,571,457       6,372,612       4,732,337       2,127,208       1,058,203
  Shares issued for reinvestment of
   dividends.......................      1,456,925       1,427,852       1,369,697       1,395,611         342,994         197,255
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                        10,366,214      10,999,309       7,742,309       6,127,948       2,470,202       1,255,458
  Less shares redeemed.............     (9,188,186)     (7,165,704)     (5,853,872)     (6,210,439)     (1,457,004)       (730,964)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease) in
   shares..........................      1,178,028       3,833,605       1,888,437         (82,491)      1,013,198         524,494
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
AMOUNTS:
  Sales............................  $ 117,209,758   $ 124,564,521   $  77,959,329   $  57,398,891   $  21,499,878   $  10,345,832
  Reinvestment of dividends........     19,185,059      18,580,087      16,813,005      16,930,817       3,460,890       1,925,766
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                       136,394,817     143,144,608      94,772,334      74,329,708      24,960,768      12,271,598
  Less redemptions.................   (120,988,056)    (93,474,724)    (71,595,439)    (75,374,385)    (14,792,509)     (7,131,758)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net increase (decrease)..........  $  15,406,761   $  49,669,884   $  23,176,895   $  (1,044,677)  $  10,168,259   $   5,139,840
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Capital stock authorized
   (shares)........................    200,000,000                     100,000,000                     100,000,000
  Par Value........................      $.01                            $.01                           no par

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES --

                                                                                                          COLUMBIA
                                              COLUMBIA             COLUMBIA              COLUMBIA         SPECIAL
                                            COMMON STOCK            GROWTH          INTERNATIONAL STOCK  FUND, INC.
                                          FUND, INC. (CCSF)    FUND, INC. (CGF)      FUND, INC. (CISF)     (CSF)
                                          -----------------  ---------------------  -------------------  ----------
Investment management fees incurred.....     $4,158,273           $7,019,161            $1,504,787       $12,373,140
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................     0.60 of 1%          0.75 of 1% to              1%             1% to
                                                              $200,000,000 daily                         $500,000,000
                                                             net assets; 0.625 of                        daily net
                                                                  1% between                              assets;
                                                               $200,000,000 and                          0.75 of 1%
                                                               $500,000,000; and                         in excess
                                                                  0.50 of 1%                                 of
                                                                 in excess of                            $500,000,000
                                                                 $500,000,000

Transfer agent fee (included in
 shareholder servicing costs)...........      $424,958             $857,591              $313,943         $979,562
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................       $6,704               $11,980               $1,476          $14,774
Value of investments held at December
 31, 1997 by:
  Columbia Management Co................      $457,230              $94,101               $62,437        $2,232,560
  Columbia Funds Management Company.....       $93,330              $44,502               $16,810         $769,764

                                              COLUMBIA            COLUMBIA           COLUMBIA           COLUMBIA
                                              SMALL CAP      REAL ESTATE EQUITY      BALANCED         DAILY INCOME
                                          FUND, INC. (CSCF)  FUND, INC. (CREF)   FUND, INC. (CBF)    COMPANY (CDIC)
                                          -----------------  ------------------  ----------------  ------------------
Investment management fees incurred.....      $547,892            $864,343          $3,826,628         $4,296,685
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................         1%              0.75 of 1%         0.50 of 1%       0.50 of 1% to
                                                                                                   $500,000,000 daily
                                                                                                    net assets; 0.45
                                                                                                     of 1% between
                                                                                                    $500,000,000 and
                                                                                                    $1,000,000,000;
                                                                                                   and 0.40 of 1% in
                                                                                                       excess of
                                                                                                     $1,000,000,000
Transfer agent fee (included in
 shareholder servicing costs)...........       $73,575            $131,357           $511,482           $648,992
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................        $506               $1,110             $7,503             $8,731
Value of investments held at December
 31, 1997 by:
  Columbia Management Co................                          $139,668                             $2,604,160
  Columbia Funds Management Company.....       $11,827            $24,472                              $3,356,624

--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES, CONTINUED --

                                              COLUMBIA U.S.       COLUMBIA FIXED        COLUMBIA           COLUMBIA
                                          GOVERNMENT SECURITIES  INCOME SECURITIES   MUNICIPAL BOND       HIGH YIELD
                                            FUND, INC. (CUSG)    FUND, INC. (CFIS)  FUND, INC. (CMBF)  FUND, INC. (CHYF)
                                          ---------------------  -----------------  -----------------  -----------------
Investment management fees incurred.....        $194,230            $1,821,809         $1,952,213          $211,632
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................       0.50 of 1%           0.50 of 1%         0.50 of 1%         0.60 of 1%
Transfer agent fee (included in
 shareholder servicing costs)...........         $45,009             $249,777           $112,418            $38,316
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................          $390                $3,611             $3,867              $348
Value of investments held at December
 31, 1997 by:
  Columbia Management Co................        $417,550            $1,015,605         $2,066,804          $367,927
  Columbia Funds Management Company.....         $66,328             $291,606           $293,924           $291,996

The investment advisor of the Funds is Columbia Funds Management Company (CFMC). The transfer agent for the Funds is Columbia Trust Company (CTC), a majority owned subsidiary of CFMC. The transfer agent is compensated based on a per account fee.

On December 10, 1997, CFMC, CTC and Columbia Management Company (CMC), an affiliated company, became
--------------------------------------------------------------------------------
indirect subsidiaries of Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Prior to that date, certain officers and directors of the Funds were also officers and directors of CFMC, CTC and CMC. Those individuals did not receive any compensation or other payment from the Funds. As a result of federal banking regulations, no officers or directors of the Funds are officers or directors of CFMC, CTC or CMC following the transaction with Fleet. J. Jerry Inskeep, Jr., an officer and director of the Funds, is affiliated with Fleet, but receives no compensation or other payment from the Funds.

As a result of the transaction with Fleet, directors of the Funds were required to approve new contracts for investment advisory and transfer agent services between the Funds and CFMC and CTC, respectively. These new contracts are the same in all material respects to the corresponding previous contracts. Shareholders of the Funds were required to approve the new investment advisory contracts. The proxy voting results of the approval by shareholders of the Funds of those contracts is set forth at the end of this 1997 Annual Report.

                       REPORT OF INDEPENDENT ACCOUNTANTS
       -----------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS,
Columbia Common Stock Fund, Inc. (CCSF)
Columbia Growth Fund, Inc. (CGF)
Columbia International Stock Fund, Inc. (CISF)
Columbia Small Cap Fund, Inc. (CSCF)
Columbia Special Fund, Inc. (CSF)
Columbia Real Estate Equity Fund, Inc. (CREF)
Columbia Balanced Fund, Inc. (CBF)
Columbia Daily Income Company (CDIC)
Columbia U.S. Government Securities Fund, Inc. (CUSG)
Columbia Fixed Income Securities Fund, Inc. (CFIS)
Columbia Municipal Bond Fund, Inc. (CMBF)
Columbia High Yield Fund, Inc. (CHYF)

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments for each of the twelve funds comprising Columbia Funds (the "Funds"), as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, except for CSCF which is for the period from inception, September 11, 1996 to December 31, 1996 and for the year ended December 31, 1997 and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the twelve funds comprising Columbia Funds enumerated above as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, except for CSCF which is for the period from inception, September 11, 1996 to December 31, 1996 and for the year ended December 31, 1997 and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Portland, Oregon
February 12, 1998

                              PROXY VOTING RESULTS
       -----------------------------------------------------------------

    On December 4, 1997, the Funds held a Special Meeting of Shareholders to approve new investment advisory contracts with the Advisor. The need to approve a new investment advisory contract was caused by the change in control of the Advisor resulting from the acquisition of the Advisor by Fleet Financial Group, Inc. A new investment advisory contract was approved by each Fund as shown below:


                                        TOTAL
FUND                                 OUTSTANDING       FOR       AGAINST     ABSTENTION
-----------------------------------  ------------   ---------   ----------   -----------
Columbia Common Stock Fund.........    33,424,104   23,503,684      92,486       125,914
Columbia Growth Fund...............    34,932,310   18,670,005     323,723       442,534
Columbia International Stock
 Fund..............................    10,136,429   6,162,186       75,846       128,929
Columbia Special Fund..............    66,728,987   35,764,587     603,044     1,097,275
Columbia Small Cap Fund............     4,439,465   2,766,574       45,914        34,298
Columbia Real Estate Equity Fund...     7,395,725   4,826,934       70,141        52,743
Columbia Balanced Fund.............    36,136,805   19,709,041      97,202       240,899
Columbia Daily Income Company......   875,748,841   464,677,559 11,346,679    10,251,952
Columbia U.S. Government Securities
 Fund..............................     4,525,865   3,140,210       15,454        39,456
Columbia Fixed Income Securities
 Fund..............................    27,941,833   15,526,380     226,012       255,217
Columbia Municipal Bond Fund.......    32,247,512   20,286,357     523,472       551,537
Columbia High Yield Fund...........     3,715,453   2,400,164       12,704        54,931

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEET FINANCIAL GROUP, INC. OR ANY OF ITS AFFILIATES, THE ADVISOR, OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.